     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2002


                                                                FILE NO. 33-5852

                                                               FILE NO. 811-4676
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                            ------------------------


                     REGISTRATION STATEMENT
                UNDER THE SECURITIES ACT OF 1933                        [X]




                POST-EFFECTIVE AMENDMENT NO. 37                         [X]



                              AND
                     REGISTRATION STATEMENT
            UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]

                        AMENDMENT NO. 39                                [X]


                                  HARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        ONE SEAGATE, TOLEDO, OHIO 43666
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (419) 247-1940
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                DAVID G. VAN HOOSER                                  ERNEST V. KLEIN, ESQ.
                    HARBOR FUND                                        HALE AND DORR LLP
                    ONE SEAGATE                                         60 STATE STREET
                 TOLEDO, OHIO 43666                               BOSTON, MASSACHUSETTS 02109

                    (NAME AND ADDRESS OF AGENTS FOR SERVICE)

                            ------------------------


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON OCTOBER 1, 2002
                     PURSUANT TO PARAGRAPH (A) OF RULE 485.


                 THE INDEX TO EXHIBITS IS LOCATED AT PAGE C-6.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                        PROSPECTUS

                                       [HARBOR FUND LOGO]

                                        OCTOBER 1, 2002


 -------------------------------------------------------------------------------
                                        HARBOR FUND

                                        The Securities and Exchange
                                        Commission has not approved any
                                        fund's shares as an investment or
                                        determined whether this prospectus
                                        is accurate or complete. Anyone who
                                        tells you otherwise is committing a
                                        crime.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                  OVERVIEW OF FUNDS                                       1

                                  RISK/RETURN SUMMARY

                                  DOMESTIC EQUITY
                                    Harbor Capital Appreciation Fund                      2
                                    Harbor Mid Cap Growth Fund                            4
                                    Harbor Growth Fund                                    6
                                    Harbor Small Cap Growth Fund                          8
                                    Harbor Large Cap Value Fund                          10
                                    Harbor Mid Cap Value Fund                            12
                                    Harbor Small Cap Value Fund                          14

                                  INTERNATIONAL EQUITY
                                    Harbor International Fund                            16
                                    Harbor International Fund II                         18
                                    Harbor International Growth Fund                     20
                                    Harbor Global Equity Fund                            22

                                  FIXED INCOME
                                    Harbor Bond Fund                                     24
                                    Harbor Short Duration Fund                           26
                                    Harbor Money Market Fund                             28

                                  THE FUNDS' INVESTMENTS

                                    Additional Information About the Funds' Principal
                                      Investments                                        30
                                    Information About the Funds' Other Investments       31

                                  THE ADVISER AND SUBADVISERS                            32

                                  YOUR HARBOR FUND ACCOUNT

                                    Choosing a Share Class                               42
                                    How to Purchase Shares of Harbor Fund                43
                                    How to Exchange Shares of Harbor Fund                45
                                    How to Sell Shares of Harbor Fund                    47

                                  SHAREHOLDER AND ACCOUNT POLICIES

                                    Share Price                                          48
                                    Valuation of Shares                                  48
                                    Paying for Shares by Check                           48
                                    Redemptions in Kind                                  48
                                    Accounts with Small Balances                         48
                                    Signature Guarantees                                 48
                                    Statements and Reports                               48
                                    Dividends, Distributions and Taxes                   49

                                  INVESTOR SERVICES

                                    www.harborfund.com                                   50
                                    Tele Services                                        50
                                    Dividend Exchange Plan                               50
                                    Transfer on Death Registration                       50
                                    Checkwriting for Money Market Fund                   51
                                    Automatic Investment Plan                            51
                                    Automatic Exchange Plan                              51
                                    Automatic Withdrawal Plan                            51
                                    Retirement Accounts                                  51
                                    Householding                                         51

                                  FINANCIAL HIGHLIGHTS                                   52

                                  HARBOR FUND DETAILS                                    56

                                  HARBOR'S PRIVACY STATEMENT                             57

                                  FOR MORE INFORMATION                                   Back Cover

OVERVIEW OF FUNDS
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT STYLES

Each Harbor fund has its own investment style. A portfolio of equity securities provides a certain style based on the stocks' growth or value characteristics and their market capitalizations. A portfolio of fixed income securities provides a certain style based on quality and duration. These maps show you each Harbor fund's investment style.

                  [DOMESTIC EQUITY GRAPH] [INTERNATIONAL EQUITY GRAPH] [FIXED INCOME GRAPH]
                                           *HGEF holds
                                            both
                                            domestic
                                            and
                                            International
                                            securities

Legend:
HCAF   Harbor Capital Appreciation Fund
HMCGF  Harbor Mid Cap Growth Fund
HGF    Harbor Growth Fund
HSCGF  Harbor Small Cap Growth Fund
HLCVF  Harbor Large Cap Value Fund
HMCVF  Harbor Mid Cap Value Fund
HSCVF  Harbor Small Cap Value Fund
   HIF  Harbor International Fund
   HIF2 Harbor International Fund II
   HIGF Harbor International Growth Fund
   HGEF Harbor Global Equity Fund
   HBF    Harbor Bond Fund
   HSDF   Harbor Short Duration Fund
   HMMF  Harbor Money Market Fund

--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE HARBOR FUNDS

The Harbor equity funds may be an appropriate investment for investors:
- With a long-term time horizon and no need for current income.
- Willing to tolerate more risk than fixed income investments.
- Willing to assume the risk of changes in the value of common stocks and, in the case of the international and global equity funds, the risks of investing in foreign markets.

The Harbor fixed income funds may be an appropriate investment for investors:
- Looking to allocate a portion of their assets to fixed income securities.
- Looking for an investment with a lower risk than equity funds.
- Seeking current income.
- Willing to assume the risk of changing interest rates and other factors, such as duration, credit quality and prepayment risk, that affect the value of bonds.

--------------------------------------------------------------------------------

WHAT IS THE ROLE OF HARBOR CAPITAL ADVISORS

Harbor Capital Advisors, Inc., a registered investment adviser, is the sponsor of the Harbor family of 14 no-load mutual funds, each with different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., Harbor Capital Advisors selects and oversees subadvisers who are responsible for managing the assets of each fund.

--------------------------------------------------------------------------------

YOU SHOULD KNOW

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Fund's trustees may change a fund's investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Mid to large cap growth stocks with more volatility than the market.

PORTFOLIO MANAGER
SPIROS SEGALAS
Jennison Associates LLC

466 Lexington Avenue
New York, NY 10017

Sig Segalas has managed the fund since 1990. He has been the president of Jennison since 1993 and the chief investment officer since 1973. He is a director and founding member of Jennison.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following financial characteristics:
- Superior absolute and relative earnings growth
- Superior sales growth, improving sales momentum and high levels of unit growth
- High or improving profitability
- Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects.

The subadviser focuses on stocks of companies that have distinct attributes such as:
- Strong market position with a defensible franchise
- Unique marketing competence
- Strong research and development leading to superior new product flow
- Capable and disciplined management
The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

Stocks of mid and large cap companies in the fund's portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.


[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                               9.98
'93                                                                              12.12
'94                                                                               3.37
'95                                                                              37.82
'96                                                                              19.85
'97                                                                              31.46
'98                                                                              36.80
'99                                                                              45.81
'00                                                                             -17.00
'01                                                                             -17.74

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             30.01%              4th/1998

Worst                           -19.53%              3rd/2001
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                            One       Five      Ten
                           Year      Years     Years
-----------------------------------------------------
CAPITAL APPRECIATION
  FUND
Institutional Class
Return Before Taxes       -17.74%    12.35%    14.19%
Return After Taxes on
  Distributions           -17.78%    10.08%    12.25%
Return After Taxes on
  Distributions and Sale
  of Fund Shares          -10.80%    10.09%    11.71%
Retirement Class(1)
Return Before Taxes       -17.94%    12.07%    13.90%
Investor Class(1)
Return Before Taxes       -18.09%    11.87%    13.70%
-----------------------------------------------------
COMPARATIVE INDEX
S&P 500
  (reflects no deduction
  for fees, expenses or
  taxes)                  -11.88%    10.70%    12.94%
-----------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in U.S. or foreign stock markets.
- The market favors small cap stocks over medium and large cap stocks, or value over growth stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- Prices of the fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

The fund's performance may be more volatile because it may invest in mid cap stocks. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.60%         0.60%       0.60%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.06%         0.06%       0.24%
                             -----         -----       -----
  Total annual fund
    operating
    expenses                 0.66%         0.91%       1.09%
--------------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          One       Three      Five        Ten
                         Year       Years      Years      Years
----------------------------------------------------------------

Institutional Class      $ 68       $213       $374       $  851

Retirement Class         $ 93       $294       $515       $1,173

Investor Class           $112       $352       $617       $1,405
----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Mid cap growth stocks demonstrating potential for extraordinary earnings growth.

PORTFOLIO MANAGERS

WILLIAM JEFFERY
KENNETH MCCAIN
DAVID BARATTA
Wall Street Associates

1200 Prospect Street
Suite 100
La Jolla, CA 92037

William Jeffery, Kenneth McCain, and David Baratta have co-managed the fund since its inception in 2000. Mr. Jeffery serves as president and chairman of the board of directors of Wall Street Associates. Mr. McCain is a member of Wall Street's board of directors. Both were previously employed at California First Capital Management. Mr. Baratta joined the firm in 1999 and was previously employed at Morgan Grenfell, Inc.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment by the fund's portfolio. The subadviser's research also includes initial personal interviews and continuing contacts with management of a company. The subadviser has contact with a broad network of national and regional analysts and brokers specializing in smaller, growth companies.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Superior earnings growth
- High probability for positive earnings
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

The subadviser believes that these characteristics are the result of distinct attributes, which it looks for in potential investments, such as:
- Capable and accessible management
- High barriers to entry and resistance to recessionary forces
- Company offers related products and services
- Innovative business concept
Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of mid cap equity securities. The investment strategy of investing at least 80% of its net assets in mid cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 75 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'01                                                                             -25.62

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                          Total Return   Quarter/Year
-----------------------------------------------------

Best                         30.25%        4th/2001

Worst                       -34.77%        3rd/2001
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                               Since
                            One     Five     Inception
                           Year     Years   (11/01/2000)
--------------------------------------------------------
MID CAP GROWTH FUND
Institutional Class
Return Before Taxes       -25.62%    N/A      -32.43%
Return After Taxes on
  Distributions           -25.62%    N/A      -32.43%
Return After Taxes on
  Distributions and Sale
  of Fund Shares          -15.60%    N/A      -25.76%
Retirement Class(1)
Return Before Taxes       -25.80%    N/A      -32.60%
Investor Class(1)
Return Before Taxes       -25.94%    N/A      -32.72%
--------------------------------------------------------
COMPARATIVE INDEX
Russell Midcap(R) Growth
  (reflects no deduction
  for fees, expenses or
  taxes)                  -20.15%    N/A      -30.16%
--------------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or small or large cap stocks over mid cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than larger cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.65%         0.65%       0.83%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(1)              1.40%         1.65%       1.83%
--------------------------------------------------------------



(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:



                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.55%         0.50%       0.32%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.65%         0.65%       0.83%
                               -----         -----       -----
    Total annual fund
      operating expenses       1.20%         1.40%       1.40%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                           One       Three       Five        Ten
                           Year      Years      Years       Years
------------------------------------------------------------------

Institutional Class        $144      $452       $  793      $1,805

Retirement Class           $169      $533       $  935      $2,127

Investor Class             $188      $591       $1,036      $2,359
------------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Small to mid cap growth stocks with high volatility.

PORTFOLIO MANAGER
PETER WELLES
Emerging Growth
Advisors, Inc.

401 E. Pratt Street,
Suite 211
Baltimore, MD 21202

Pete Welles has managed the fund since 1997. He has been president of Emerging Growth Advisors since 1993. Before that he was a general partner of Emerging Growth Partners, L.P.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with estimated revenues of $500 million or less at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, for potential investment in the fund's portfolio. Individual stock selection will determine industries in which the fund invests. The subadviser's research includes initial personal interviews and continuing contacts with top management of a company.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Capable and accessible management committed to above average earnings growth
- Dominant, unrecognized or innovative products or services with long-term growth potential
- Favorable potential financial strength and growth rates

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 65%, of its net assets in a diversified portfolio of equity securities. The fund expects to invest in approximately 40-60 companies. The fund invests primarily in both small and mid cap companies with market capitalization that range from $100 million to $10 billion. The fund may also engage in short sales, which is the sale by the fund of a borrowed security, of up to 25% of its assets to take advantage of anticipated declines in stock prices or to protect a profit in a portfolio security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.


[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              -6.34
'93                                                                              18.40
'94                                                                             -11.42
'95                                                                              38.18
'96                                                                              11.05
'97                                                                              20.87
'98                                                                              11.39
'99                                                                              95.39
'00                                                                             -13.00
'01                                                                             -31.56

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                     Total Return   Quarter/Year
------------------------------------------------
Best                    53.74%        4th/1999
Worst                  -36.51%        3rd/2001
------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                One       Five      Ten
                               Year      Years     Years
---------------------------------------------------------
GROWTH FUND
Institutional Class
Return Before Taxes           -31.56%     9.39%     8.97%
Return After Taxes on
  Distributions               -31.56%     7.35%     6.35%
Return After Taxes on
  Distributions and Sale
  of Fund Shares              -19.22%     7.39%     6.53%
---------------------------------------------------------
RETIREMENT CLASS(1)
Return Before Taxes           -31.74%     9.12%     8.70%
---------------------------------------------------------
INVESTOR CLASS(1)
Return Before Taxes           -31.88%     8.92%     8.50%
---------------------------------------------------------
COMPARATIVE INDEX
Russell Midcap(R) Growth
  (reflects no deduction
  for fees, expenses or
  taxes)                      -20.15%     9.02%    11.10%
---------------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or large cap stocks over growth stocks or small cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- The prices of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

The fund's performance may be more volatile because it invests primarily in small to mid cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small and mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in approximately 40-60 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                         Institutional    Retirement    Investor
                             Class          Class        Class
----------------------------------------------------------------

SHAREHOLDER FEES             None           None         None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
  EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.75%          0.75%        0.75%
  Distribution and
    service (12b-1)
    fees                     None           0.25%        0.25%
  Other expenses             0.20%          0.20%        0.38%
                             -----          -----        -----
  Total annual fund
    operating
    expenses                 0.95%          1.20%        1.38%
----------------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         One       Three      Five        Ten
                         Year      Years      Years      Years
---------------------------------------------------------------

Institutional Class      $ 97      $307       $538       $1,225
Retirement Class         $123      $388       $680       $1,597
Investor Class           $141      $446       $782       $1,779
---------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Small cap growth stocks demonstrating consistent or accelerating earnings growth.

PORTFOLIO MANAGER
WILLIAM MUGGIA
Westfield Capital Management Company
LLC
One Financial Center
23rd Floor
Boston, MA 02111

William Muggia has managed the fund since its inception in 2000. He is president, chief investment officer, and a member of the board of directors of Westfield Capital Management. Prior to joining Westfield in 1994, he worked in the Technology Investment Banking Group at Alex. Brown & Sons.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $100 million to $1.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach by, first, identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company to select those companies for investment in the fund's portfolio. This means that individual stock selections primarily determine the fund's sector weightings. The subadviser's research also includes initial personal interviews and continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Accelerating earnings momentum
- Strong earnings growth
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Superior company management
- Significant insider ownership
- Unique market position and broad market opportunities
- Solid financial controls and accounting

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The investment strategy of investing at least 80% of its net assets in small cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in about 50 companies.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.


[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'01                                                                              2.29

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                          Total Return   Quarter/Year
-----------------------------------------------------
Best                         19.22%       2nd/2001

Worst                       -15.76%       3rd/2001
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                   Since
                                One     Five     Inception
                                Year    Years   (11/01/2000)
------------------------------------------------------------
SMALL CAP GROWTH FUND
Institutional Class
Return Before Taxes             2.29%    N/A        6.06%
Return After Taxes on
  Distributions                 2.29%    N/A        6.06%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                   1.40%    N/A        4.85%
Retirement Class(1)
Return Before Taxes             2.04%    N/A        5.79%
Investor Class(1)
Return Before Taxes             1.85%    N/A        5.60%
------------------------------------------------------------
COMPARATIVE INDEX
Russell 2000(R) Growth
  (reflects no deduction for
  fees, expenses or taxes)     -9.23%    N/A      -18.44%
------------------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or mid to large cap stocks over small cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 50 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                       Institutional   Retirement   Investor
                           Class         Class       Class
------------------------------------------------------------

SHAREHOLDER FEES           None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees          0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                   None          0.25%       0.25%
  Other expenses           0.65%         0.65%       0.83%
                           -----         -----       -----
  Total annual fund
    operating
    expenses(1)            1.40%         1.65%       1.83%
------------------------------------------------------------



(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:



                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.75%         0.75%       0.75%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.20%         0.20%       0.38%
                               -----         -----       -----
    Total annual fund
      operating expenses       0.95%         1.20%       1.38%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                           One       Three       Five        Ten
                           Year      Years      Years       Years
------------------------------------------------------------------

Institutional Class        $144      $452       $  793      $1,805

Retirement Class           $169      $533       $  938      $2,127

Investor Class             $188      $591       $1,036      $2,359
------------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS
Large cap value stocks.

PORTFOLIO MANAGER
JEFFREY SHAW
Armstrong Shaw
Associates, Inc.

45 Grove Street
New Canaan, CT 06840

Jeffrey Shaw has managed the fund since September 20, 2001. He is the chief investment officer of Armstrong Shaw and has served as its chairman since 1999 and as its president since 1989.
On September 20, 2001, the fund changed its name from "Harbor Value Fund" to "Harbor Large Cap Value Fund".
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of U.S. companies with market capitalizations of at least $5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The subadviser's research also includes continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Earnings per share growth greater than 10%
- Return on equity that is 15% or better
- Relative price earnings multiple less than the S&P 500 index
- Selling at a substantial discount to its intrinsic value

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Dominant brand names
- Low cost provider or niche player
- Strong management with a successful track record

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The investment strategy of investing at least 80% of its net assets in large cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 25 to 40 companies. The subadviser intends to limit the fund's investments in any one sector as a percentage of the Fund's assets to the greater of 15% or two times the Russell 1000(R) Value index's sector weightings.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.


[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                               7.46
'93                                                                               8.38
'94                                                                               0.70
'95                                                                              35.37
'96                                                                              20.02
'97                                                                              31.20
'98                                                                               6.92
'99                                                                               7.58
'00                                                                               7.16
'01                                                                               4.10

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                         Total Return   Quarter/Year
----------------------------------------------------
Best                        15.24%        4th/1998

Worst                      -13.68%        3rd/1998
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                  One      Five     Ten
                                 Year     Years    Years
---------------------------------------------------------
LARGE CAP VALUE FUND
Institutional Class
Return Before Taxes               4.10%   10.98%   12.36%
Return After Taxes on
  Distributions                   3.50%    6.99%    8.37%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                     2.47%    7.06%    8.25%
Retirement Class(1)
Return Before Taxes               3.84%   10.70%   12.08%
Investor Class(1)
Return Before Taxes               3.66%   10.50%   11.88%
---------------------------------------------------------
COMPARATIVE INDEX
Russell 1000(R) Value
  (reflects no deduction for
  fees, expenses or taxes)       -5.59%   11.13%   14.16%
---------------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors small or mid cap stocks over large cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund typically invests in about 25 to 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------
SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)
ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.60%         0.60%       0.60%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.17%         0.17%       0.35%
                             -----         -----       -----
  Total annual fund
    operating
    expenses                 0.77%         1.02%       1.20%
--------------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          One       Three      Five        Ten
                         Year       Years      Years      Years
----------------------------------------------------------------

Institutional Class      $ 79       $249       $436       $  993

Retirement Class         $105       $330       $578       $1,315

Investor Class           $123       $388       $680       $1,547
----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return.
PRINCIPAL STYLE CHARACTERISTICS
Mid cap value stocks of companies with improving fundamentals and priced at a discount to their peers.
PORTFOLIO MANAGER

TIMOTHY G. DALTON, JR.
KENNETH J. GREINER
BRUCE H. GELLER
PETER A. GULLI
Dalton, Greiner, Hartman, Maher & Co.

565 Fifth Avenue
Suite 2101
New York, NY 10017

Tim Dalton, Ken Greiner, Bruce Geller and Peter Gulli have co-managed the fund since its inception in 2002. Mr. Dalton has been the Chairman of DGHM since 1990. Mr. Greiner has been the president of DGHM since 1990. Mr. Geller is an executive vice president and has been with DGHM since 1992. Mr. Gulli is a vice president and has been at DGHM since 1999.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The fund's sector weightings are a result of, and secondary to, individual stock selections. The subadviser's research also includes initial personal interviews and continuing contacts with top management of a company and the company's competitors and suppliers.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Attractive valuation with above average profitability
- Strong balance sheet
- Free cash flow generation
- Stable to improving industry fundamentals

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Market leader: high/improving market share
- Proven management with the talent to manage a larger company
- Large insider ownership/insiders buying

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The investment strategy of investing at least 80% of its net assets in mid cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 30 to 40 companies.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 36 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors small or large cap stocks over mid cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than large cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 30 to 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR MID CAP VALUE FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses(1)          0.77%         0.77%       0.95%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(2)              1.52%         1.77%       1.95%
--------------------------------------------------------------



(1) Such fees are based on estimated amounts for the current fiscal year ending October 31, 2002.


(2)The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:



                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.55%         0.50%       0.32%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.65%         0.65%       0.83%
                               -----         -----       -----
    Total annual fund
      operating expenses       1.20%         1.40%       1.40%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         One       Three       Five        Ten
                         Year      Years      Years       Years
----------------------------------------------------------------

Institutional Class      $156      $491       $  861      $1,960

Retirement Class         $181      $572       $1,002      $2,282

Investor Class           $200      $630       $1,104      $2,514
----------------------------------------------------------------

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return
PRINCIPAL STYLE CHARACTERISTICS
Small cap value stocks.
PORTFOLIO MANAGER

PAUL E. VIERA
EARNEST Partners LLC

75 Fourteenth Street
Suite 2300
Atlanta, GA 30309

Paul E. Viera has managed the fund since its inception in 2001. Mr. Viera is the chief executive officer and founder of EARNEST Partners. Prior to founding EARNEST Partners, he was a global partner at INVESCO and a senior member of its investment committee.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies selected from the Russell 2000(R) universe with market capitalizations in the approximate range of $250 million to $2.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the subadviser believes are their intrinsic values. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund's portfolio. The subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The subadviser uses a statistical approach designed to measure and control the prospect of substantially underperforming the benchmark to seek to limit company specific risk in the fund's portfolio.

Under normal circumstances, the fund intends to invest substantially all, but must invest a least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. The investment strategy of investing at least 80% of its net assets in small cap equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 60 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 37 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors mid or large cap stocks over small cap stocks, or growth over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in approximately 60 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISK/RETURN SUMMARY -- DOMESTIC EQUITY
HARBOR SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees            0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses(1)          0.72%         0.72%       0.90%
                             -----         -----       -----
  Total annual fund
    operating
    expenses(2)              1.47%         1.72%       1.90%
--------------------------------------------------------------



(1) Such fees are based on estimated amounts for the current fiscal year ending October 31, 2002.



(2)The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:



                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.55%         0.50%       0.32%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.65%         0.65%       0.83%
                               -----         -----       -----
    Total annual fund
      operating expenses       1.20%         1.40%       1.40%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         One       Three       Five        Ten
                         Year      Years      Years       Years
----------------------------------------------------------------

Institutional Class      $151      $475       $  833      $1,895

Retirement Class         $176      $556       $  974      $2,217

Investor Class           $195      $614       $1,076      $2,450
----------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return, principally from growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
International large cap value oriented stocks.
PORTFOLIO MANAGER
HAKAN CASTEGREN
Northern Cross Investments Limited
Clarendon House
2 Church Street
Hamilton, Bermuda HMDX

Hakan Castegren has managed the fund's portfolio since it started in 1987. Hakan is the president of Northern Cross and was previously associated with Boston Overseas Investors as a portfolio manager.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:
- Businesses that the subadviser believes offers value
- Low price/earnings multiples relative to other stocks in each country/industry
- Above average, long term earnings expectation not reflected in the price

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.

Under normal circumstances, the fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.


[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              -0.09
'93                                                                              45.42
'94                                                                               5.43
'95                                                                              16.06
'96                                                                              20.12
'97                                                                              15.49
'98                                                                              10.36
'99                                                                              23.89
'00                                                                              -4.97
'01                                                                             -12.25

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             18.28%             4th/1998

Worst                           -16.64%             3rd/1998
---------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                               One     Five     Ten
                              Year     Years   Years
-----------------------------------------------------
INTERNATIONAL FUND
Institutional Class
Return Before Taxes          -12.25%   5.66%   10.89%
Return After Taxes on
  Distributions              -12.87%   4.02%    9.62%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 -6.79%   4.49%    9.06%
Retirement Class(1)
Return Before Taxes          -12.47%   5.39%   10.62%
Investor Class(1)
Return Before Taxes          -12.63%   5.20%   10.42%
-----------------------------------------------------
COMPARATIVE INDEX
EAFE(2)
  (reflects no deduction
  for fees, expenses or
  taxes)                     -21.44%   0.89%    4.46%
-----------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

(2) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                         Institutional   Retirement   Investor
                             Class         Class       Class
--------------------------------------------------------------

SHAREHOLDER FEES             None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees(1)         0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                     None          0.25%       0.25%
  Other expenses             0.12%         0.12%       0.30%
                             -----         -----       -----
  Total annual fund
    operating
    expenses                 0.87%         1.12%       1.30%
--------------------------------------------------------------

(1) Prior to April 1, 2002, the management fee was 0.85%.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          One       Three      Five        Ten
                         Year       Years      Years      Years
----------------------------------------------------------------

Institutional Class      $ 89       $281       $493       $1,122

Retirement Class         $115       $362       $634       $1,444

Investor Class           $133       $420       $736       $1,676
----------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term total return, principally from growth of capital.
PRINCIPAL STYLE CHARACTERISTICS

International large cap value oriented stocks.

PORTFOLIO MANAGER

HAKAN CASTEGREN


Northern Cross Investments Limited


Clarendon House


2 Church Street


Hamilton, Bermuda HMDX

Hakan Castegren has managed the fund's portfolio since August 1, 2002. Hakan is the president of Northern Cross and was previously associated with Boston Overseas Investors as a portfolio manager.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS


The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.



In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.



Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.



In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:


- Businesses that the subadviser believes offers value


- Low price/earnings multiples relative to other stocks in each country/industry


- Above average, long term earnings expectation not reflected in the price

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.

Under normal circumstances, the fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.



The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.


--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'97                                                                               9.70
'98                                                                               7.98
'99                                                                              30.84
'00                                                                              -3.72
'01                                                                             -18.29

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                     Total Return   Quarter/Year
------------------------------------------------

Best                    25.13%       4th/1998

Worst                  -19.34%       3rd/2001
------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)
The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                  Since
                               One     Five     Inception
                              Year     Years   (06/01/1996)
-----------------------------------------------------------
INTERNATIONAL FUND II
Institutional Class
Return Before Taxes          -18.29%   4.05%      5.56%
Return After Taxes on
  Distributions              -18.43%   2.90%      4.48%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                -11.00%   2.97%      4.24%
-----------------------------------------------------------
COMPARATIVE INDEX
EAFE(1) (reflects no
  deduction for fees,
  expenses or taxes)         -21.44%   0.89%      1.17%
-----------------------------------------------------------


(1) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND II
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                         Institutional
                                             Class
------------------------------------------------------

SHAREHOLDER FEES                              None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                            0.75%
  Distribution and service (12b-1)
    fees                                      None
  Other expenses                             0.24%
                                             -----
  Total annual fund operating
    expenses(1)                              0.99%
------------------------------------------------------



(1) The adviser has voluntarily agreed to reduce the fund's management fees for the current year:



                                             Institutional
                                             -------------
    Management fees                              0.65%
    Distribution and service (12b-1) fees         None
    Other expenses                               0.24%
                                                 -----
    Total annual fund operating expenses         0.89%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         One       Three      Five        Ten
                         Year      Years      Years      Years
---------------------------------------------------------------

Institutional Class      $101      $320       $561       $1,276
---------------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Foreign mid to large cap stocks demonstrating accelerating earnings growth. PORTFOLIO MANAGERS
THEODORE TYSON
JOSEPH JORDAN
DOUGLAS ALLEN
Mastholm Asset Management LLC
10500 NE 8th Street
Suite 1725
Bellevue, WA 98004
Theodore Tyson, Joseph Jordan and Douglas Allen have co-managed the fund since December 1, 2001. Mr. Tyson has served as the chief investment officer, managing director and portfolio manager of Mastholm since 1997. Mr. Jordan has served as a director and portfolio manager of Mastholm since 1997. Mr. Allen has served as a director and portfolio manager of Mastholm since 1999.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies with a minimum market capitalization of about $10 billion at the time of initial investment. Under normal circumstances, the fund must invest in a minimum of three countries.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach to construct the fund's portfolio. The fund's sector, country, and currency weightings are a result of, and secondary to, individual stock selections.

In selecting stocks for the fund's portfolio, the subadviser generally looks for companies with the following characteristics:
- Clarity of accounting and confirmation of earnings acceleration
- Operating results higher than analyst expectations
- Wide divergence of analyst expectations
- Stock price below historical average range
- Trading volume that meets the subadviser's minimum liquidity guidelines
The subadviser's research includes visiting companies and their competitors, suppliers, and vendors. The subadviser's research is aided by relationships with over 20 brokerage firms worldwide. The fund expects to invest in approximately 35-45 companies. However, the subadviser intends to limit emerging markets exposure to 10% at cost.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'94                                                                              -7.71
'95                                                                              24.29
'96                                                                              32.04
'97                                                                               3.57
'98                                                                              23.49
'99                                                                              20.19
'00                                                                             -25.50
'01                                                                             -38.54

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                              Total Return         Quarter/Year
---------------------------------------------------------------

Best                             25.74%              4th/1999

Worst                           -25.54%              1st/2001
---------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2001)
The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                                Since
                             One     Five     Inception
                             Year    Years   (11/01/1993)
---------------------------------------------------------
INTERNATIONAL GROWTH FUND
Institutional Class
Return Before Taxes         -38.54%  -6.78%      2.20%
Return After Taxes on
  Distributions             -38.46%  -7.93%      1.27%
Return After Taxes on
  Distributions and Sale
  of Fund Shares            -23.39%  -5.01%      1.94%
Retirement Class(1)
Return Before Taxes         -38.70%  -7.02%      1.95%
Investor Class(1)
Return Before Taxes         -38.81%  -7.18%      1.76%
---------------------------------------------------------
COMPARATIVE INDEX
EAFE(2) Growth
  (reflects no deduction
  for fees, expenses or
  taxes)                    -24.58%  -1.66%      0.69%
---------------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.



(2) Morgan Stanley Capital International Europe, Australasia, Far East

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors value stocks or small cap stocks over growth stocks or large cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund typically invests in approximately 35 to 45 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occur:
- Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
These risks are more severe for securities of issuers in emerging market countries.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                        Institutional   Retirement   Investor
                            Class         Class       Class
-------------------------------------------------------------

SHAREHOLDER FEES            None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees           0.75%         0.75%       0.75%
  Distribution and
    service (12b-1)
    fees                    None          0.25%       0.25%
  Other expenses            0.14%         0.14%       0.32%
                            -----         -----       -----
  Total annual fund
    operating expenses      0.89%         1.14%       1.32%
-------------------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         One     Three    Five      Ten
                         Year    Years    Years    Years
---------------------------------------------------------

Institutional Class      $ 91    $288     $504     $1,147

Retirement Class         $117    $368     $646     $1,470

Investor Class           $135    $427     $748     $1,702
---------------------------------------------------------

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
Foreign and domestic mid to large cap stocks.

PORTFOLIO MANAGERS
DAN JAWORSKI
PABLO SALAS
JON SORENSEN
BPI Global Asset Management LLP

1900 Summit
Tower Blvd
Suite 450
Orlando, FL 32810

Dan Jaworski, Pablo Salas and Jon Sorensen have managed the fund since its inception in 2001. Mr. Jaworski is chief investment officer, managing director and a co-founder of BPI Global Asset Management LLP. Mr. Salas is a portfolio manager, managing director and a co-founder of BPI Global Asset Management LLP. Mr. Sorensen is a portfolio manager with BPI Global Asset Management LLP.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, or other similar securities representing ownership of foreign and domestic securities of companies, with a capitalization of at least $500 million at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. The subadviser's research focuses on identifying the best companies to own within a sector or industry that compete or have a competitive advantage on a global basis. The fund's sector and country weightings are a result of, and secondary to, individual stock selections. This research also includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Superior management whose interests are aligned with shareholders
- Above-average return on equity
- Above-average profit margins and adequate free cash flow
- Strong capital structure with low leverage
- Relatively low price to earnings, price to book, and price to free cash flow ratios

The subadviser looks for companies that are undervalued relative to their global industry peer group and that possess sustainable competitive advantages. The fund's maximum exposure to any one company is limited by the subadviser's judgment as to the liquidity of the company's stock.

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities. The investment strategy of investing at least 80% of its net assets in equity securities may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 120-180 companies. However, the subadviser intends to limit emerging markets exposure to approximately 10% and individual emerging countries exposure to approximately 5% of the fund's assets. The subadviser also intends to limit the fund's investments in any one sector to a percentage of assets which is equal to or less than twice the weight of that sector in the Morgan Stanley Capital International World index measured at the time of initial investment. The fund may invest in foreign securities in the form of depository receipts or other similar securities representing ownership of foreign securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 39 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.

--------------------------------------------------------------------------------
PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign or domestic stock markets.
- The market favors small cap stocks over medium or large cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests in securities of foreign and domestic companies. Because of this, there is a risk that the fund's share price may fluctuate more than if the fund invested solely in securities of domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

The risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America, South America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

RISK/RETURN SUMMARY -- INTERNATIONAL EQUITY
HARBOR GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on 9 month period ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                          Institutional   Retirement   Investor
                              Class         Class       Class
---------------------------------------------------------------

SHAREHOLDER FEES              None          None        None
(fees paid directly from
  your investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees             0.75%         0.75%       0.75%
  Distribution and
    service (12b-1) fees      None          0.25%       0.25%
  Other expenses              0.65%         0.65%       0.83%
                              -----         -----       -----
  Total annual fund
    operating
    expenses(1)               1.40%         1.65%       1.83%
---------------------------------------------------------------



(1) The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:



                           Institutional   Retirement   Investor
                               Class         Class       Class
                           -------------------------------------
    Management fees            0.55%         0.50%       0.32%
    Distribution and
      service (12b-1)
      fees                     None          0.25%       0.25%
    Other expenses             0.65%         0.65%       0.83%
                               -----         -----       -----
    Total annual
      operating expenses       1.20%         1.40%       1.40%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                           One       Three       Five        Ten
                           Year      Years      Years       Years
------------------------------------------------------------------

Institutional Class        $144      $452       $  793      $1,805

Retirement Class           $169      $533       $  935      $2,127

Investor Class             $188      $591       $1,036      $2,359
------------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Total return.

PRINCIPAL STYLE CHARACTERISTICS
Intermediate bonds with overall portfolio rated high quality.

PORTFOLIO MANAGER
WILLIAM GROSS
Pacific Investment Management Company

840 Newport Center Dr.
P.O. Box 6430
Newport Beach, CA 92658-6430

Bill Gross has managed the fund since it started in 1987. He has been a managing director of PIMCO and its predecessor since 1982.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

Total return includes dividends, realized and unrealized capital gains and changes in net asset value.

The subadviser relies on its own proprietary research and analysis to manage the fund's portfolio. The subadviser uses a top down strategy to focus on broad factors and monetary conditions. These include:
- Long-term social, political and demographic trends
- Cyclical business and economic conditions
- Current market conditions

The subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of bonds. These include mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and at least 80% of its assets will be U.S. dollar-denominated. No more than 25% of its assets will be invested in a single country other than the U.S. The investment strategy of investing at least 80% of its net assets in bonds may not be changed unless the fund provides 60 days advance notice to its shareholders.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how portfolio securities will perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.
CREDIT QUALITY. The fund will not invest in securities rated lower than B. The fund's average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high yield or junk bonds.
DURATION. The fund's duration is equal to that of the bond market plus or minus
1.5 years. The duration of the bond market as of December 31, 2001 was 4.5 years. Duration is an approximate measure of the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                               9.11
'93                                                                              12.41
'94                                                                              -3.76
'95                                                                              19.15
'96                                                                               4.94
'97                                                                               9.39
'98                                                                               9.56
'99                                                                              -0.32
'00                                                                              11.34
'01                                                                               9.03

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                         Total Return   Quarter/Year
----------------------------------------------------

Best                         5.83%        3rd/2001

Worst                       -3.13%        1st/1994
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)
The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                               One    Five     Ten
                              Year    Years   Years
---------------------------------------------------
BOND FUND
Institutional Class
Return Before Taxes           9.03%   7.72%   7.91%
Return After Taxes on
  Distributions               6.12%   4.91%   5.03%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 5.46%   4.84%   4.97%
Retirement Class(1)
Return Before Taxes           8.76%   7.45%   7.64%
Investor Class(1) Return
  Before Taxes                8.56%   7.26%   7.44%
---------------------------------------------------
COMPARATIVE INDEX
Lehman Brothers
  Aggregate -- U.S.
  (reflects no deduction for
  fees, expenses or taxes)    8.44%   7.43%   7.23%
---------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                        Institutional   Retirement   Investor
                            Class         Class       Class
-------------------------------------------------------------

SHAREHOLDER FEES            None          None        None
(fees paid directly
  from your
  investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are
  deducted from fund
  assets)
  Management fees(1)        0.50%         0.50%       0.50%
  Distribution and
    service (12b-1)
    fees                    None          0.25%       0.25%
  Other expenses            0.08%         0.08%       0.26%
                            -----         -----       -----
  Total annual fund
    operating
    expenses(2)             0.58%         0.83%       1.01%
-------------------------------------------------------------



(1) Prior to March 1, 2002, the management fee was 0.70%.



(2) The adviser has voluntarily agreed to reduce the fund's management fees for the current year:



                       Institutional   Retirement   Investor
                           Class         Class       Class
                       -------------------------------------
Management fees            0.48%         0.48%       0.48%
Distribution and
  service (12b-1)
  fees                     None          0.25%       0.25%
Other expenses             0.08%         0.08%       0.26%
                           -----         -----       -----
Total annual fund
  operating expenses       0.56%         0.81%       0.99%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          One     Three    Five      Ten
                         Year     Years    Years    Years
----------------------------------------------------------

Institutional Class      $ 59     $187     $328     $  748

Retirement Class         $ 85     $268     $470     $1,070

Investor Class           $104     $326     $572     $1,302
----------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Total return that is consistent with preservation of capital.

PRINCIPAL STYLE CHARACTERISTICS
High quality short-term bonds.

PORTFOLIO MANAGER

DAVID MARMON
Fischer Francis Trees
& Watts, Inc.

200 Park Ave.
New York, NY 10166

FFTW has been the fund's subadviser since it started in 1992. David Marmon has managed the fund since 2000. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in short-term (up to 3 years maturity) high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The subadviser seeks to maximize portfolio return and minimize volatility by:
- Adjusting the issuer sector allocations, such as U.S. treasuries, corporates, U.S. government agencies, etc.
- Managing the key variables such as duration and credit quality
- Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar denominated. No more than 25% of its net assets will be invested in a single country other than the U.S. The investment strategy of investing at least 80% of its net assets in fixed income securities may not be changed unless the fund provides 60 days advance notice to its shareholders.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how a security in the fund's portfolio may perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.
CREDIT QUALITY. The fund invests primarily in high quality securities, but may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund's average weighted portfolio quality is generally AA or higher.

DURATION. The fund's average duration is approximately one year and will not vary from one year by more than two years. Duration is an approximate measure of the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year since its founding.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              4.65
'93                                                                              4.45
'94                                                                              2.74
'95                                                                              7.44
'96                                                                              6.31
'97                                                                              6.29
'98                                                                              6.36
'99                                                                              3.76
'00                                                                              7.41
'01                                                                              6.05

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                        Total Return       Quarter/Year
-------------------------------------------------------

Best                       2.45%             2nd/1995

Worst                      0.05%             1st/1994
-------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)
The table shows how the fund's average annual returns for different calendar periods compare to those of one year government bonds. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund's past performance before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                                 One       Five        Ten
                                 Year      Years      Years
-----------------------------------------------------------
SHORT DURATION FUND
Institutional Class
Return Before Taxes              6.05%     5.97%      5.54%
Return After Taxes on
  Distributions                  4.02%     3.59%      2.79%
Return After Taxes on
  Distributions and Sale of
  Fund Shares                    3.66%     3.58%      3.01%
Retirement Class(1)
Return Before Taxes              5.79%     5.70%      5.27%
-----------------------------------------------------------
COMPARATIVE INDEX
Salomon Treasury 1 YR CMI
  (reflects no deduction
  for fees, expenses or
  taxes)                         7.07%     6.08%      5.54%
-----------------------------------------------------------



(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in asset-backed and mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.
The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder's tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                               Institutional    Retirement
                                   Class          Class
----------------------------------------------------------

SHAREHOLDER FEES                   None           None
(fees paid directly from
  your investment)

ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from fund assets)
  Management fees(1)               0.30%          0.30%
  Distribution and service
    (12b-1) fees                   None           0.25%
  Other expenses                   0.08%          0.08%
                                   -----          -----
  Total annual fund
    operating expenses(2)          0.38%          0.63%
----------------------------------------------------------



(1) Prior to March 1, 2002, the management fee was 0.40%.



(2)The adviser has voluntarily agreed to limit the fund's operating expenses for the current year:



                             Institutional    Retirement
                                 Class          Class
                             ---------------------------
    Management fees              0.20%          0.20%
    Distribution and
      service (12b-1)
      fees                       None           0.25%
    Other expenses               0.08%          0.08%
                                 -----          -----
    Total annual
      operating expenses         0.28%          0.53%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          One       Three      Five        Ten
                         Year       Years      Years      Years
---------------------------------------------------------------

Institutional Class       $39       $123       $215       $490

Retirement Class          $65       $204       $357       $812
---------------------------------------------------------------

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT GOAL
Current income. The fund intends to maintain a stable share price of $1. PRINCIPAL STYLE CHARACTERISTICS
Very short-term high quality money market instruments.
PORTFOLIO MANAGER

DAVID MARMON
Fischer Francis Trees &
Watts, Inc.

200 Park Ave.
New York, NY 10166

FFTW has been the fund's subadviser since it started in 1987.
David Marmon has managed the fund since 2000. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW.
--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
- U.S. and foreign banks
- Corporate issuers
- U.S. government and its agencies and instrumentalities
- U.S. states and municipalities
- Foreign governments
- Multinational organizations such as the World Bank

The subadviser selects securities for the fund's portfolio by:
- Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.
- Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

MINIMUM CREDIT QUALITY. Ratings for at least 95% of the fund's investments are in the rating agencies' highest short-term rating category or of equivalent quality for unrated securities.

MAXIMUM MATURITY. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)


The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's institutional class shares from year-to-year for the past ten years.

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              3.21
'93                                                                              2.76
'94                                                                              3.91
'95                                                                              5.71
'96                                                                              5.02
'97                                                                              5.16
'98                                                                              5.13
'99                                                                              4.89
'00                                                                              6.17
'01                                                                              4.09

FUND'S BEST AND WORST CALENDAR QUARTERS
(for the past 10 years)

                        Total Return   Quarter/Year
---------------------------------------------------

Best                       1.63%         4th/2000

Worst                      0.55%         4th/2001
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2001)

The table shows how the fund's average annual returns for different calendar periods compare to those of 90-day Treasury bills. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                              One     Five      Ten
                             Year     Years    Years
----------------------------------------------------
MONEY MARKET FUND

Institutional Class          4.09%    5.09%    4.60%
Retirement Class(1)          3.83%    4.82%    4.34%
----------------------------------------------------
COMPARATIVE INDEX

90-Day Treasury Bills        3.76%    4.99%    4.69%
----------------------------------------------------



Current Yield for Period Ended December 31, 2001*
--------------------------------------------------
Institutional Class           7 Days: 1.64%
Retirement Class(1)           7 Days: 1.64%
--------------------------------------------------


*Call 1-800-422-1050 for the fund's current 7-day yield.


(1) Based upon performance of the institutional class shares and adjusted to reflect higher fees and expenses.

RISK/RETURN SUMMARY -- FIXED INCOME
HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:
- The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
- There is a sudden or sharp increase in interest rates.
- The value of the fund's foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
- The subadviser's judgment about the relative values of securities selected for the fund's portfolio proves to be incorrect.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 2001)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                               Institutional    Retirement
                                   Class          Class
----------------------------------------------------------

SHAREHOLDER FEES                   None           None
(fees paid directly from
  your investment)
ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from fund assets)
  Management fees                  0.30%          0.30%
  Distribution and service
    (12b-1) fees                   None           0.25%
  Other expenses                   0.20%          0.20%
                                   -----          -----
  Total annual fund
    operating expenses(1)          0.50%          0.75%
----------------------------------------------------------



(1) The adviser has voluntarily agreed to reduce the fund's management fees for the current year:



                                 Institutional   Retirement
                                     Class         Class
                                 --------------------------
    Management fees                  0.18%         0.18%
    Distribution and service
      (12b-1) fees                   None          0.25%
    Other expenses                   0.20%         0.20%
                                     -----         -----
    Total annual operating
      expenses                       0.38%         0.63%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                            One     Three    Five      Ten
                           Year     Years    Years    Years
-----------------------------------------------------------

Institutional Class         $51     $162     $283     $645

Retirement Class            $77     $242     $425     $967
-----------------------------------------------------------

THE FUNDS' INVESTMENTS
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INVESTMENTS
The equity funds may invest in all types of equity securities.


Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.


--------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS
Harbor Bond Fund and Harbor Short Duration Fund may invest in all types of fixed income securities.
Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and other short-term debt securities.

--------------------------------------------------------------------------------
MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund's dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain imbedded leverage.

--------------------------------------------------------------------------------
CREDIT QUALITY

Securities are investment grade if:
- They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
- They have received a comparable short-term or other rating.
- They are unrated securities that the subadviser believes to be of comparable quality to rated investment-grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to over-the-counter derivative contracts.

THE FUNDS' INVESTMENTS
INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS
--------------------------------------------------------------------------------

DERIVATIVE CONTRACTS

Each fund, other than Harbor Money Market Fund, may, but is not required to, use derivative contracts for any of the following purposes:
- To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
- As a substitute for purchasing or selling securities or foreign currencies.
- To manage the duration of a fund's fixed income portfolio.
- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivative contracts can have a big impact on a fund portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund's portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings. If a fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund's portfolio less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE POSITIONS

In response to adverse market, economic or political conditions, each fund may depart from its principal investment strategies by taking large temporary defensive positions in cash or investment-grade debt securities.

The international funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders' tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance. For the fiscal year ended October 31, 2001, the portfolio turnover rates for Harbor Large Cap Value Fund, Harbor Global Equity Fund, Harbor Bond Fund and Harbor Short Duration Fund were 194%, 143%, 531% and 246%, respectively. The portfolio turnover rates for Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund are each expected to be approximately 100% during the current fiscal year. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate creates expenses for these funds, the subadvisers believe that the portfolio transactions are in the best interests of shareholders. Major shareholders of Harbor Short Duration Fund use it as a liquidity reserve and, therefore, there is frequent purchase and sales activity.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE ADVISER

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Fund.


Harbor Capital Advisors, Inc., located at One SeaGate, Toledo, Ohio, is a wholly owned subsidiary of Robeco Groep N.V. Founded in 1929, Robeco Groep N.V. is one of the world's oldest asset management organizations. As of May 31, 2002, Robeco Groep N.V. through its investment management subsidiaries, had approximately $97.3 billion in assets under management.



The combined assets of Harbor Fund and the pension plans managed by Harbor Capital Advisors were approximately $14.3 billion as of June 30, 2002.


Subject to the approval of the Harbor Fund board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors is also responsible for overseeing each subadviser and recommending the selection, termination and replacement of subadvisers. The adviser evaluates and allocates each funds' assets.

The adviser also:
- Attempts to ensure quality control in the investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
- Closely monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
- Focuses on strict cost control.

In order to more effectively manage the funds, Harbor Fund and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of the Harbor Fund board of trustees, to select subadvisers to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval.

In addition to its investment management services to the funds, the adviser administers each fund's business affairs. For the year ended October 31, 2001, as shown below, each fund paid the adviser an advisory fee for these services. The adviser has also agreed to voluntarily waive a portion of the advisory fee for certain funds for the fiscal year ending October 31, 2002. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to each subadviser out of its own assets. No fund is responsible for paying any portion of the subadvisory fee to the subadviser.

ANNUAL ADVISORY FEE RATES
(as a percentage of the fund's average net assets)


                                 Actual     Contractual
                                Advisory     Advisory
                                Fee Paid        Fee
-------------------------------------------------------
DOMESTIC EQUITY FUNDS

  Harbor Capital
    Appreciation Fund             0.60%        0.60%


  Harbor Mid Cap Growth Fund      0.55         0.75


  Harbor Growth Fund              0.75         0.75


  Harbor Small Cap Growth
    Fund                          0.55         0.75


  Harbor Large Cap Value
    Fund                          0.60         0.60


  Harbor Mid Cap Value
    Fund(1)                        N/A         0.75

  Harbor Small Cap Value
    Fund(2)                        N/A         0.75

INTERNATIONAL EQUITY FUNDS

  Harbor International Fund       0.79         0.85(a)


  Harbor International Fund
    II                            0.65         0.75


  Harbor International
    Growth Fund                   0.75         0.75


  Harbor Global Equity Fund       0.55         0.75

FIXED INCOME FUNDS

  Harbor Bond Fund                0.48         0.70(b)


  Harbor Short Duration Fund      0.20         0.40(c)


  Harbor Money Market Fund        0.18         0.30

-------------------------------------------------------


(1) Inception date 03/01/2002

(2) Inception date 12/14/2001


(a) Effective April 1, 2002, the advisory fee was reduced to 0.75%



(b) Effective March 1, 2002, the advisory fee was reduced to 0.50%



(c) Effective March 1, 2002, the advisory fee was reduced to 0.30%


Each subadviser also subadvises a substantial portion of the pension plan assets managed by Harbor Capital Advisors and has adopted procedures to reasonably ensure fair asset allocation between the respective fund and the pension plan. The objectives and investment styles of each of the Harbor funds (except Harbor Money Market Fund) match those segments of the pension plan subadvised by the subadvisers. This allows Harbor Fund to utilize research and other information on a cost effective basis. Money managers are interviewed at least annually to collect and update data about their organizations and performance.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

WALL STREET
ASSOCIATES
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Wall Street Associates. The Wall Street Associates Mid Cap Growth composite is comprised of all fee paying accounts under discretionary management by Wall Street Associates that have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Growth Fund. Wall Street Associates has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wall Street Associates in managing all mid cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. To calculate the performance of the composite net of advisory fees and expenses, the actual annual fund operating expenses payable by the institutional class shares of Harbor Mid Cap Growth Fund were used.

The historical performance of the Mid Cap Growth composite is not that of any of the Harbor Funds, including Harbor Mid Cap Growth Fund, and is not necessarily indicative of any fund's future results. The Harbor Mid Cap Growth Fund commenced operations on November 1, 2000. Harbor Mid Cap Growth Fund's actual performance may vary significantly from the past performance of this composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


--------------------------------------------------------------------------------
WALL STREET ASSOCIATES MID CAP GROWTH COMPOSITE PERFORMANCE

                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                  --------------------------------------------------------------------
                                                                                                         SINCE
MID CAP GROWTH COMPOSITE*                         3 YEARS                 5 YEARS                  JANUARY 1, 1993**
-------------------------                         -------                 -------                  -----------------
Composite net of all advisory fees and expenses    19.36%                  21.84%                        21.88%
Composite gross of advisory fees                   21.02                   23.51                         23.53
Russell Midcap(R) Growth index                      2.16                    9.02                         11.37

                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                 ------------------------------------------------------------------------------------------------
                                 1993       1994       1995       1996       1997       1998        1999        2000        2001
                                 ----       ----       ----       ----       ----       ----        ----        ----        ----
Composite net of all advisory
  fees and expenses              25.88%     -6.40%     54.89%     20.72%     25.20%     25.94%     124.62%       3.06%     -26.64%
Composite gross of advisory
  fees                           27.65      -4.99      56.96      22.43      26.97      27.75      127.39        4.60      -25.48
Russell Midcap(R) Growth index   11.19      -2.16      33.98      17.48      22.54      17.86       51.29      -11.75      -20.15

-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                --------------------------------------------------------------------
                                                                                                        SINCE
                                                 3 YEARS                  5 YEARS                 JANUARY 1, 1993**
                                                 -------                  -------                 -----------------
  Composite net after expense limitation          19.60%                   22.08%                       22.11%

                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                   ----------------------------------------------------------------------------------------------
                                   1993       1994       1995       1996       1997       1998        1999       2000       2001
                                   ----       ----       ----       ----       ----       ----        ----       ----       ----
  Composite net after expense
    limitation                     26.21%     -6.14%     55.28%     21.04%     25.53%     26.28%     125.15%     3.35%     -26.48%

 * The Mid Cap Growth composite includes all fee paying discretionary accounts managed by Wall Street Associates which have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Growth Fund. As of December 31, 2001, the Mid Cap Growth composite was composed of 21 accounts, totaling approximately $424 million.

** The date the composite became AIMR compliant, not the date of inception.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

WESTFIELD
CAPITAL
MANAGEMENT
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Westfield Capital Management Company, LLC. The Westfield Capital Management Small Cap Growth composite is comprised of all fee paying accounts under discretionary management by Westfield Capital Management that have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Growth Fund. Westfield Capital Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Westfield Capital Management in managing all small cap growth portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Growth Fund. To calculate the performance of the composite net of advisory fees and expenses, the actual annual fund operating expenses payable by the institutional class shares of Harbor Small Cap Growth Fund were used.


The historical performance of the Small Cap Growth composite is not that of any of the Harbor Funds, including Harbor Small Cap Growth Fund and is not necessarily indicative of any fund's future results. The Harbor Small Cap Growth Fund commenced operations November 1, 2000. Harbor Small Cap Growth Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
WESTFIELD CAPITAL MANAGEMENT SMALL CAP GROWTH COMPOSITE PERFORMANCE

                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                   --------------------------------------------------------------------
                                                                                                       SINCE INCEPTION
SMALL CAP GROWTH COMPOSITE*                        3 YEARS          5 YEARS          10 YEARS            JULY 1, 1989
---------------------------                        -------          -------          --------          ---------------
Composite net of all advisory fees and expenses     22.17%           20.30%            16.29%               19.14%
Composite gross of advisory fees                    23.82            21.94             17.88                20.76
Russell 2000(R) Growth index                         0.25             2.87              7.19                 8.03

                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                     --------------------------------------------------------------
                                     1992       1993       1994       1995       1996       1997
                                     ----       ----       ----       ----       ----       ----
Composite net of all advisory
  fees and expenses                  12.84%     12.70%     -3.39%     30.28%     12.13%     22.69%
Composite gross of advisory fees     14.39      14.24      -2.02      31.99      13.67      24.34
Russell 2000(R) Growth index          7.77      13.36      -2.43      31.04      11.26      12.95

                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                 --------------------------------------------------------------
                                   1998       1999        2000       2001
                                   ----       ----        ----       ----
Composite net of all advisory
  fees and expenses                12.64%     74.07%      15.74%     -9.50%
Composite gross of advisory fees   14.20      76.22       17.32      -8.17
Russell 2000(R) Growth index        1.23      43.09      -22.43      -9.23

-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                ---------------------------------------------------------------------
                                                                                                     SINCE INCEPTION
                                                3 YEARS          5 YEARS          10 YEARS            JULY 1, 1989
                                                -------          -------          --------           ---------------
  Composite net after expense limitation         22.41%           20.54%            16.52%               19.37%

                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                      --------------------------------------------------------------------------------------
                                      1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
                                      ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
  Composite net after expense
    limitation                        13.06%   12.92%   -3.20%   30.52%   12.35%   22.92%   12.87%   74.38%   15.97%   -9.31%

* The Small Cap Growth composite includes all fee paying discretionary accounts managed by Westfield Capital Management which have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Growth Fund. As of December 31, 2001, the Small Cap Growth composite was composed of 147 accounts, totaling approximately $1.8 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

ARMSTRONG SHAW
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Armstrong Shaw Associates, Inc. ("Armstrong Shaw"). The Armstrong Shaw Large Cap Value composite is comprised of all fee paying accounts under discretionary management by Armstrong Shaw that have substantially similar investment objectives, policies and strategies as the Harbor Large Cap Value Fund. Armstrong Shaw has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Armstrong Shaw in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. To calculate the performance of the composites net of advisory fees and expenses, the actual annual fund operating expenses payable by the institutional class shares of Harbor Large Cap Value Fund were used.

The historical performance of the Large Cap Value composite is not that of any of the Harbor Funds, including Harbor Large Cap Value Fund, and is not necessarily indicative of any fund's future results. Harbor Large Cap Value Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


--------------------------------------------------------------------------------
ARMSTRONG SHAW LARGE CAP VALUE COMPOSITE PERFORMANCE

                                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                     ---------------------------------------------------------------------
                                                                                                          SINCE INCEPTION
LARGE CAP VALUE COMPOSITE*                           3 YEARS          5 YEARS          10 YEARS           JANUARY 1, 1988
--------------------------                           -------          -------          --------           ---------------
Composite net of all advisory fees and expenses       10.89%           17.60%            16.99%                15.77%
Composite gross of advisory fees                      11.73            18.49             17.94                 16.18
Russell 1000(R) Value index                            2.74            11.13             14.16                 14.48

                                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                      --------------------------------------------------------------
                                      1992       1993       1994       1995       1996       1997
                                      ----       ----       ----       ----       ----       ----
Composite net of all advisory fees
  and expenses                        11.23%     13.29%      0.04%     39.53%     21.38%     33.52%
Composite gross of advisory fees      12.14      14.26       1.09      40.69      22.35      34.55
Russell 1000(R) Value index           13.81      18.12      -1.99      38.35      21.64      35.18

                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                    --------------------------------------------------------------
                                      1998       1999       2000      2001
                                      ----       ----       ----      ----
Composite net of all advisory fees
  and expenses                        23.53%     16.31%     7.41%      9.02%
Composite gross of advisory fees      24.46      17.16      8.26       9.82
Russell 1000(R) Value index           15.63       7.35      7.01      -5.59

-------------------------

* The Large Cap Value composite includes all fee paying discretionary accounts managed by Armstrong Shaw which have substantially similar investment objectives, policies and strategies as the Harbor Large Cap Value Fund. As of December 31, 2001, the Large Cap Value composite was composed of 77 accounts, totaling approximately $2.2 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

DALTON,
GREINER,
HARTMAN,
MAHER & CO.
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Dalton, Greiner, Hartman, Maher & Co. ("DGHM"). The DGHM Mid Cap Value composite is comprised of all fee paying accounts under discretionary management by DGHM that have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Value Fund. DGHM has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of DGHM in managing all mid cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Value Fund. To calculate the performance of the composite net of advisory fees and expenses, the estimated annual fund operating expenses payable by the institutional class shares of Harbor Mid Cap Value Fund were used.


The historical performance of the Mid Cap Value composite is not that of any of the Harbor funds, including Harbor Mid Cap Value Fund and is not necessarily indicative of any fund's future results. The Harbor Mid Cap Value Fund commenced operations on March 1, 2002, and does not yet have a full year of its own performance record. Harbor Mid Cap Value Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
DGHM MID CAP VALUE COMPOSITE PERFORMANCE


                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                  --------------------------------------------------------------------
                                                                                                      SINCE INCEPTION
MID CAP VALUE COMPOSITE*                          3 YEARS          5 YEARS          10 YEARS          JANUARY 1, 1987
------------------------                          -------          -------          --------          ---------------
Composite net of all advisory fees and
  expenses                                         22.52%           17.16%            16.03%               14.79%
Composite gross of advisory fees                   24.36            18.89             17.75                16.49
Russell Midcap(R) Value index                       6.80            11.46             14.41                13.47



                                                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                          --------------------------------------------------------------------------------------
                                          1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
                                          ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Composite net of all advisory fees and
  expenses                                22.55%   23.28%   -5.75%   15.72%   21.60%   27.69%   -6.12%   17.44%   40.02%   11.99%
Composite gross of advisory fees          24.33    25.07    -4.29    17.43    23.37    29.53    -4.65    19.18    41.99    13.67
Russell Midcap(R) Value index             21.68    15.62    -2.13    34.93    20.26    34.37     5.08    -0.11    19.18     2.33


-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                             --------------------------------------------------------------------
                                                                                                                 SINCE INCEPTION
                                                             3 YEARS          5 YEARS          10 YEARS          JANUARY 1, 1987
                                                             -------          -------          --------          ---------------
                              Composite net after
                                expense limitation            22.95%           17.52%            16.39%              15.15%

                                                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                           --------------------------------------------------------------------------------------
                                           1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
                                           ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                              Composite
                                net
                                after
                                expense
                             limitation    22.92%   23.66%   -5.44%   16.08%   21.97%   28.07%   -5.81%   17.80%   40.43%   12.34%

* The Mid Cap Value composite includes all fee paying discretionary accounts managed by DGHM which have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Value Fund. As of December 31, 2001, the Mid Cap Value composite was composed of 10 accounts totaling approximately $80 million.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

EARNEST
PARTNERS
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by EARNEST Partners LLC. The EARNEST Partners Small Cap Value composite is comprised of all fee paying accounts under discretionary management by EARNEST Partners that have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Value Fund. EARNEST Partners has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of EARNEST Partners in managing all small cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Value Fund. To calculate the performance of the composite net of advisory fees and expenses, the estimated annual fund operating expenses payable by the institutional class shares of Harbor Small Cap Value Fund were used.


The historical performance of the Small Cap Value composite is not that of any of the Harbor funds, including Harbor Small Cap Value Fund and is not necessarily indicative of any fund's future results. The Harbor Small Cap Value Fund commenced operations on December 14, 2001, and does not yet have a full year of its own performance record. Harbor Small Cap Value Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
EARNEST PARTNERS SMALL CAP VALUE COMPOSITE PERFORMANCE

                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                   ---------------------------------------------------------------------
                                                                                                        SINCE INCEPTION
SMALL CAP VALUE COMPOSITE*                         1 YEAR           2 YEARS           3 YEARS           JANUARY 1, 1999
--------------------------                         ------           -------           -------           ---------------
Composite net of all advisory fees
  and expenses                                     13.70%            24.72%            21.62%                21.62%
Composite gross of advisory fees                   15.34             26.48             23.34                 23.34
Russell 2000(R) Value index                        14.03             18.34             11.33                 11.33

                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                 -----------------------------------------------------------------
                                                                   1999        2000        2001
                                                                   ----        ----        ----
Composite net of all advisory fees and expenses                    15.64%      36.82%      13.70%
Composite gross of advisory fees                                   17.29       38.69       15.34
Russell 2000(R) Value index                                        -1.49       22.83       14.03

-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                   ---------------------------------------------------------------------
                                                                                                        SINCE INCEPTION
                                                   1 YEAR           2 YEARS           3 YEARS           JANUARY 1, 1999
                                                   ------           -------           -------           ---------------
  Composite net after expense
    limitation                                     14.00%            25.05%            21.93%               21.93%

                                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                 ---------------------------------------------------------------
                                                                  1999        2000        2001
                                                                  ----        ----        ----
  Composite net after expense limitation                         15.94%      37.16%      14.00%

* The Small Cap Value composite includes all fee paying discretionary accounts managed by EARNEST Partners which have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Value Fund. As of December 31, 2001, the Small Cap Value composite was composed of 4 accounts, totaling approximately $182 million.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

MASTHOLM
ASSET
MANAGEMENT
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Mastholm Asset Management LLC ("Mastholm"). The Mastholm International Growth composite is comprised of all fee paying accounts under discretionary management by Mastholm that have substantially similar investment objectives, policies and strategies as the Harbor International Growth Fund. Mastholm Asset Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. and Canadian version of the Global Investment Performance Standards
(GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Mastholm in managing all international growth equity portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor International Growth Fund. To calculate the performance of the composites net of advisory fees and expenses, the actual annual fund operating expenses payable by the institutional class shares of Harbor International Growth Fund were used.


The historical performance of the Mastholm International Growth composite is not that of any of the Harbor Funds, including Harbor International Growth Fund, and is not necessarily indicative of any fund's future results. Harbor International Growth Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.

--------------------------------------------------------------------------------
MASTHOLM INTERNATIONAL GROWTH COMPOSITE PERFORMANCE

                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                    ---------------------------------------------------------------------
                                                                                                         SINCE INCEPTION
  INTERNATIONAL GROWTH COMPOSITE*                    2 YEARS                   3 YEARS                    JULY 1, 1997
  -------------------------------                    -------                   -------                   ---------------
Composite net of all advisory fees
  and expenses                                        -12.09%                    4.44%                         4.53%
Composite gross of advisory fees                      -11.27                     5.38                          5.50
EAFE Growth index                                     -24.55                    -9.67                         -4.05

                                                   AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                  ----------------------------------------------------------------
                                                  1998               1999                2000                2001
                                                  ----               ----                ----                ----
Composite net of all advisory fees and expenses   10.34%             47.41%               2.17%             -24.36%
Composite gross of advisory fees                  11.38              48.63                3.08              -23.63
EAFE Growth index                                 22.21              29.46              -24.51              -24.58

-------------------------

* The International Growth composite includes all fee paying discretionary accounts managed by Mastholm which have substantially similar investment objectives, policies and strategies as the Harbor International Growth Fund. As of December 31, 2001, the International Growth composite was composed of 18 accounts, totaling approximately $2.7 billion.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

BPI GLOBAL
ASSET
MANAGEMENT
COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by BPI Global Asset Management LLP. The BPI Global Asset Management Global Equity composite is comprised of all fee paying accounts under discretionary management by BPI Global Asset Management that have substantially similar investment objectives, policies and strategies as the Harbor Global Equity Fund. BPI Global Asset Management has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS), the U.S. Canadian version of the Global Investment Performance Standards (GIPS). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BPI Global Asset Management in managing all global equity portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Global Equity Fund. To calculate the performance of the composites net of advisory fees and expenses, the actual fund operating expenses for the 9 month period ended October 31, 2001 payable by the institutional class shares of Harbor Global Equity Fund were used.

The historical performance of the Global Equity composite is not that of any of the Harbor Funds, including Harbor Global Equity Fund, and is not necessarily indicative of any fund's future results. The Harbor Global Equity Fund commenced operations on February 1, 2001, and does not yet have a full year of its own performance. Harbor Global Equity Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


--------------------------------------------------------------------------------
BPI GLOBAL ASSET MANAGEMENT GLOBAL EQUITY COMPOSITE PERFORMANCE

                                                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                      ----------------------------------------------------------------------
                                                                                                           SINCE INCEPTION
GLOBAL EQUITY COMPOSITE*                               2 YEARS                   3 YEARS                    APRIL 1, 1997
------------------------                               -------                   -------                   ---------------
Composite net of all advisory fees and
  expenses                                              -20.89%                    -1.55%                         6.72%
Composite gross of advisory fees                        -19.59                     -0.01                          8.36
MSCI World index                                        -15.02                     -3.37                          5.59

                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                   ----------------------------------------------------------------
                                                   1997**         1998          1999           2000           2001
                                                   ------         ----          ----           ----           ----
Composite net of all advisory fees and expenses    14.38%         24.79%        52.48%        -15.87%        -25.62%
Composite gross of advisory fees                   15.65          26.64         54.62         -14.50         -24.37
MSCI World index                                   15.76          24.34         24.93         -13.18         -16.82

-------------------------

Because the adviser has agreed to limit the fund's total operating expenses for the current year to 1.20%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitation would have been:

                                                          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2001:
                                                         ----------------------------------------------------------------------
                                                                                                              SINCE INCEPTION
                                                          2 YEARS                   3 YEARS                    APRIL 1, 1997
                                                          -------                   -------                   ---------------
  Composite net after expense limitation                   -20.60%                   -1.21%                        7.08%

                                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                                   ----------------------------------------------------------------
                                                   1997**         1998          1999           2000           2001
                                                   ------         ----          ----           ----           ----
  Composite net after expense limitation           14.66%         25.20%        52.95%        -15.57%        -25.34%

 * The Global Equity composite includes all fee paying discretionary accounts managed by BPI Global Asset Management which have substantially similar investment objectives, policies and strategies as the Harbor Global Equity Fund. As of December 31, 2001, the Global Equity composite was composed of 5 accounts, totaling approximately $967 million.

** Unannualized, since inception, April 1, 1997.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE SUBADVISERS
AND FUND MANAGERS

Each fund's investments are selected by one or more subadvisers. The following table describes each fund's portfolio manager(s), the subadviser that employs the manager and the manager's business experience.

                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR DOMESTIC              CAPITAL           SPIROS SEGALAS                          1990       President (since 1993), Chief
EQUITY FUNDS                 APPRECIATION      Jennison Associates LLC                            Investment Officer (since
                                               466 Lexington Avenue                               1973); and Director and
                                               New York, NY 10017                                 Founding Member of Jennison
                                                                                                  (since 1969).
                             ----------------------------------------------------------------------------------------------------
                             MID CAP           WILLIAM JEFFERY                         2000       President, Chairman of the
                             GROWTH            Wall Street Associates                             Board of Directors, Portfolio
                                               1200 Prospect Street, Suite 100                    Manager and Founding Partner,
                                               LaJolla, CA 92037                                  Wall Street Associates (since
                                                                                                  1987).

                                               KENNETH MCCAIN                          2000       Director, Portfolio Manager and
                                               Wall Street Associates                             Founding Partner, Wall Street
                                                                                                  Associates (since 1987).

                                               DAVID BARATTA                           2000       Portfolio Manager, Wall Street
                                               Wall Street Associates                             Associates (since 1999); and
                                                                                                  Portfolio Manager, Morgan
                                                                                                  Grenfell, Inc. (1994-1999).
                             ----------------------------------------------------------------------------------------------------
                             GROWTH            PETER WELLES                            1997       President of Emerging Growth
                                               Emerging Growth Advisors, Inc.                     Advisors, Inc. (since 1993)
                                               401 E. Pratt Street, Suite 211
                                               Baltimore, MD 21202
                             ----------------------------------------------------------------------------------------------------
                             SMALL CAP         WILLIAM MUGGIA                          2000       Director, President, Chief
                             GROWTH            Westfield Capital Management                       Investment Officer and
                                               Company, LLC                                       Portfolio Manager, Westfield
                                               One Financial Center, 23rd Floor                   Capital Management (since
                                               Boston, MA 02111                                   1994); Corporate Finance
                                                                                                  Division, Alex. Brown & Sons
                                                                                                  (1992-1994).
                             ----------------------------------------------------------------------------------------------------
                             LARGE CAP         JEFFREY SHAW                            2001       Chairman (since 1999),
                             VALUE             Armstrong Shaw Associates, Inc.                    President (since 1989) and
                                               45 Grove Street                                    Chief Investment Officer of
                                               New Canaan, CT 06840                               Armstrong Shaw Associates, Inc.

                             ----------------------------------------------------------------------------------------------------
                             MID CAP VALUE     TIMOTHY G. DALTON, JR.                  2002       Chairman (since 1990) and
                                               Dalton, Greiner, Hartman,                          Portfolio Manager (since 1987)
                                               Maher & Co.                                        at DGHM.
                                               565 Fifth Avenue
                                               Suite 2101
                                               New York, NY 10017
                                               KENNETH J. GREINER                      2002       CEO (since 2001), Portfolio
                                               Dalton, Greiner, Hartman,                          Manager (since 1987) and
                                               Maher & Co.                                        President (1990-2000) at DGHM.
                                               BRUCE H. GELLER                         2002       Executive Vice President (since
                                               Dalton, Greiner, Hartman,                          1999) and Portfolio Manager
                                               Maher & Co.                                        (since 1992) at DGHM.
                                               PETER A. GULLI                          2002       Vice President and Portfolio
                                               Dalton, Greiner, Hartman,                          Manager (since 1999) at DGHM
                                               Maher & Co.                                        and Vice President and Equity
                                                                                                  Analyst (1994-1999) at Chase
                                                                                                  Manhattan Bank.
                             ----------------------------------------------------------------------------------------------------
                             SMALL CAP         PAUL E. VIERA                           2001       CEO, Portfolio Manager, and
                             VALUE             EARNEST Partners LLC                               founder of EARNEST Partners
                                               75 Fourteenth Street                               (since 1998); Global Partner
                                               Suite 2300                                         and senior member of Investment
                                               Atlanta, GA 30309                                  Committee at INVESCO
                                                                                                  (1991-1998).


THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


                                                        PORTFOLIO MANAGER              MANAGER          BUSINESS EXPERIENCE
                                  FUND                    AND SUBADVISER                SINCE            (PAST FIVE YEARS)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL         INTERNATIONAL     HAKAN CASTEGREN                         1987       President, Northern Cross
EQUITY FUNDS                                   Northern Cross Investments Limited                 (since 1993); and President,
                                               Clarendon House                                    Boston Overseas Investors, Inc.
                                               2 Church Street                                    (1990-1993).
                                               Hamilton, Bermuda HMDX
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL     HAKAN CASTEGREN                         2002       President, Northern Cross
                             II                Northern Cross Investments Limited                 (since 1993); and President,
                                                                                                  Boston Overseas Investors, Inc.
                                                                                                  (1990-1993).
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL     THEODORE TYSON                          2001       Managing Director, Chief
                             GROWTH            Mastholm Asset Management LLC                      Investment Officer and
                                               10500 NE 8th Street                                Portfolio Manager of Mastholm
                                               Suite 1725                                         Asset Management LLC (since
                                               Bellevue, WA 98004                                 1997).

                                               JOSEPH JORDAN                           2001       Director and Portfolio Manager
                                               Mastholm Asset Management LLC                      of Mastholm (since 1997).

                                               DOUGLAS ALLEN                           2001       Director and Portfolio Manager
                                               Mastholm Asset Management LLC                      of Mastholm (since 1999);
                                                                                                  International Investment
                                                                                                  Analyst, American Century
                                                                                                  Investors (1995-1999).
                             ----------------------------------------------------------------------------------------------------
                             GLOBAL EQUITY     DAN JAWORSKI                            2001       Chief Investment Officer,
                                               BPI Global Asset Management LLP                    Managing Director and
                                               1900 Summit Tower Blvd, Suite 450                  Co-Founder, BPI Global Asset
                                               Orlando, FL 32810                                  Management LLP (since 1997);
                                                                                                  and Managing Director of
                                                                                                  International Portfolio
                                                                                                  Management and Research, STI
                                                                                                  Capital Management (SunTrust,
                                                                                                  Inc.) (1995-1997).

                                               PABLO SALAS                             2001       Portfolio Manager, Managing
                                               BPI Global Asset Management LLP                    Director and Co-Founder, BPI
                                                                                                  Global Asset Management LLP
                                                                                                  (since 1997); and Portfolio
                                                                                                  Manager, STI Capital Management
                                                                                                  (SunTrust, Inc.) (1996-1997).

                                               JON SORENSON                            2001       Portfolio Manager, BPI Global
                                               BPI Global Asset Management LLP                    Asset Management LLP (since
                                                                                                  1998); and Research Analyst,
                                                                                                  STI Capital Management
                                                                                                  (SunTrust, Inc.) (1990-1998)
---------------------------------------------------------------------------------------------------------------------------------
HARBOR FIXED INCOME FUNDS    BOND              WILLIAM GROSS                           1987       Managing Director, PIMCO (Del.
                                               Pacific Investment Management Co.                  G.P.) (since 1994); and
                                               840 Newport Center Drive                           Managing Director, PIMCO
                                               P.O. Box 6430                                      (1982-1994).
                                               Newport Beach, CA 92658-6430
                             ----------------------------------------------------------------------------------------------------
                             SHORT DURATION    DAVID MARMON                            2000       Managing Director, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                1996) and Portfolio Manager,
                                               200 Park Avenue                                    FFTW (1990-1996).
                                               New York, NY 10166
                             ----------------------------------------------------------------------------------------------------
                             MONEY MARKET      DAVID MARMON                            2000       Managing Director, FFTW (since
                                               Fischer Francis Trees & Watts, Inc.                1996) and Portfolio Manager,
                                                                                                  FFTW (1990-1996).

YOUR HARBOR FUND ACCOUNT

--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS



Many of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


--------------------------------------------------------------------------------


                             INSTITUTIONAL CLASS(A)              RETIREMENT CLASS                  INVESTOR CLASS
                             - No 12b-1 fee                      - 12b-1 fee of up to .25% of      - 12b-1 fee of up to .25% of
                                                                   average daily net assets          average daily net assets
                             - $100,000(b) minimum investment    - No minimum investment           - $2,500 minimum investment
                               (except for fixed income                                              for regular accounts and
                               funds)                                                                $1,000 minimum for IRA and
                                                                                                     UTMA/ UGMA accounts
                             - Open to all shareholders          - Limited to qualified            - Open to all shareholders
                                                                   retirement plans only
                             - Funds Available:                  - Funds Available:                - Funds Available:
                               Capital Appreciation                Capital Appreciation              Capital Appreciation
                               Mid Cap Growth                      Mid Cap Growth                    Mid Cap Growth
                               Growth                              Growth                            Growth
                               Small Cap Growth                    Small Cap Growth                  Small Cap Growth
                               Large Cap Value                     Large Cap Value                   Large Cap Value
                               Mid Cap Value                       Mid Cap Value                     Mid Cap Value
                               Small Cap Value                     Small Cap Value                   Small Cap Value
                               International                       International                     International
                               International II                    International Growth              International Growth
                               International Growth                Global Equity                     Global Equity
                               Global Equity                       Bond                              Bond
                               Bond                                Short Duration
                               Short Duration                      Money Market
                               Money Market
                             ---------------------------------------------------------------------------------------------------



                 (a) Shareholders who owned shares of any Harbor Fund on
                     September 30, 2002, which shares have been renamed Institutional Class shares, may continue to own those shares notwithstanding the minimum investment amounts set forth above. These shareholders, which are referred to as "original shareholders" in this prospectus for ease of reference as well as employees of Harbor Capital Advisors or its affiliates and former Owens-Illinois, Inc. retirement plan participants, may open a new account in the Institutional Class of any Fund subject to a $1,000 minimum investment requirement.



                 (b) $1,000 minimum for Harbor Short Duration Fund and Harbor
                     Money Market Fund



                 DISTRIBUTION AND SERVICE (12B-1) FEES



Harbor Fund has adopted a distribution plan for each of the funds' retirement and investor class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the funds pay distribution and service fees to HCA Securities, Inc., the distributor, for the sale, distribution and servicing of its shares. All or a substantial portion of these fees are paid to financial institutions, such as broker-dealers, banks and trust companies. Because the funds pay these fees out of their assets on an ongoing bases, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES OF HARBOR FUND

If you are investing in an IRA call 1-800-422-1050 or visit our web site at www.harborfund.com for the appropriate application and information.

Harbor Fund will not accept cash, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Fund does not issue share certificates.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation.


All orders to purchase shares received in good order by Harbor Fund or its agent before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. All purchase orders are subject to acceptance by Harbor Fund. Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

--------------------------------------------------------------------------------


                             BY MAIL                  OPEN A NEW ACCOUNT                 ADD TO AN EXISTING ACCOUNT
                             [MAIL ICON]
                             FIRST CLASS MAIL TO:     Complete and sign the              Complete the investment slip
                             Harbor Transfer, Inc.    appropriate new account            included with your most recent
                             P.O. Box 10048           application. If you are an         confirmation or statement.
                             Toledo, OH 43699-0048    institution, include a
                                                      certified copy of a corporate      Make your check payable to:
                             EXPRESS OR               resolution identifying             "Harbor Fund"
                             REGISTERED MAIL TO:      authorized signers.
                             Harbor Transfer, Inc.
                             One SeaGate              Make your check payable to:
                             13th Floor               "Harbor Fund"
                             Toledo, OH 43666
                             -------------------------------------------------------------------------------------------

                             BY WIRE                  OPEN A NEW ACCOUNT                 ADD TO AN EXISTING ACCOUNT
                             [WIRE ICON]
                             WIRE TO:                 Send the completed account         Instruct your bank to wire the
                             State Street Bank and    application to Harbor Transfer     amount of the additional
                             Trust Company            at the address above.              investment to State Street Bank
                             Boston, MA                                                  and Trust Company.
                             ABA#: 0110 0002 8        Instruct your bank to wire the
                             Acct: DDA #3018-065-7    purchase amount to State Street    Call the shareholder servicing
                             Supply fund name,        Bank and Trust Company, after      agent at 1-800-422-1050 for
                             account registration     your account has been              additional instructions if you
                             and account number       established.                       are sending a wire of $100,000
                                                                                         or more.
                                                      Call the shareholder servicing
                                                      agent at 1-800-422-1050 for
                                                      additional instructions if you
                                                      are sending a wire of $100,000
                                                      or more.
                             -------------------------------------------------------------------------------------------

                             BY TELEPHONE             ADD TO AN EXISTING ACCOUNT
                             [PHONE ICON]
                                                      You may purchase shares via Harbor Navigator automated telephone
                             CALL HARBOR TRANSFER     service 24 hours a day or by contacting a shareholder servicing
                             AT: 1-800-422-1050       agent during normal business hours.
                                                      If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.
                                                      You must have banking instructions already established on your account. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at
                                                      1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfund.com.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------


                                                       ADD TO AN EXISTING ACCOUNT
                                                       If your account has internet purchase
                                                       privileges, you may purchase shares via
                                                       our web site 24 hours a day.
                                                       If you are unable to access our site,
                                                       (for example, during unusual market
                                                       activity), you may call a shareholder
                                                       servicing agent during normal business
                                                       hours, use our automated telephone
                                                       service 24 hours a day or send the
                                                       redemption request by mail.
                                                       You must have banking instructions
HOW TO PURCHASE            BY INTERNET                 already established on your account. If
SHARES OF                  [COMPUTER ICON]
HARBOR FUND                VISIT OUR WEBSITE AT:
                           www.harborfund.com          banking instructions were not
                                                       established at the time you opened your
                                                       account, call the shareholder servicing
                                                       agent at 1-800-422-1050 to request an
                                                       Account Maintenance form to add these
                                                       instructions to your account or you may
                                                       download the form from our web site.
                           -------------------------------------------------------------------

                                                       If you invest through a financial
                                                       intermediary, please read that firm's
                                                       program materials carefully to learn of
                                                       any special rules that may apply. For
                                                       example, special terms may apply to
                                                       additional service features, fees, or
                                                       other policies. Contact your financial
                                                       intermediary or broker-dealer to find
                                                       out about its procedures and fees for
                                                       processing orders to purchase shares.
                                                       Purchase orders received in good order
                                                       by your financial intermediary or
                                                       dealer or dealer's agent before the
                                                       close of regular trading on the NYSE,
                                                       usually 4:00 p.m. eastern time, will
                                                       receive that day's share price. Your
                                                       financial intermediary or dealer is
                           THROUGH A FINANCIAL
                           INTERMEDIARY OR BROKER
                                                       responsible for promptly transmitting
                                                       properly completed orders to the
                                                       shareholder servicing agent.

SHARES OF
HARBOR FUND
                           -------------------------------------------------------------------


YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES OF HARBOR FUND

An exchange is a redemption of shares from one fund and a purchase of shares in another.

Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.


All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price.

Harbor Fund will refuse exchanges by any person or group if it believes that a fund would be unable to invest the money effectively or would otherwise be adversely affected. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Harbor Fund may temporarily or permanently terminate the exchange privilege of any investor without prior notice who makes more than four exchanges out of the same fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

Harbor Fund may change or terminate the exchange privilege on 60 days' prior notice.


You may exchange your shares for shares of the same class of another Harbor Fund, subject to the following limitations applicable to the Harbor Short Duration Fund and Harbor Money Market Fund. Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.



INSTITUTIONAL CLASS SHAREHOLDERS


If you are an original shareholder (a shareholder of any Harbor Fund as of August 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Fund, including Harbor Short Duration Fund and Harbor Money Market Fund. You must satisfy the minimum investment requirements applicable to original shareholders for making initial investments in Institutional Class shares of the other Harbor Fund.



If you are not an original shareholder, you may only exchange your Institutional Class shares of Harbor Short Duration Fund and Harbor Money Market Fund for Investor Class shares of another fund unless you meet the minimum initial investment requirements for new shareholders of Institutional Class shares of the other Harbor Fund.



RETIREMENT CLASS SHAREHOLDERS


You may exchange your shares for shares of the Retirement Class of another Harbor Fund.



INVESTOR CLASS SHAREHOLDERS


If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor Fund and for Institutional Class shares of Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor Fund would be subject to the limitations for new shareholders as described under the heading Institutional Class Shareholders above.

--------------------------------------------------------------------------------


                            BY MAIL                  You may mail a written exchange request to the shareholder
                                      [MAIL ICON]    servicing agent. State the name of both funds, the class of
                            FIRST CLASS MAIL TO:     shares and number of shares or dollar amount to be exchanged
                            Harbor Transfer, Inc.    and the account numbers for both funds. Sign the request
                            P.O. Box 10048           exactly as the name or names (if more than one name) appear
                            Toledo, OH 43699-0048    on the account registration.
                            EXPRESS OR               Neither Harbor Fund nor the shareholder servicing agent is
                            REGISTERED MAIL TO:      responsible for any misdirected or lost mail.
                            Harbor Transfer, Inc.
                            One SeaGate
                            13th Floor
                            Toledo, OH 43666

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------


HOW TO EXCHANGE SHARES OF HARBOR FUND




                            BY TELEPHONE             If your account has telephone exchange privileges, you may
                                           [PHONE    exchange shares via Harbor Navigator automated telephone
                            ICON]                    service 24 hours a day or by contacting a shareholder
                            CALL HARBOR TRANSFER     servicing agent during normal business hours.
                            AT:
                            1-800-422-1050           If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for
                                                     example, during unusual market activity), you may send the exchange request by mail or via our web site.
                            -------------------------------------------------------------------------------------

                            BY INTERNET              If your account has internet exchange privileges, you may
                                         [COMPUTER   exchange shares via our web site 24 hours a day.
                            ICON]
                            VISIT OUR WEB SITE       If you are unable to access our web site, (for example
                            AT:                      during unusual market activity), you may call a shareholder
                            www.harborfund.com       servicing agent during normal business hours, use our
                                                     automated telephone service 24 hours a day or send the
                                                     exchange request by mail.
                            -------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL      If you invest through a financial intermediary, please read
                            INTERMEDIARY OR          that firm's program materials carefully to learn of any
                            BROKER                   special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                     policies. Contact your financial intermediary or
                                                     broker-dealer to find out about its procedures and fees for processing orders to exchange shares. Exchanges received in good order by your financial intermediary or dealer or
                                                     dealer's agent before the close of regular trading on the
                                                     NYSE, usually 4:00 p.m. eastern time, will receive that
                                                     day's share price. Your financial intermediary or dealer is responsible for promptly transmitting properly completed
                                                     orders to the shareholder servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------

HOW TO SELL SHARES OF HARBOR FUND
Redemptions are taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Fund nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds not cashed within 180 days will be reinvested to the account in which it was redeemed at the then current NAV.

All orders to sell shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

--------------------------------------------------------------------------------


                            BY MAIL                  You may mail a written redemption request to the shareholder
                                      [MAIL ICON]    servicing agent. State the name of the fund, the class of
                            FIRST CLASS MAIL TO:     shares and number of shares or dollar amount to be sold and
                            Harbor Transfer, Inc.    the account number. Sign the request exactly as the name or
                            P.O. Box 10048           names (if more than one name) appear on the account
                            Toledo, OH 43699-0048    registration.
                            EXPRESS OR               IRA redemption requests must be made in writing, including
                            REGISTERED MAIL TO:      tax withholding information. IF WITHHOLDING INFORMATION IS
                            Harbor Transfer, Inc.    NOT SPECIFIED, HARBOR FUND WILL WITHHOLD 10%. Call the
                            One SeaGate              shareholder servicing agent or visit our web site at
                            13th Floor               www.harborfund.com for an IRA Request for Distribution form.
                            Toledo, OH 43666
                                                     A signature guarantee may be required. See "Shareholder and
                                                     Account Policies" for more information.
                                                     Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.
                            -------------------------------------------------------------------------------------

                            BY TELEPHONE             If your account has telephone redemption privileges, you may
                                           [PHONE    redeem shares via Harbor Navigator automated telephone
                            ICON]                    service 24 hours a day or by contacting a shareholder
                            CALL HARBOR TRANSFER     servicing agent during normal business hours.
                            AT:
                            1-800-422-1050           If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for
                                                     example, during unusual market activity), you may send the redemption request by mail or via our web site.
                                                     You may not sell shares in an IRA account by telephone. Call the shareholder servicing agent for an IRA Request for
                                                     Distribution form.
                                                     Telephone redemptions are limited to $100,000 per account, per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.
                            -------------------------------------------------------------------------------------

                            BY INTERNET              If your account has internet redemption privileges, you may
                                         [COMPUTER   redeem shares via our web site 24 hours a day.
                            ICON]
                            VISIT OUR WEB SITE       If you are unable to access our web site, (for example
                            AT:                      during unusual market activity), you may call a shareholder
                            www.harborfund.com       servicing agent during normal business hours, use our
                                                     automated telephone service 24 hours a day or send the
                                                     redemption request by mail.
                                                     You may not sell shares in an IRA account or UTMA/UGMA
                                                     account on-line. Call the shareholder servicing agent to
                                                     request an IRA Request for Distribution form or to request a redemption from your UTMA/UGMA account.
                                                     Internet redemptions are limited to $100,000 per account,
                                                     per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.
                            -------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL      If you invest through a financial intermediary, please read
                            INTERMEDIARY OR          that firm's program materials carefully to learn of any
                            BROKER                   special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                     policies. Contact your financial intermediary or
                                                     broker-dealer to find out about its procedures and fees for processing orders to sell shares. Redemption orders received in good order by your financial intermediary or dealer or
                                                     dealer's agent before the close of regular trading on the
                                                     NYSE, usually 4:00 p.m. eastern time, will receive that
                                                     day's share price. Your financial intermediary or dealer is responsible for promptly transmitting properly completed
                                                     orders to the shareholder servicing agent.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

TRANSACTION AND ACCOUNT POLICIES

SHARE PRICE

The net asset value (NAV or share price) for each funds' class of shares is calculated at the close of regular trading on the NYSE on each business day that Harbor Fund is open for business. A business day is a weekday that is not a holiday listed in the statement of additional information. If the Exchange closes early, the funds calculate NAV at that time. Each fund's shares are purchased and redeemed at the NAV next determined after your purchase or redemption order is received by the shareholder service agent in good order.


Harbor Fund may allow certain brokers, dealers or institutional investors to purchase shares for next day settlement.

VALUATION OF SHARES

Harbor Money Market Fund values its securities at amortized cost. Each of the other funds value the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund values its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.


International markets may be open, and trading may take place on days when U.S. markets are closed. For this reason, the value of foreign securities owned by a fund could change on days when you cannot buy or sell shares.

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:
- No third-party checks, credit card convenience checks or checks drawn on banks outside the U.S. are accepted.

- You may not exchange the shares for up to 10 business days to make sure that the check has cleared.

- You may sell the shares, but the proceeds may not be mailed for up to 10 business days to make sure that the check has cleared.
- The shareholder servicing agent will cancel your purchase and deduct $25 from your account if the check does not clear for any reason. You may also be prohibited from future purchases.


You can avoid the 10-day holding period by purchasing shares via ACH, wire, money order, cashiers check or certified check.


REDEMPTIONS IN KIND
A fund may make payment for shares wholly or in part by distributing portfolio securities (instead of cash) to the shareholder. The redeeming shareholder must pay transaction costs to sell these securities.

ACCOUNTS WITH SMALL BALANCES

If your account balance falls below the required minimum investment for the respective class due to redemptions, the shareholder servicing agent may ask that the account be increased within 60 days. If the account balance is not increased, the shareholder servicing agent reserves the right to redeem the account at NAV and send the proceeds to the shareholder.


SIGNATURE GUARANTEES
Signature guarantees are designed to help protect you and Harbor Fund from fraud.

A signature guarantee is required if you:
- Redeem more than $100,000;

- Redeem within the first 15 days after your address of record or banking instructions are changed;

- Request that proceeds be sent to an address or bank, other than the one of record; or
- Request that a check for redemption proceeds be made payable to a person other than the registered shareholder.

Harbor Fund reserves the right to require a signature guarantee under other circumstances.

You may obtain a signature guarantee for a nominal fee from most banks, broker-dealers, credit unions, any securities exchange or association, clearing agencies, savings associations or trust companies.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A SIGNATURE GUARANTEE.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic investment program will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.


The funds produce financial reports, which include a list of each of the fund's portfolio holdings, semi-annually and update their prospectus annually.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

EACH FUND
DISTRIBUTES
SUBSTANTIALLY
ALL OF ITS INCOME
AND GAINS


DIVIDENDS, DISTRIBUTIONS AND TAXES
Each fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each fund declares and pays any dividends from net investment income and capital gains at least annually, in December. Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Money Market Fund distributes any capital gains annually, in December. Each fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Capital Appreciation Fund, Mid Cap Growth Fund, Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, International Growth Fund and Global Equity Fund expect distributions to be primarily from capital gain. Large Cap Value Fund, International Fund, International Fund II and Bond Fund expects distributions to be from both capital gain and income. Short Duration Fund and Money Market Fund expect distributions to be from income.

Dividends from net investment income and short-term capital gain are taxable as ordinary income and distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on the source and the length of time the fund holds its assets. Dividends and distributions are taxable, whether you receive it in cash or reinvest in additional fund shares.

Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment whether you reinvest the distribution or receive it in cash. Every January the funds will send you information about the fund's dividends and distributions during the previous calendar year.

If you do not provide Harbor Fund with your social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 30% from your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Unless otherwise instructed, each fund will send dividends and capital gain distributions elected to be received as cash to the address of record. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:
- Postal or other delivery service is unable to deliver checks to the address of record; or
- Dividends and capital gain distributions are not cashed within sixty (60) days.


Neither Harbor Fund nor Harbor Transfer has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

You should consult your tax adviser about particular federal, state and local taxes that may apply to you.


                     NORMAL DIVIDEND DISTRIBUTION SCHEDULE


                                    ANNUALLY     SEMI-ANNUALLY     QUARTERLY        MONTHLY
-----------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
  Harbor Capital Appreciation
    Fund                               X
  Harbor Mid Cap Growth Fund           X
  Harbor Growth Fund                   X
  Harbor Small Cap Growth Fund         X
  Harbor Large Cap Value Fund                          X
  Harbor Mid Cap Value Fund            X
  Harbor Small Cap Value Fund          X
 INTERNATIONAL EQUITY FUNDS
  Harbor International Fund            X
  Harbor International Fund II         X
  Harbor International Growth
    Fund                               X
  Harbor Global Equity Fund            X
 FIXED INCOME FUNDS
  Harbor Bond Fund                                                     X
  Harbor Short Duration Fund                                                           X
  Harbor Money Market Fund                                                             X
-----------------------------------------------------------------------------------------------

INVESTOR SERVICES
--------------------------------------------------------------------------------

HARBOR FUND PROVIDES A VARIETY OF SERVICES TO MANAGE YOUR ACCOUNT

WWW.HARBORFUND.COM

Our web site allows you the ability to access your account information and conduct transactions via the Internet, 24 hours a day. For transactions conducted through the Internet, Harbor recommends use of an Internet browser with 128-bit encryption.



In order to engage in transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfund.com and follow the procedures accordingly).


Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. Redemptions will be paid by check or ACH transfer only to the address or bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Internet.


There is a limit of $10,000 on purchase and $100,000 on redemption transactions through the Internet. Transactions through the Internet are subject to the same minimums as other transaction methods.



Neither Harbor Fund nor its agents will be responsible for any losses resulting from unauthorized or fraudulent transactions through the Internet when procedures designed for engaging in such transactions are followed.



TELE SERVICES


1-800-422-1050
Our automated telephone service provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.


There is a limit of $10,000 on purchase and $100,000 on redemption transactions via the telephone. Tele transactions are subject to the same minimums as other transaction methods.

You may not exchange the shares for up to 3 business days to make sure that the funds from your account have cleared.

You may sell the shares, but the proceeds may not be mailed for up to 3 business days to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add this feature or you may download the form from our website at www.harborfund.com.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation. The verification may take up to 15 days.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. Neither Harbor Fund nor its agents will be responsible for any losses resulting from unauthorized or fraudulent transactions by telephone when procedures designed for engaging in such transactions are followed.


DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of the same class of another fund (with certain exceptions for the Institutional Class shareholders of the Short Duration Fund and Money Market Fund) provided you have opened an account in the same class of the other fund and satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which the same as the ex-dividend date. Purchases are credited to your account on this date.



If you are not an original shareholder, you may invest dividends and capital gain distributions from the Investor Class of one fund in the Investor Class of any other fund and in the Institutional Class of the Short Duration Fund and Money Market Fund. If you are not an original shareholder, dividends and capital gain distributions from the Institutional Class of the Short Duration Fund and Money Market Fund may only be invested in Investor Class shares of another fund unless you meet the minimum initial investment requirements for new shareholders of Institutional Class shares of the other fund.


TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by "TOD, Subject to STA TOD Rules". Harbor Fund reserves the right to use the term "beneficiaries" in an account registration rather than list each named beneficiary. However, the shareholder MUST provide the name, address, social security number and birth date of each beneficiary. PER STIRPES DESIGNATION WILL NOT BE ACCEPTED.

INVESTOR SERVICES
--------------------------------------------------------------------------------

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfund.com.

CHECKWRITING FOR MONEY MARKET FUND
You must have a Money Market Fund account established prior to adding this service. Call the shareholder servicing agent at 1-800-422-1050 to request a signature card to add the checkwriting feature. There is no check writing privilege for IRA accounts.

Individual checks must be for $500 or more. You may not close a Money Market Fund account by writing a check.

AUTOMATIC INVESTMENT PLAN

You may select this feature when completing the account application.



You may not exchange the shares for up to 3 business days to make sure that the funds from your account have cleared.


You may sell the shares, but the proceeds may not be mailed for up to 3 business days to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.

If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form to add this feature or you may download the form from our web site at www.harborfund.com.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between the same class of shares of Harbor funds either monthly or quarterly (with certain exceptions for the Institutional Class shareholders of the Short Duration Fund and Money Market Fund). Automatic exchanges are subject to the same limitations applicable to the Short Duration Fund and Money Market Fund as described under "How to Exchange Shares" generally. The minimum exchange amount is $100. The fund exchanged out of must have a balance of at least $5,000 and the fund exchanged into must have a balance of at least $500. You must remain in the plan for a minimum of six exchanges. Exchanges are taxable transactions and you may realize a gain or loss.


AUTOMATIC WITHDRAWAL PLAN
You may make monthly or quarterly redemptions from any fund with a minimum balance of $10,000.


You may direct Harbor Fund to withdraw a specific dollar amount (minimum of $100).


If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

Harbor Fund may amend or terminate the Automatic Withdrawal Plan without notice to participating shareholders.

RETIREMENT ACCOUNTS
For information on establishing retirement accounts, please call 1-800-422-1050.

- Traditional IRA - an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

- Roth IRA - an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.

- SEP IRA - an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

- Other Retirement Plans - A Harbor Fund may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

HOUSEHOLDING
The fund may mail one copy of the funds' prospectus, financial reports and proxies to each household. If you wish to revoke your consent to this practice, you may do so by contacting the shareholder servicing agent at 1-800-422-1050 or by writing to Harbor Transfer, Inc., P.O. Box 10048, Toledo, OH 43699-0048. Harbor will begin mailing prospectuses, financial reports and proxies to you individually within 30 days after receiving your revocation. Consent is considered valid until revoked.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the funds' financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the most recent fiscal year ended October 31, 2001, has been audited by Ernst & Young LLP, independent

                                                           INCOME FROM INVESTMENT OPERATIONS
                                                    -----------------------------------------------
                                                                             NET REALIZED AND
                                                                         UNREALIZED GAINS/(LOSSES)
                                                                          ON INVESTMENTS, FUTURES
                                                                        CONTRACTS, WRITTEN OPTIONS,
                                       NET ASSET                             SWAP AGREEMENTS,
                                         VALUE           NET              INVESTMENTS SOLD SHORT       TOTAL FROM
                                       BEGINNING     INVESTMENT            AND FOREIGN CURRENCY        INVESTMENT
YEAR/PERIOD ENDED                      OF PERIOD    INCOME/(LOSS)                CONTRACTS             OPERATIONS
 DOMESTIC EQUITY FUNDS
HARBOR CAPITAL APPRECIATION FUND
April 30, 2002 (Unaudited).........     $26.40          $ .02                     $   .15               $   .17
October 31, 2001...................      48.16            .04                      (15.63)               (15.59)
October 31, 2000...................      46.92             --                        5.84                  5.84
October 31, 1999...................      33.51           (.02)                      15.78                 15.76
October 31, 1998...................      34.01            .07                        4.35                  4.42
October 31, 1997...................      25.88            .06                        8.95                  9.01
-----------------------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
April 30, 2002 (Unaudited).........     $ 5.64          $(.03)(c)                 $   .16               $   .13
October 31, 2001(1)................      10.00             --                       (4.36)                (4.36)
-----------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
April 30, 2002 (Unaudited).........     $10.19          $(.03)                    $   .42               $   .39
October 31, 2001...................      24.23             --                      (12.48)               (12.48)
October 31, 2000...................      17.52             --                        7.90                  7.90
October 31, 1999...................      10.81           (.07)                       7.85                  7.78
October 31, 1998...................      14.20           (.04)                      (1.07)                (1.11)
October 31, 1997(2)................      16.00             --                        2.30                  2.30
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
April 30, 2002 (Unaudited).........     $ 9.72          $(.03)(c)                 $  1.25               $  1.22
October 31, 2001(1)................      10.00             --                        (.28)                 (.28)
-----------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
April 30, 2002 (Unaudited).........     $13.01          $ .04                     $  1.67               $  1.71
October 31, 2001(3)................      13.88            .24                        (.68)                 (.44)
October 31, 2000...................      15.40            .27                         .08                   .35
October 31, 1999...................      15.21            .27                        1.80                  2.07
October 31, 1998...................      18.17            .27                         .79                  1.06
October 31, 1997...................      16.04            .34                        4.13                  4.47
-----------------------------------------------------------------------------------------------------------------
HARBOR MID CAP VALUE FUND
APRIL 30, 2002 (UNAUDITED)(4)......     $10.00          $  --                     $   .67               $   .67
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP VALUE FUND
APRIL 30, 2002 (UNAUDITED)(5)......     $10.00          $(.01)(c)                 $  1.62               $  1.61

 INTERNATIONAL EQUITY FUNDS
HARBOR INTERNATIONAL FUND
April 30, 2002 (Unaudited).........     $28.65          $ .16(c)                  $  3.83               $  3.99
October 31, 2001...................      38.85            .57(c)                    (6.27)                (5.70)
October 31, 2000...................      40.66            .48(c)                     1.22                  1.70
October 31, 1999...................      36.97            .67(c)                     5.90                  6.57
October 31, 1998...................      35.84            .51(c)                     1.92                  2.43
October 31, 1997...................      31.21            .41(c)                     5.44                  5.85
-----------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2002 (Unaudited).........     $10.00          $ .03(c)                  $  1.16               $  1.19
October 31, 2001...................      14.28            .24(c)                    (3.62)                (3.38)
October 31, 2000...................      13.83            .01(c)                     1.23                  1.24
October 31, 1999...................      11.26            .18(c)                     2.54                  2.72
October 31, 1998...................      12.14            .12(c)                     (.37)                 (.25)
October 31, 1997...................      10.47            .10(c)                     1.63                  1.73
-----------------------------------------------------------------------------------------------------------------


                                           LESS DISTRIBUTIONS
                                     ------------------------------
                                     DIVIDENDS      DISTRIBUTIONS
                                      FROM NET         FROM NET
                                     INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                      INCOME      CAPITAL GAINS(8)    DISTRIBUTIONS
 DOMESTIC EQUITY FUNDS
HARBOR CAPITAL APPRECIATION FUND
April 30, 2002 (Unaudited).........    $ (.04)          $   --            $ (.04)
October 31, 2001...................        --            (6.17)            (6.17)
October 31, 2000...................        --            (4.60)            (4.60)
October 31, 1999...................      (.07)           (2.28)            (2.35)
October 31, 1998...................      (.07)           (4.85)            (4.92)
October 31, 1997...................      (.02)            (.86)             (.88)
--------------------------------------------------------------------------------------------------
HARBOR MID CAP GROWTH FUND
April 30, 2002 (Unaudited).........    $   --           $   --            $   --
October 31, 2001(1)................        --               --                --
-----------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND
April 30, 2002 (Unaudited).........    $   --           $   --            $   --
October 31, 2001...................      (.01)           (1.55)            (1.56)
October 31, 2000...................        --            (1.19)            (1.19)
October 31, 1999...................        --            (1.07)            (1.07)
October 31, 1998...................        --            (2.28)            (2.28)
October 31, 1997(2)................        --            (4.10)            (4.10)
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP GROWTH FUND
April 30, 2002 (Unaudited).........    $   --           $   --            $   --
October 31, 2001(1)................        --               --                --
-----------------------------------------------------------------------------------------------------------------
HARBOR LARGE CAP VALUE FUND
April 30, 2002 (Unaudited).........    $ (.02)          $   --            $ (.02)
October 31, 2001(3)................      (.24)            (.19)             (.43)
October 31, 2000...................      (.30)           (1.57)            (1.87)
October 31, 1999...................      (.25)           (1.63)            (1.88)
October 31, 1998...................      (.28)           (3.74)            (4.02)
October 31, 1997...................      (.34)           (2.00)            (2.34)
-----------------------------------------------------------------------------------------------------------------
HARBOR MID CAP VALUE FUND
APRIL 30, 2002 (UNAUDITED)(4)......    $   --           $   --            $   --
-----------------------------------------------------------------------------------------------------------------
HARBOR SMALL CAP VALUE FUND
APRIL 30, 2002 (UNAUDITED)(5)......    $   --           $   --            $   --
 INTERNATIONAL EQUITY FUNDS
HARBOR INTERNATIONAL FUND
April 30, 2002 (Unaudited).........    $ (.27)          $ (.88)           $(1.15)
October 31, 2001...................      (.71)           (3.79)            (4.50)
October 31, 2000...................      (.65)           (2.86)            (3.51)
October 31, 1999...................      (.58)           (2.30)            (2.88)
October 31, 1998...................      (.40)            (.90)            (1.30)
October 31, 1997...................      (.42)            (.80)            (1.22)
-----------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2002 (Unaudited).........    $ (.10)          $   --            $ (.10)
October 31, 2001...................      (.15)            (.75)             (.90)
October 31, 2000...................      (.17)            (.62)             (.79)
October 31, 1999...................      (.15)              --              (.15)
October 31, 1998...................      (.10)            (.53)             (.63)
October 31, 1997...................      (.02)            (.04)             (.06)
-----------------------------------------------------------------------------------------------------------------

See page 54 for notes to the Financial Highlights.

--------------------------------------------------------------------------------

auditors, whose report, along with the funds' financial statements, are included in the funds' annual report (available upon request). The unaudited information for the six month period ended April 30, 2002 is included in the funds' semi-annual report (available upon request). The information for years 1997-1999 has been audited by PricewaterhouseCoopers LLP.

                                                                                                RATIO OF
                                                    RATIO OF                  RATIO OF          OPERATING          RATIO OF
     NET ASSET                                      OPERATING              MANAGEMENT FEES   EXPENSES NET OF   INTEREST/DIVIDEND
       VALUE                     NET ASSETS         EXPENSES                 NOT IMPOSED     ALL OFFSETS TO         EXPENSE
        END      TOTAL          END OF PERIOD      TO AVERAGE                TO AVERAGE          AVERAGE          TO AVERAGE
     OF PERIOD   RETURN            (000S)       NET ASSETS (%)(9)          NET ASSETS (%)    NET ASSETS (%)     NET ASSETS (%)
      $26.53        .63%         $6,350,073            .68%(a)                    --%              .68%(a)             --%
       26.40     (35.23)          6,020,099            .66                        --               .66                 --
       48.16      12.26           9,100,317            .64                        --               .64                 --
       46.92      48.59           6,484,801            .66                        --               .66                 --
       33.51      15.72           3,833,598            .68                        --               .68                 --
       34.01      35.73           2,798,404            .70                        --               .70                 --
--------------------------------------------------------------------------------------------------------------------------------
      $ 5.77       2.30%(b,e)    $   12,726           1.20%(a,c)                 .20%(a)          1.20%(a)             --%
        5.64     (43.60)(e)           9,752           1.20(c)                    .20              1.20                 --
--------------------------------------------------------------------------------------------------------------------------------
      $10.58       3.83%(b)      $  118,680            .99%(a)                    --%              .99%(a)             --%
       10.19     (53.96)            117,951            .95                        --               .95                 --
       24.23      45.92             275,599            .88                        --               .87                 --
       17.52      76.51             145,249            .90                        --               .90                 --
       10.81      (8.73)             88,030           1.00                        --              1.00                 --
       14.20      18.64             104,568           1.12                        --              1.12                 --
--------------------------------------------------------------------------------------------------------------------------------
      $10.94      12.55%(b,e)    $   49,207            .96%(a,c)                 .11%(a)           .96%(a)             --%
        9.72      (2.80)(e)          17,317           1.20(c)                    .20              1.20                 --
--------------------------------------------------------------------------------------------------------------------------------
      $14.70      13.18%(b)      $  173,810            .77%(a)                    --%              .77%(a)             --%
       13.01      (3.20)            130,059            .77                        --               .77                .14(a,f)
       13.88       3.07             147,615            .80                        --               .80                .16(f)
       15.40      14.60             157,382            .76                        --               .76                 --
       15.21       6.69             170,468            .79                        --               .79                 --
       18.17      31.08             161,359            .83                        --               .83                 --
--------------------------------------------------------------------------------------------------------------------------------
      $10.67       6.70%(b,e)    $    3,076           1.20%(a,c)                 .20%(a)          1.20%(a)             --%
--------------------------------------------------------------------------------------------------------------------------------
      $11.61      16.10%(b,e)    $    7,343           1.20%(a,c)                 .20%(a)          1.20%(a)             --%

      $31.49      14.22%(b,e)    $3,869,129            .88%(a,c)                 .04%(a)           .88%(a)             --%
       28.65     (16.40)(e)       3,497,357            .91(c)                    .06               .91                 --
       38.85       3.74(e)        4,830,275            .92(c)                    .06               .92                 --
       40.66      18.54(e)        5,361,024            .92(c)                    .06               .92                 --
       36.97       6.97(e)        5,088,401            .94(c)                    .06               .94                 --
       35.84      19.26(e)        5,090,048            .97(c)                    .05               .97                 --
--------------------------------------------------------------------------------------------------------------------------------
      $11.09      11.90%(b,e)    $   74,204            .91%(a,c)                 .10%(a)           .91%(a)             --%
       10.00     (25.22)(e)          77,043            .89(c)                    .10               .89                 --
       14.28       8.81(e)          126,826            .93(c)                    .10               .92                 --
       13.83      24.37(e)          114,791            .92(c)                    .10               .92                 --
       11.26      (1.98)(e)         112,669           1.15(c)                    .10              1.15                 --
       12.14      16.64(e)          134,957            .99(c)                    .20               .98                 --
--------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
     INCOME/(LOSS)
       TO AVERAGE              PORTFOLIO
     NET ASSETS (%)           TURNOVER (%)
            .12%(a)                31%(b)
            .15                    89
           (.07)                   86
           (.05)                   68
            .24                    70
            .23                    73
-------------------------------------------------------
          (1.12)%(a,c)             36%(b)
           (.92)(c)                61
---------------------------------------------------------------------
           (.49)%(a)                5%(b)
           (.17)                    9
            .02                    13
           (.54)                   13
           (.30)                   23
           (.47)                  147
-----------------------------------------------------------------------------------
           (.75)%(a,c)             26%(b)
           (.67)(c)                56
-------------------------------------------------------------------------------------------------
            .64%(a)                21%(b)
           1.64                   194
           2.05                   106
           1.65                   110
           1.67                   114
           1.98                   146
---------------------------------------------------------------------------------------------------------------
           (.49)%(a,c)              4%(b)
-----------------------------------------------------------------------------------------------------------------------------
           (.50)%(a,c)              5%(b)
           1.06%(a,c)               7%(b)
           1.36(c)                  7
           1.40(c)                 10
           1.65(c)                  4
           1.27(c)                 14
           1.20(c)                  6
--------------------------------------------------------------------------------------------------------------------------------
            .33%(a,c)              24%(b)
            .79(c)                 33
            .85(c)                 65
           1.36(c)                 52
            .86(c)                 70
           1.33(c)                 58
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INCOME FROM INVESTMENT OPERATIONS
                                                         --------------------------------------------
                                                                               NET REALIZED AND
                                                                           UNREALIZED GAINS/(LOSSES)
                                                                                ON INVESTMENTS,
                                                                          FUTURES CONTRACTS, WRITTEN
                                            NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                              VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                            BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
YEAR/PERIOD ENDED                           OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS

 INTERNATIONAL EQUITY FUNDS -- CONTINUED
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2002 (Unaudited)(6)...........     $ 8.44          $ --                   $ (.17)                $ (.17)
October 31, 2001........................      17.56            --                    (7.30)                 (7.30)
October 31, 2000........................      19.13           .01                     (.06)                  (.05)
October 31, 1999........................      18.07           .14                     1.30                   1.44
October 31, 1998........................      16.15           .11                     2.52                   2.63
October 31, 1997........................      15.35           .12                     1.12                   1.24
-------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
April 30, 2002 (Unaudited)..............     $ 7.39          $ --                   $  .29                 $  .29
October 31, 2001(7).....................      10.00            --                    (2.61)                 (2.61)

 FIXED INCOME FUNDS
HARBOR BOND FUND
April 30, 2002 (Unaudited)..............     $12.05          $.26(c)                $ (.13)                $  .13
October 31, 2001........................      11.00           .56(c)                  1.08                   1.64
October 31, 2000........................      10.85           .57(c)                   .15                    .72
October 31, 1999........................      11.82           .58(c)                  (.49)                   .09
October 31, 1998........................      11.57           .61(c)                   .53                   1.14
October 31, 1997........................      11.28           .68(c)                   .30                    .98
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2002 (Unaudited)..............     $ 8.69          $.16(c)                $ (.06)                $  .10
October 31, 2001........................       8.51           .45(c)                   .19                    .64
October 31, 2000........................       8.56           .55(c)                  (.04)                   .51
October 31, 1999........................       8.69           .46(c)                  (.15)                   .31
October 31, 1998........................       8.66           .48(c)                   .09                    .57
October 31, 1997........................       8.79           .45(c,d)                 .01                    .46
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2002 (Unaudited)..............     $ 1.00          $.01(c)                $   --                 $  .01
October 31, 2001........................       1.00           .05(c)                    --                    .05
October 31, 2000........................       1.00           .06(c)                    --                    .06
October 31, 1999........................       1.00           .05(c)                    --                    .05
October 31, 1998........................       1.00           .05(c)                    --                    .05
October 31, 1997........................       1.00           .02(c)                    --                    .02
-------------------------------------------------------------------------------------------------------------------


                                                LESS DISTRIBUTIONS
                                          ------------------------------
                                          DIVIDENDS      DISTRIBUTIONS
                                           FROM NET         FROM NET
                                          INVESTMENT        REALIZED            TOTAL
YEAR/PERIOD ENDED                           INCOME      CAPITAL GAINS(8)    DISTRIBUTIONS
 INTERNATIONAL EQUITY FUNDS -- CONTINUED
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2002 (Unaudited)(6)...........    $  --            $   --            $   --
October 31, 2001........................       --             (1.82)            (1.82)
October 31, 2000........................     (.14)            (1.38)            (1.52)
October 31, 1999........................     (.11)             (.27)             (.38)
October 31, 1998........................     (.12)             (.59)             (.71)
October 31, 1997........................     (.08)             (.36)             (.44)
-------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL EQUITY FUND
April 30, 2002 (Unaudited)..............    $(.01)           $   --            $ (.01)
October 31, 2001(7).....................       --                --                --
 FIXED INCOME FUNDS
HARBOR BOND FUND
April 30, 2002 (Unaudited)..............    $(.26)           $ (.26)           $ (.52)
October 31, 2001........................     (.52)             (.07)             (.59)
October 31, 2000........................     (.57)               --              (.57)
October 31, 1999........................     (.55)             (.51)            (1.06)
October 31, 1998........................     (.66)             (.23)             (.89)
October 31, 1997........................     (.69)               --              (.69)
-------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2002 (Unaudited)..............    $(.16)           $   --            $ (.16)
October 31, 2001........................     (.46)               --              (.46)
October 31, 2000........................     (.56)               --              (.56)
October 31, 1999........................     (.44)               --              (.44)
October 31, 1998........................     (.54)               --              (.54)
October 31, 1997........................     (.59)               --              (.59)
-------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2002 (Unaudited)..............    $(.01)           $   --            $ (.01)
October 31, 2001........................     (.05)               --              (.05)
October 31, 2000........................     (.06)               --              (.06)
October 31, 1999........................     (.05)               --              (.05)
October 31, 1998........................     (.05)               --              (.05)
October 31, 1997........................     (.02)               --              (.02)
-------------------------------------------------------------------------------------------------------------------


1  Commenced operations on November 1, 2000.
2 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.
3 Effective September 20, 2001, Harbor Value Fund changed its name to Harbor Large Cap Value Fund and appointed Armstrong Shaw Associates as its Subadviser.

4  For the period March 1, 2002 (inception) through April 30, 2002.


5  For the period December 14, 2001 (inception) through April 30, 2002.


6 Effective December 1, 2001, Harbor International Growth Fund appointed Mastholm Asset Management as its Subadviser.


7  For the period February 1, 2001 (inception) through October 31, 2001.


8  Includes both short-term and long-term capital gains.


9  Percentage does not reflect reduction for credit balance arrangements.

a  Annualized.
b  Unannualized.
c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its management fees.
d  Based on monthly average of shares outstanding during the fiscal year.
e The total returns would have been lower had certain expenses not been waived during the periods shown.
f  Dividend expense from investments sold short.
g  Interest expense from investments sold short.

--------------------------------------------------------------------------------


                                                                                          RATIO OF
                                                     RATIO OF           RATIO OF          OPERATING          RATIO OF
     NET ASSET                                       OPERATING       MANAGEMENT FEES   EXPENSES NET OF   INTEREST/DIVIDEND
       VALUE                      NET ASSETS         EXPENSES          NOT IMPOSED     ALL OFFSETS TO         EXPENSE
        END      TOTAL           END OF PERIOD      TO AVERAGE         TO AVERAGE          AVERAGE          TO AVERAGE
     OF PERIOD   RETURN             (000S)       NET ASSETS (%)(9)    NET ASSETS(%)     NET ASSETS(%)     NET ASSETS (%)

      $ 8.27     (2.00)(b)        $  383,744            .93%(a)             --%              .93%(a)             --%
        8.44     (45.53)             437,201            .89                 --               .89                 --
       17.56     (1.58)            1,247,082            .89                 --               .89                 --
       19.13      7.87             1,382,513            .91                 --               .91                 --
       18.07     16.96             1,178,252            .96                 --               .96                 --
       16.15      8.13               918,950           1.02                 --              1.02                 --
--------------------------------------------------------------------------------------------------------------------------
      $ 7.67      3.87%(b,e)      $    7,548           1.20%(a,c)          .20%(a)          1.20%(a)             --%
        7.39     (26.10)(b,e)          6,765           1.20(a,c)           .20(a)           1.20(a)              --

      $11.66      1.19%(b,e)      $1,099,254            .57%(a,c)          .15%(a)           .57%(a)             --%
       12.05     15.35(e)          1,036,552            .56(c)             .22               .56                 --
       11.00      6.95(e)            717,255            .60(c)             .21               .60                 --
       10.85      0.85(e)            627,180            .61(c)             .21               .60                 --
       11.82     10.33(e)            473,021            .65(c)             .22               .65                 --
       11.57      8.96(e)            362,594            .67(c)             .23               .67                 --
--------------------------------------------------------------------------------------------------------------------------
      $ 8.63      1.19%(b,e)      $  102,184            .30%(a,c)          .17%(a)           .30%(a)             --%
        8.69      7.73(e)            125,959            .28(c)             .20               .27                 --
        8.51      6.21(e)            125,032            .29(c)             .20               .28                 --
        8.56      3.68(e)            251,442            .28(c)             .20               .28                 --
        8.69      6.81(e)            217,244            .36(c)             .20               .36                 --
        8.66      5.48(e)            162,476            .38(c)             .20               .36                .64(g)
--------------------------------------------------------------------------------------------------------------------------
      $ 1.00       .86%(b,e)      $  168,696            .36%(a,c)          .12%(a)           .36%(a)             --%
        1.00      4.83(e)            168,834            .38(c)             .12               .38                 --
        1.00      5.99(e)            105,893            .48(c)             .12               .47                 --
        1.00      4.82(e)             97,265            .46(c)             .12               .46                 --
        1.00      5.20(e)            100,276            .57(c)             .12               .57                 --
        1.00      5.11(e)             73,540            .63(c)             .12               .62                 --
--------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
     INCOME/(LOSS)
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
           .20%(a)         184%(6)
           .18              63
           .10             103
           .78              48
           .62              85
           .91              76
--------------------------------------------------------------------------------------------------------------------------
           .02%(a,c)        16%(b)
           .45(a,c)        143(b)
          4.62%(a,c)       196%(6)
          5.50(c)          531
          6.16(c)          494
          5.35(c)          271
          5.41(c)          278
          6.04(c)          252
--------------------------------------------------------------------------------------------------------------------------
          3.70%(a,c)        80%(b)
          5.35(c)          246
          6.00(c)          478
          5.36(c)          578
          5.51(c)          727
          5.14(c)        1,519
--------------------------------------------------------------------------------------------------------------------------
          1.72%(a,c)       N/A
          4.60(c)          N/A
          5.88(c)          N/A
          4.73(c)          N/A
          5.08(c)          N/A
          4.97(c)          N/A
--------------------------------------------------------------------------------------------------------------------------

HARBOR FUND DETAILS
--------------------------------------------------------------------------------


HARBOR FUND

TICKER SYMBOLS
AND CUSIP NUMBERS
Share prices are available on our web site at www.harborfund.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.



                            FUND                                 TICKER SYMBOL    CUSIP NUMBER
                            --------------------------------------------------------------------
                            DOMESTIC EQUITY FUNDS
                              Harbor Capital Appreciation Fund
                                Institutional Class                  HACAX          411511504
                                Retirement Class                (Not Available)     411511827
                                Investor Class                  (Not Available)     411511819
                              Harbor Mid Cap Growth Fund
                                Institutional Class                  HAMGX          411511876
                                Retirement Class                (Not Available)     411511793
                                Investor Class                  (Not Available)     411511785
                              Harbor Growth Fund
                                Institutional Class                  HAGWX          411511207
                                Retirement Class                (Not Available)     411511XXX
                                Investor Class                  (Not Available)     411511XXX
                              Harbor Small Cap Growth Fund
                                Institutional Class                  HASGX          411511868
                                Retirement Class                (Not Available)     411511769
                                Investor Class                  (Not Available)     411511777
                              Harbor Large Cap Value Fund
                                Institutional Class                  HAVLX          411511603
                                Retirement Class                (Not Available)     411511751
                                Investor Class                  (Not Available)     411511744
                              Harbor Mid Cap Value Fund
                                Institutional Class                  HAMVX          411511835
                                Retirement Class                (Not Available)     411511728
                                Investor Class                  (Not Available)     411511736
                              Harbor Small Cap Value Fund
                                Institutional Class                  HASCX          411511843
                                Retirement Class                (Not Available)     411511710
                                Investor Class                  (Not Available)     411511694
                            INTERNATIONAL EQUITY FUNDS
                              Harbor International Fund
                                Institutional Class                  HAINX          411511306
                                Retirement Class                (Not Available)     411511652
                                Investor Class                  (Not Available)     411511645
                              Harbor International Fund II
                                Institutional Class                  HAIIX          411511884
                              Harbor International Growth Fund
                                Institutional Class                  HAIGX          411511801
                                Retirement Class                (Not Available)     411511637
                                Investor Class                  (Not Available)     411511629
                              Harbor Global Equity Fund
                                Institutional Class                  HAGEX          411511850
                                Retirement Class                (Not Available)     411511611
                                Investor Class                  (Not Available)     411511595
                            FIXED INCOME FUNDS
                              Harbor Bond Fund
                                Institutional Class                  HABDX          411511108
                                Retirement Class                (Not Available)     411511686
                                Investor Class                  (Not Available)     411511XXX
                              Harbor Short Duration Fund
                                Institutional Class                  HASDX          411511702
                                Retirement Class                (Not Available)     411511678
                              Harbor Money Market Fund
                                Institutional Class                  HARXX          411511405
                                Retirement Class                (Not Available)     411511660


--------------------------------------------------------------------------------


UPDATES AVAILABLE



For updates on the Harbor funds following the end of each calendar quarter, please visit our web site at WWW.HARBORFUND.COM.

HARBOR'S PRIVACY STATEMENT
--------------------------------------------------------------------------------


WE RECOMMEND THAT YOU READ AND RETAIN THIS NOTICE FOR YOUR PERSONAL FILES


The following privacy statement is issued by HARBOR FUND and each series of Harbor Fund and its affiliates, Harbor Capital Advisors. Inc., Harbor Transfer, Inc. and HCA Securities, Inc.


These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.


--------------------------------------------------------------------------------

PERSONAL INFORMATION

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.


In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of "cookies") and transactions with us, our affiliates or other parties.


The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.


When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use "cookies" and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.


--------------------------------------------------------------------------------

INFORMATION SHARING


We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account.



When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.



If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.


--------------------------------------------------------------------------------

ACCESS TO INFORMATION

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your accounts, resolving problems or informing you of new products or services.

--------------------------------------------------------------------------------

SECURITY

We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.


For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at

WWW.HARBORFUND.COM.



                          (not part of the prospectus)

                                     NOTES

FOR MORE INFORMATION ABOUT HARBOR FUND
--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT HARBOR FUND, THESE DOCUMENTS ARE AVAILABLE

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the Harbor Fund annual and semi-annual reports to shareholders. The Harbor Fund annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Free copies of the annual and semiannual reports, the SAI, and other information and answers to questions about the funds are available at WWW.HARBORFUND.COM or by contacting the shareholder servicing agent at:

HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

Investors can review the Harbor Fund reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

- For a fee, by writing the
  Public Reference Room of the Commission
  Washington, D.C. 20549-0102

- For a fee, by sending an e-mail or electronic request to the Public Reference Room of the Commission at PUBLICINFO@SEC.GOV.

- Free from the Commission's internet web site at HTTP://WWW.SEC.GOV

This prospectus is not an offer to sell securities in places other than the United States and its territories.

Investment Company Act File No. 811-4676

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

DAVID G. VAN HOOSER      Chairman and Trustee
HOWARD P. COLHOUN        Trustee
JOHN P. GOULD            Trustee
RODGER F. SMITH          Trustee
JAMES M. WILLIAMS        President
CONSTANCE L.
  SOUDERS                Vice President and
                         Treasurer
KAREN B. WASIL           Secretary

INVESTMENT ADVISER
HARBOR CAPITAL ADVISORS, INC.
One SeaGate
Toledo, Ohio 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER
HCA SECURITIES, INC.
One SeaGate
Toledo, OH 43666
419-247-2477

SHAREHOLDER SERVICING AGENT
HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1713
Boston, MA 02105

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
HALE AND DORR LLP
60 State Street

Boston, MA 02109

                               [HARBOR FUND LOGO]
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com


6/2002/5,000                          [RECYCLED LOGO] Printed on recycled paper.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

HARBOR FUND              One SeaGate    Toledo, Ohio 43666    www.harborfund.com
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION--OCTOBER 1, 2002

--------------------------------------------------------------------------------

    Harbor Fund ("Harbor") is an open-end management investment company (or mutual fund) consisting of seven domestic equity series: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund; four international equity series: Harbor International Fund, Harbor International Fund II, Harbor International Growth Fund, and Harbor Global Equity Fund; and three fixed income series: Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund (individually or collectively referred to as a "Fund" or the "Funds"). Additional funds may be created by the Trustees from time to time. Each Fund is managed by one or more subadvisers (each, a "Subadviser") under the supervision of Harbor Capital Advisors, Inc., the Funds' investment adviser (the "Adviser").


    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of Harbor Fund dated October 1, 2002, as amended or supplemented from time to time. Additional information about each Fund's investments is available at www.harborfund.com or in the Funds' Annual and Semi-Annual reports to shareholders. Investors can get free copies of the Annual and Semi- Annual Reports, the Prospectus and the Statement of Additional Information, request other information and discuss their questions about the Funds by calling 1-800-422-1050, by writing to Harbor Fund at One SeaGate, Toledo, OH 43666 or by visiting our web site at www.harborfund.com. Each Fund's financial statements which are included in the 2002 Semi-Annual Report to shareholders are incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------

                                                                          PAGE IN
                                                                        STATEMENT OF
                                                                   ADDITIONAL INFORMATION
TABLE OF CONTENTS                                                  ----------------------
ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES...............                  1
DOMESTIC EQUITY FUNDS.......................................                  1
  Harbor Capital Appreciation Fund..........................                  1
  Harbor Mid Cap Growth Fund................................                  1
  Harbor Growth Fund........................................                  1
  Harbor Small Cap Growth Fund..............................                  1
  Harbor Large Cap Value Fund...............................                  1
  Harbor Mid Cap Value Fund.................................                  2
  Harbor Small Cap Value Fund...............................                  2
INTERNATIONAL EQUITY FUNDS..................................                  2
  Harbor International Fund and Harbor International Fund
    II......................................................                  2
  Harbor International Growth Fund..........................                  2
  Harbor Global Equity Fund.................................                  3
FIXED INCOME FUNDS..........................................                  3
  Harbor Bond Fund and Harbor Short Duration Fund...........                  3
    Duration................................................                  3
    High Yield Bonds........................................                  4
  Harbor Money Market Fund..................................                  5
INVESTMENT POLICIES.........................................                  6
  Common Stocks.............................................                  6
  Preferred Stocks..........................................                  6
  Convertible Securities....................................                  6
  Restricted Securities.....................................                  6
  Fixed-Income Securities...................................                  6
    Lower-Rated Debt Securities (High Yield Bonds)..........                  6
  Derivative Instruments....................................                  7
  Risks Associated With Specific Types of Derivative Debt
    Securities..............................................                  8
  Variable and Floating Rate Securities.....................                  9
  U.S. Government Securities................................                  9
  Cash Equivalents..........................................                  9
  Mortgage-Backed Securities................................                 10
  Guaranteed Mortgage Pass-Through Securities...............                 10
  Multiple-Class Pass-Through Securities and Collateralized
    Mortgage Obligations....................................                 10
  Stripped Mortgage-Backed Securities.......................                 11
  Risk Factors Associated with Mortgage-Backed Securities...                 11
  Asset-Backed Securities...................................                 11
  Mortgage "Dollar Roll" Transactions.......................                 12
  Small to Mid Companies....................................                 12
  Foreign Securities........................................                 13
    Emerging Markets........................................                 14
    ADRs, EDRs, IDRs and GDRs...............................                 14
  Brady Bonds...............................................                 15
  Sovereign Debt Obligations................................                 15
  Borrowing.................................................                 15
  Reverse Repurchase Agreements.............................                 15
  Lending of Portfolio Securities...........................                 16

                                                                          PAGE IN
                                                                        STATEMENT OF
                                                                   ADDITIONAL INFORMATION
TABLE OF CONTENTS                                                  ----------------------
  Short Sales...............................................                 16
  Forward Commitments and When-Issued Securities............                 16
  Repurchase Agreements.....................................                 17
  Options and Futures Transactions..........................                 17
  Options on Securities, Securities Indices and Currency....                 18
    Writing Covered Options.................................                 18
    Purchasing Options......................................                 18
    Risks Associated with Options Transactions..............                 19
  Futures Contracts and Options on Futures Contracts........                 19
    Futures Contracts.......................................                 20
    Hedging and Other Strategies............................                 20
    Options on Futures Contracts............................                 20
  Other Considerations......................................                 21
  Foreign Currency Transactions.............................                 22
  Currency Swaps, Mortgage Swaps and Interest Rate Swaps,
    Caps, Floors and Collars................................                 23
INVESTMENT RESTRICTIONS.....................................                 24
SHAREHOLDER AND ACCOUNT POLICIES............................                 26
  Checkwriting for Money Market Fund........................                 26
  Redemptions in Kind.......................................                 26
  Distributions.............................................                 26
    Distribution Options....................................                 26
TRUSTEES AND OFFICERS.......................................                 27
  Material Relationships of the Disinterested Trustees......                 30
THE ADVISER, SUBADVISERS, DISTRIBUTOR AND SHAREHOLDER
  SERVICING AGENT...........................................                 31
    The Adviser.............................................                 31
    Factors considered by the Independent Trustees in
     Approving the Investment Advisory Agreements...........                 31
    The Subadvisers.........................................                 33
    Other Information.......................................                 34
    Distributor and Shareholder Servicing Agent.............                 34
  Distribution Plans........................................                 34
    Code of Ethics..........................................                 35
PORTFOLIO TRANSACTIONS......................................                 36
NET ASSET VALUE.............................................                 38
PERFORMANCE AND YIELD INFORMATION...........................                 39
  Performance Comparisons...................................                 43
TAX INFORMATION.............................................                 43
ORGANIZATION AND CAPITALIZATION.............................                 46
  General...................................................                 46
  Shareholder and Trustee Liability.........................                 47
CUSTODIAN...................................................                 52
INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS...............                 52
APPENDIX A..................................................                 53
Description of Securities Ratings...........................                 53
Description of Commercial Paper Ratings.....................                 54

                 ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

  GENERAL. Each Fund has a different investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of the Funds' investment policies contained in the Prospectus.

                             DOMESTIC EQUITY FUNDS

HARBOR CAPITAL APPRECIATION FUND

  ADDITIONAL INVESTMENT INFORMATION. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, engage in securities lending and short sales. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market, or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR MID CAP GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in mid cap equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement. The Fund's policy of investing in mid cap companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities, engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. The Fund's policy of investing in small and mid cap companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities, engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR SMALL CAP GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in small cap equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement. The Fund's policy of investing in small companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities and engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR LARGE CAP VALUE FUND

  ADDITIONAL INVESTMENT INFORMATION. On September 20, 2001, the Fund changed its name from "Harbor Value Fund" to "Harbor Large Cap Value Fund".

  If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in large cap equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, engage in securities lending and short sales. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR MID CAP VALUE FUND

  ADDITIONAL INVESTMENT INFORMATION. If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings, in mid cap equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement. The Fund's policy of investing in mid cap companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities and engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR SMALL CAP VALUE FUND

  ADDITIONAL INVESTMENT INFORMATION. If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in small cap equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement. The Fund's policy of investing in small companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities and engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

                           INTERNATIONAL EQUITY FUNDS

HARBOR INTERNATIONAL FUND AND
HARBOR INTERNATIONAL FUND II

  ADDITIONAL INVESTMENT INFORMATION. Each Fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contracts. Harbor International Fund II may also purchase options on foreign currencies to seek to increase the total return of the Fund, provided that the aggregate premium of the options purchased represents no more than 5% of the Fund's net assets. Each Fund's currency management techniques associated with investments in foreign securities involve more risk than if the Fund were invested in dollar-denominated securities of U.S. issuers.

  Each Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis and may lend securities. Each Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase.

HARBOR INTERNATIONAL GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. Current income, if any, is a subordinate consideration. The Fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contract. The Fund's currency management techniques associated with investments in foreign securities involve more risk than if the Fund were invested in dollar-denominated securities of U.S. issuers.

  The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis and may lend securities. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase.

HARBOR GLOBAL EQUITY FUND

  ADDITIONAL INVESTMENT INFORMATION. If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement. Current income, if any, is a subordinate consideration. The Fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contract. The Fund's currency management techniques associated with investments in foreign securities involve more risk than if the Fund were invested in dollar denominated securities of U.S. issuers.

  The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis and may lend securities. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase.

                               FIXED INCOME FUNDS

HARBOR BOND FUND AND
HARBOR SHORT DURATION FUND

  ADDITIONAL INVESTMENT INFORMATION. If the Harbor Bond Fund or the Harbor Short Duration Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in bonds or fixed income securities, the respective Fund need not sell non-qualifying securities that appreciated in value to get back to 80%, however, future investments must be made in a manner to get back in compliance with the 80% requirement.

  DURATION. Duration is a measure of average maturity that was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the tools used in security selection for each Fund.

  Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term-to-maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, and doesn't take into account the pattern of the security's payments prior to maturity. Duration is a measure of the average life of a fixed-income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

  Generally speaking, if interest rates move up by 100 basis points, a fixed-income security with a five-year duration will decline by five points. If the fixed-income security's duration was three years, it would decline by three points; two years -- two points; and so on. To the extent each Fund is invested in fixed-income securities, the value of the Funds' portfolio will decrease in a similar manner given the conditions illustrated above.

  Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

  Except in unusual and temporary circumstances, the duration of Harbor Bond Fund's portfolio will vary within the three- to six-year time frame based on Pacific Investment Management Company's ("PIMCO") forecast for interest rates, but under current conditions is expected to stay within one year of what PIMCO believes to be the average duration of the bond market as a whole. PIMCO bases its analysis of the average duration of the bond market on bond market indices which it believes to be representative, and other factors. The Fund may use various techniques to shorten or lengthen the duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, swaps combined with options, options on futures and mortgage and interest rate swaps and interest rate floors and caps.

  Harbor Bond Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund's portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include the use of derivative instruments such as forward foreign currency exchange contracts, options on securities and foreign currencies, futures contracts, options on futures contracts and currency, mortgage and interest rate swaps and options on such swaps and interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when PIMCO anticipates that a foreign currency will appreciate or depreciate in value, even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund's portfolio.

  Harbor Short Duration Fund may use various techniques to shorten or lengthen the dollar-weighted average duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, options on futures and mortgage and interest rate swaps and interest rate floors and caps. Subject to the policy for maintaining a dollar-weighted average portfolio duration not exceeding three years, the Fund may invest in individual obligations of any duration.

  The assets of Harbor Short Duration Fund are actively managed and are bought and sold in response to changes in value resulting from new information affecting the supply of and demand for securities in the Fund's portfolio. Active management of the Fund entails frequent decisions concerning the changing relative attractiveness of various investments. The Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund's portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include derivative instruments such as forward foreign currency exchange contracts, options on securities and foreign currencies, futures contracts, options on futures contracts and currency, mortgage and interest rate swaps, swaps combined with options, interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when FFTW anticipates that a foreign currency will appreciate or depreciate in value. The Fund may enter into these transactions even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund's portfolio.

  Both Harbor Bond Fund and Harbor Short Duration Fund may enter into repurchase agreements, purchase and sell securities on a when-issued or forward commitment basis, including TBA ("to be announced") purchase and sale commitments, engage in securities lending and short selling and enter into reverse repurchase agreements.

  HIGH YIELD BONDS. Harbor Bond Fund may invest up to 15% of its assets in corporate debt securities that are not investment grade but are rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (commonly called "junk bonds"). The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

HARBOR MONEY MARKET FUND

  ADDITIONAL INVESTMENT INFORMATION. The Fund may invest its assets in U.S. dollar-denominated securities of U.S. or foreign issuers and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars). An investment in the debt obligations of foreign issuers involves investment risks that are different from an investment in a fund which invests only in debt obligations of U.S. issuers.

  The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate. Such action may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

  Under normal market conditions, at least 80% of the Fund's net assets are invested in:

  (A) short-term (maturing in thirteen months or less) U.S. Government securities;

  (B) treasury receipts; treasury investment growth receipts ("TIGR's"); certificates of accrual on treasury receipts ("CATS"); and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury traded under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS");

  (C) U.S. dollar-denominated obligations issued by major U.S. and foreign banks (including certificates of deposit and bankers' acceptances) that meet the $100 million standard set forth under "Cash Equivalents" and other obligations of U.S. and non-U.S. issuers denominated in U.S. dollars and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars), and including variable rate master demand notes and floating rate notes, provided they are (i) rated in the highest rating category of at least two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, that NRSRO, or (ii) issued or guaranteed by a company which at the date of investment has outstanding a comparable debt issue rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

  (D) commercial paper (including variable and floating rate commercial paper with interest rates which adjust in accordance with changes in interest rate indices) which is rated in the highest rating category of at least two NRSROs or, if not rated, is issued by a company having outstanding comparable debt rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

  (E) short-term (maturing in thirteen months or less) corporate obligations which are rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

  (F) repurchase agreements; and

  (G) asset-backed securities (including, but not limited to, interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables) which are determined to be of high quality by the Fund's Subadviser, pursuant to criteria approved by the Board of Trustees.

  The Fund may invest up to 20% of the value of its net assets in debt instruments not specifically described in (A) through (G) above, including unrated instruments, provided that such instruments are deemed by Harbor Fund's Trustees to be of comparable high quality and liquidity and that they meet the Fund's maturity requirements.

  The Fund may invest more than 25% of the value of its total assets in the securities of domestic banks and bank holding companies, including certificates of deposit and bankers' acceptances. The Fund, however, may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. Government securities and repurchase agreements collateralized by such securities), except that a single investment may exceed such limit if such security (i) is rated in the highest rating category by the requisite number of NRSROs or, if unrated, is determined to be of comparable quality and (ii) is held for not more than three business days. In addition, the Fund may not invest more than 5% of its total assets (taken at amortized cost) in securities of issuers not in the highest rating category as determined by the requisite number of NRSROs or, if unrated, of comparable quality, with investment in any one such issuer being limited to no more than 1% of such total assets or $1 million, whichever is greater.

                              INVESTMENT POLICIES

  COMMON STOCKS. Each equity Fund may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

  PREFERRED STOCKS. Each equity Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

  CONVERTIBLE SECURITIES. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price's declines. They generally pay less income than non-convertible bonds.

  RESTRICTED SECURITIES. Each Fund (except Harbor Money Market Fund which will not invest more than 10%) will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid.

  Each Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the Securities Act of 1933 (the "1933 Act") prior to distribution to the general public) including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found.

  The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  FIXED-INCOME SECURITIES. Corporate and foreign governmental debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed-income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed-income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

  Lower-rated debt securities (High yield bonds). Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's net asset value, to the extent it holds such bonds. Furthermore, the market prices of high yield bonds structured as zero coupon or payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

  High yield bonds also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

  In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield bonds. This may have an impact on a subadviser's ability to accurately value high yield bonds, the Fund's assets and on the Fund's ability to dispose of such bonds.

  There are special tax considerations associated with investing in bonds, including high yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security's maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code") with respect to such accrued interest. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

  Finally, there are risks involved in applying credit ratings as a method for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund (in conjunction with its subadviser) will continuously monitor the issuers of high yield bonds in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, so the Fund can meet redemption requests.

  In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return for investors. In the event that the rating for any security held in a Fund's portfolio drops below the minimum acceptable rating applicable to that Fund, such change will be considered by that Fund's Subadviser in evaluating the overall composition of the Fund's portfolio.

  DERIVATIVE INSTRUMENTS. In accordance with its investment policies, each Fund (except Harbor Money Market Fund) may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.

  Derivative securities include collateralized mortgage obligations, stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps (described below). The principal risks associated with derivative instruments are:

  Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

  Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that the risk of leverage is not an appropriate risk for a money market fund.

  Credit risk: The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

  Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

  Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

  Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation to the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

  RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.

  The risk of early prepayments is the primary risk associated with interest-only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate ("superfloaters"), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

  The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal-only debt securities ("POs"), certain residual or support trenches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

  Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support trenches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

  Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

  VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

  U.S. GOVERNMENT SECURITIES. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities as described above in the future, since it is not obligated to do so by law, other than as set forth above. Securities issued or guaranteed as to principal and interest by the U.S. government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities' ("CATS"). A Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. treasury at the request of depository financial institutions, which then trade the component parts independently.

  CASH EQUIVALENTS. Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the FDIC. Each Fund (except Harbor Money Market Fund) may also invest in commercial paper which at the date of investment is rated at least A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody's (rated A in the case of Harbor Short Duration Fund), and other debt instruments, including unrated instruments, deemed by the Subadviser to be of comparable high quality and liquidity.

  Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

  MORTGAGE-BACKED SECURITIES. The Harbor Bond and Harbor Short Duration Funds may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

  The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

  GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

  Mortgage-related securities without insurance or guarantees may be purchased if the Subadviser determines that the securities meet a Fund's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

  MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

  Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

  STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, the relevant Subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

  Harbor Money Market Fund may invest in mortgage-backed securities that meet the quality, liquidity and maturity standards applicable to money market funds and that do not contain embedded leverage.

  RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Funds do not intend to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

  Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  ASSET-BACKED SECURITIES. The Harbor Bond and Harbor Short Duration Funds may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

  The Funds may invest only in high quality mortgage-related (or other asset-backed) securities either (i) issued by U.S. government sponsored corporations (currently GNMA, FHLMC, FNMA and Resolution Trust Corp.) or (ii) rated in one of the top two categories by an NRSRO or, if not rated, of equivalent investment quality as determined by the Subadvisers. The Subadvisers will monitor continuously the ratings of securities held by the Funds that they manage and the creditworthiness of their issuers.

  Other types of mortgage-backed and asset-backed securities may be developed in the future, and a Fund may invest in them if the relevant Subadviser determines they are consistent with the Fund's investment objectives and policies.

  Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

  In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

  Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  Harbor Money Market Fund may invest in asset-backed securities if the securities meet the maturity and credit characteristics applicable to money market funds.

  MORTGAGE "DOLLAR ROLL" TRANSACTIONS. The Harbor Bond and Harbor Short Duration Funds may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund's borrowings and other senior securities. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. A Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

  SMALL TO MID COMPANIES. Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor Mid Cap Value Fund and Harbor Small

Cap Value Fund invests in securities of small to mid sized companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company's securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

  FOREIGN SECURITIES. Each Fund is permitted to invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (foreign issuers). Harbor Money Market Fund may purchase only U.S. dollar-denominated foreign securities. A company is located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or
(v) its principal executive offices are located in a foreign country.

  Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate would reduce the value of certain portfolio securities. Also, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. As discussed below, a Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

  The Funds' custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds' assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds' subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian's bankruptcy; (ii) legal restrictions on the Funds' ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds' assets; and (iv) difficulties in converting the Funds' cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.

  Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

  Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries or in any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities which may currently exist. This is particularly true of emerging markets.

  Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

  Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments, or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.

  Emerging Markets. Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.

  Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).


  ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts (EDRs) and International Depositary Receipts
(IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

  BRADY BONDS. Harbor Bond Fund may invest in Brady Bonds which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
P. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

  SOVEREIGN DEBT OBLIGATIONS. Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

  BORROWING. Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Harbor Short Duration Fund may borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of Harbor Short Duration Fund's total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of the Subadviser. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

  REVERSE REPURCHASE AGREEMENTS. Harbor Bond Fund may enter into reverse repurchase agreements with banks for temporary or emergency purposes. Harbor Short Duration Fund enters into reverse repurchase agreements with banks and broker-dealers to the extent permitted by the Fund's restrictions on borrowing. A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with an agreement to repurchase the security at a specified time and price. During the reverse repurchase agreement, the Fund continues to receive principal and interest payments on the underlying securities. Each Fund will maintain a segregated account, which is marked-to-market daily, consisting of cash or liquid assets to cover its obligations under reverse repurchase agreements.

  While not considered senior securities, reverse repurchase agreements are considered borrowings and as such are subject to the same risks associated with borrowing by the Fund. When the Fund engages in borrowing for investment purposes, also known as financial leverage, the Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; and in certain cases, interest costs may exceed the return received on the securities purchased. An increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the net asset value of the Fund's shares.

  LENDING OF PORTFOLIO SECURITIES. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may only be made to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the relevant Subadviser to be of good standing, and when, in the judgment of the Subadviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Subadviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Fund.

  SHORT SALES. Each Fund (other than Harbor International Fund, Harbor International Fund II and Harbor International Growth Fund) may engage in short sales "against the box," as well as short sales for hedging purposes. When a Fund engages in a short sale other than "against the box," it will place cash or liquid securities in a segregated account and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, a Fund is limited in the amount of the Fund's net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than "against the box" may involve an unlimited exposure to loss.

  FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including "TBA" (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

  When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

  The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

  A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

  When a Fund purchases securities on a when-issued or forward commitment basis, the Funds' custodian bank will maintain in a segregated account, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with any bank that satisfies the standards set forth under "Cash Equivalents" or with any member firm of the National Association of Securities Dealers, Inc., or any affiliate of a member firm, which is a primary dealer in U.S. government securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be collateralized, and the Funds' Custodian will maintain custody of the purchased securities for the duration of the agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

  OPTIONS AND FUTURES TRANSACTIONS. Each Fund (other than Harbor Money Market
Fund) may buy and sell options contracts, financial futures contracts and options on futures contracts. Options and futures contracts are bought and sold to manage a Fund's exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. Each Fund (other than Harbor Money Market Fund) may purchase and sell options and futures based on securities, indices, or currencies (not permitted for Harbor Large Cap Value
Fund), including options and futures traded on foreign exchanges and options not traded on any exchange. Harbor Bond Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes.

  Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund's return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments, or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce income, gains or losses.

  A Fund will not engage in a transaction in futures or options on futures for nonhedging purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish nonhedging positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Funds' transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

  OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCY. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currency. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor International Fund II is not authorized to write options on currencies for speculative purposes. Harbor Money Market Fund is not authorized to engage in any options transactions. The aggregate value of premiums paid by a Fund for all options transactions may not exceed 20% of that Fund's net assets. Otherwise, a Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

  Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

  All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

  A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

  Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

  The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

  The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

  Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund, Harbor International Fund II and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Harbor Money Market Fund is not authorized to enter into futures contracts or engage in options transactions with respect to futures contracts. Otherwise, to seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

  Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

  Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

  Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

  A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

  If, in the opinion of the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

  When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

  On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

  Options on Futures Contracts. Except as noted above, under the caption "Futures Contracts and Options on Futures Contracts," a Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

  OTHER CONSIDERATIONS. A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts),the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

  To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company.

  Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

  While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

  Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. The only futures contracts available to hedge the Funds' portfolios are various futures on U.S. government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

  Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

  FOREIGN CURRENCY TRANSACTIONS. Each Fund, except Harbor Money Market Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates and Harbor Bond Fund and Harbor Short Duration Fund may also enter forward foreign currency exchange contracts for non-hedging purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

  A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

  When a Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of the relevant Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

  Harbor Bond Fund and Harbor Short Duration Fund may also engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund's Subadviser determines that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. Each of Harbor Bond Fund and Harbor Short Duration Fund may also purchase and sell forward contracts for non-hedging purposes when its Subadviser anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

  When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

  A Fund will only enter transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.

  A Fund will place cash which is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Fund's total assets which are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

  Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund's foreign assets.

  While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain which might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

  An issuer of fixed-income securities purchased by Harbor Bond Fund or Harbor Short Duration Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets."

  A Fund's activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

  CURRENCY SWAPS, MORTGAGE SWAPS AND INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Harbor Bond Fund and Harbor Short Duration Fund may enter into currency swaps for hedging purposes and may also enter into mortgage and interest rate swaps and interest rate caps and floors for hedging purposes or to seek to increase total return. These Funds may from time to time combine swaps with options. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

  These Funds will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.

  Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate floor, cap or collar are held in a segregated account consisting of cash or liquid assets, the Fund and the Subadviser believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund's borrowing restriction.

  These Funds will not enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either AA of A-1 or better by S&P or Aa or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by the Subadviser.

                            INVESTMENT RESTRICTIONS

  The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of
(1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.

  Harbor may not, on behalf of any Fund:

  (1) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  (2) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. Harbor Money Market Fund is not permitted to invest in reverse repurchase agreements and mortgage dollar rolls accounted for as a financing;

  (3) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund's investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

  (4) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). Harbor Money Market Fund may invest more than 25% of its total assets in the securities of domestic banks and bank holding companies, including certificates of deposit and bankers' acceptances;

  (5) issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Fund may issue shares of beneficial interest in multiple series or classes;

  (6) purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

  (7) generally may not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts which are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction;

  (8) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with such Fund's investment objectives and policies may be deemed to be loans; and

  (9) notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

  In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Fund have voluntarily adopted the following policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, a Fund may not:

          (a) purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

          (b) make short sales of securities, except as permitted under the Investment Company Act;

          (c) purchase or sell any put or call options or any combination thereof, except that a Fund may (i) purchase and sell or write options on any futures contracts into which it may enter, (ii) purchase put and call options on securities, on securities indexes and on currencies, (iii) write covered put and call options on securities, securities indices and on currencies, and (iv) engage in closing purchase transactions with respect to any put or call option purchased or written by a Fund, provided that the aggregate value of premiums paid by the Fund for all of such options shall not exceed 20% of that Fund's net assets;

          (d) acquire put and call options with a market value exceeding 5% of the value of a Fund's total assets;

          (e) invest more than 15% (10% in the case of Harbor Money Market Fund) of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

          (f) invest in other companies for the purpose of exercising control or management;

          (g) for purposes of fundamental investment restriction no. 4, telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.

                        SHAREHOLDER AND ACCOUNT POLICIES

CHECKWRITING FOR MONEY MARKET FUND

  Harbor Fund offers a Checkwriting Privilege for shareholders in the Money Market Fund only. The check is presented to State Street Bank and Trust Company (the "Bank") for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through the Bank except that they may not be certified and are payable upon review. Money market checks are not available on IRA accounts.

  There is no charge to you for redemptions by use of checks. If you elect this option, you are subject to the procedures, rules and regulations established by the Bank with respect to clearance and collection of checks. The Bank will not honor checks which are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in the Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you cannot close your account by check. This service may be terminated at any time by Harbor Fund or the Bank upon notice to you. Your cancelled checks will be returned monthly by the Bank.

REDEMPTIONS IN KIND


  Harbor Fund agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Fund reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either total or partial, by a redemption in kind of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund's net asset value per share. If you receive a redemption in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.


DISTRIBUTIONS

  Harbor Money Market Fund will declare a dividend of its net investment income (which is composed of dividends, if applicable, and interest less expenses) daily and distribute such dividend monthly. All other Funds will declare and distribute a dividend of its net investment income including, in the case of Harbor International Growth Fund, Harbor Global Equity Fund, Harbor International Fund II, Harbor International Fund, Harbor Bond Fund and Harbor Short Duration Fund, any net foreign exchange gains treated as ordinary income, if any, at least annually. Distributions reinvested in shares or paid in cash will be made shortly after the first business day of the month following declaration of the dividend.

  Each Fund will distribute at least annually on or about the close of the calendar year its net short-term and long-term capital gains, if any. Investors purchasing shares (other than shares of the Harbor Money Market Fund) just prior to a distribution should be aware that the share price at that time includes the amount of the forthcoming distribution, and the distribution will be taxable to them even though it represents a return of a portion of their investment.

  DISTRIBUTION OPTIONS. You must select one of the following options and may change your selection as often as desired by notifying the Shareholder Servicing Agent in writing:

Option A   --  Dividends and capital gain
               distributions reinvested. This option
               will be assigned if no other option
               is specified and is the only option
               for Systematic Withdrawal Plans.

Option B   --  Dividends in cash; capital gain
               distributions reinvested.

Option C   --  Dividends and capital gain
               distributions in cash.

Option D   --  Dividends and capital gains from one
               Harbor Fund invested in shares of
               another Harbor Fund of your choice.


  Under Option A, dividends, net of any required withholding taxes, will be reinvested in additional full and fractional shares of the same Fund at the net asset value determined at the close of business on the ex-dividend date. Under Options A and B, capital gain distributions, net of any required withholding taxes, will be reinvested in additional full and fractional shares of the same Fund at the net asset value determined at the close of business on the ex-dividend date. Under Option D, dividends and capital gain distributions, net of any required withholding taxes, will be invested in full and fractional shares of another Harbor Fund at the net asset value determined at the close of business on the payable date, which is the same as the ex-dividend date. Dividends are credited to your account on this date. For federal income tax purposes, dividends and capital gain distributions are taxable as described below under "Tax Information" whether paid in cash or reinvested under these options.


                             TRUSTEES AND OFFICERS

  The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of Harbor is set forth below.


                                                                                     NUMBER OF
                                 TERM OF                                           PORTFOLIOS IN
                                OFFICE AND                                         FUND COMPLEX
NAME, ADDRESS AND (AGE)         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY     OTHER DIRECTORSHIPS
POSITION(S) WITH FUND         TIME SERVED(1)       DURING PAST FIVE YEARS(2)          TRUSTEE         HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Howard P. Colhoun (66)                        Retired. General Partner, Emerging       14                   N/A
Trustee                       Since 1986      Growth Partners, L.P. (investing in
  14114 Mantua Mill Road                      small companies) (1982-1996);
  Glyndon, MD 21071                           Director, Storage U.S.A.
                                              (1995-Present); and Vice President
                                              and Director of Mutual Funds, T.
                                              Rowe Price Associates, Inc. (prior
                                              to 1982).
John P. Gould (63)                            Director of Unext.com                    14         Trustee of Dimensional
Trustee                       Since 1994      (1999-Present); President, Cardean                  Fund Advisors, Inc., 28
  332 S. Michigan Avenue                      University (1999-2001); Steven G.                   series (1986-Present);
  13th Floor                                  Rothmeier Professor (1996-Present)                  Trustee and Chairman
  Chicago, IL 60604                           and Distinguished Service Professor                 Pegasus Funds (1996-
                                              of Economics, Graduate School of                    1999); Trustee of First
                                              Business, University of Chicago                     Prairie Funds (1985-
                                              (1984-Present, on faculty since                     1996); and Trustee of
                                              1965); Trustee of Milwaukee Mutual                  Woodward Funds (1996).
                                              (1997-Present); and Principal and
                                              Executive Vice President of Lexecon
                                              Inc. (1994-Present).
Rodger F. Smith (61)                          Partner, Greenwich Associates (a         14                   N/A
Trustee                       Since 1987      business strategy, consulting and
  Office Park Eight                           research firm) (1975-Present); and
  Greenwich, CT 06830                         Director of Arlington Capital
                                              Management (C.I.) Limited
                                              (1992-Present).
--------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
David G. Van Hooser (55)                      Director and Chairman of the Board,      14                   N/A
Chairman and Trustee          Since 2000      Harbor Capital Advisors, Inc.
  One SeaGate                                 (2000-Present); Director, HCA
  Toledo, OH 43666                            Securities, Inc. (2000-Present);
                                              Director, Harbor Transfer, Inc.
                                              (2000-Present); Senior Vice
                                              President and Chief Financial
                                              Officer, Owens-Illinois, Inc.
                                              (1998-2001); and Senior Vice
                                              President and Director of Corporate
                                              Strategy, Owens-Illinois, Inc.
                                              (1996-1998).

                                                                                     NUMBER OF
                                 TERM OF                                           PORTFOLIOS IN
                                OFFICE AND                                         FUND COMPLEX
NAME, ADDRESS AND (AGE)         LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY     OTHER DIRECTORSHIPS
POSITION(S) WITH FUND         TIME SERVED(1)       DURING PAST FIVE YEARS(2)          TRUSTEE         HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
                                    INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
James M. Williams (54)                        Director and President                   N/A                  N/A
President                     Since 2000      (2000-Present) Harbor Capital
  One SeaGate                                 Advisors, Inc.; Director and
  Toledo, OH 43666                            President (2000-Present) HCA
                                              Securities, Inc.; Director
                                              (2000-Present) Harbor Transfer,
                                              Inc.; and Pension Asset Manager
                                              (1989-1999) Ford Motor Company.
Constance L. Souders (51)                     Senior Vice President,                   N/A                  N/A
Vice President                Since 1999      (1991-Present), Director of
Treasurer                     Since 1992      Administration (1997-Present),
  One SeaGate                                 Director and Secretary
  Toledo, OH 43666                            (1988-Present), Treasurer
                                              (1988-2000), Vice President
                                              (1988-1991) and Director of
                                              Accounting and Fiduciary Operations
                                              (1992-1996), Harbor Capital
                                              Advisors, Inc.; President
                                              (2000-Present), Director
                                              (1991-Present) and Vice President,
                                              Secretary, and Treasurer
                                              (1992-2000), Harbor Transfer, Inc.;
                                              and Vice President and Secretary
                                              (2000-Present) and Director
                                              (1989-Present), HCA Securities,
                                              Inc.
Karen B. Wasil (49)                           Assistant Secretary (1997-Present),      N/A                  N/A
Secretary                     Since 1999      Director (1999-2000) and Regulatory
  One SeaGate                                 and Legal Compliance Manager
  Toledo, OH 43666                            (1995-Present), Harbor Capital
                                              Advisors, Inc.; Secretary
                                              (2000-Present) Director
                                              (1999-2000), Harbor Transfer, Inc.;
                                              and Director (1999-2000), HCA
                                              Securities, Inc.

-------------------------
(1) Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.
(2) On June 7, 2001, a wholly-owned subsidiary of Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of the predecessor adviser to Harbor Fund, also named "Harbor Capital Advisors, Inc." That wholly owned subsidiary of Robeco Groep N.V. assumed the name "Harbor Capital Advisors, Inc." as part of the acquisition. Another subsidiary of Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of liabilities of Harbor Transfer, Inc. and assumed the name "Harbor Transfer, Inc." On September 20, 2001, a wholly-owned subsidiary of Robeco Groep, N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of HCA Securities, Inc. and assumed the name "HCA Securities, Inc." Accordingly, for periods prior to June 7, 2001 with respect to Harbor Capital Advisors, Inc. and Harbor Transfer, Inc. and for periods prior to September 20, 2001 with respect to HCA Securities, Inc., employment with Harbor Capital Advisors, Inc., Harbor Transfer, Inc. and HCA Securities, Inc. refers to employment with the predecessor entities.

  Messrs. Colhoun, Gould and Smith serve on the audit committee and the nominating committee. The functions of the audit committee include recommending independent auditors to the Trustees, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The nominating committee is responsible for the selection and nomination of candidates to serve as Disinterested Trustees. The nominating committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing within a reasonable time before any meeting. The valuation committee is comprised of David G. Van Hooser, James M. Williams, Constance L. Souders and Karen B. Wasil. The functions of the valuation committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary.

  During the most recently completed fiscal year for Harbor Fund, the Board of Trustees held five meetings, the valuation committee held two meetings, the audit committee held two meetings and the nominating committee did not hold a meeting. All of the current Trustees and committee members then serving attended 100% of the meetings of the Board of Trustees and applicable committees, if any, held during the Harbor Fund's most recently completed fiscal year. The Board of Trustees does not have a compensation committee.

                           TRUSTEE COMPENSATION TABLE
                             AS OF OCTOBER 31, 2001

                                                                                      PENSION OR
                                                                                      RETIREMENT               TOTAL
                                                                AGGREGATE          BENEFITS ACCRUED         COMPENSATION
                                                              COMPENSATION         AS PART OF FUND        FROM REGISTRANT
NAME OF PERSON, POSITION                                     FROM REGISTRANT           EXPENSES           PAID TO TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
David G. Van Hooser, Chairman and Trustee................         -0-                    -0-                   -0-
Howard P. Colhoun, Trustee...............................        $60,000                 -0-                  $60,000
John P. Gould, Trustee...................................        $60,000                 -0-                  $60,000
Rodger F. Smith, Trustee.................................        $60,000                 -0-                  $60,000
--------------------------------------------------------------------------------------------------------------------------


  As of July 15, 2002, the Trustees and Officers of Harbor Fund as a group owned more than 1% of the outstanding shares of beneficial interest of Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor Short Duration Fund, and Harbor Money Market Fund and less than 1% of the outstanding shares of beneficial interest of each of the other Funds. The equity securities beneficially owned by the Trustees as of July 15, 2002 are as follows:



                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                               SECURITIES IN ALL REGISTERED
                                                                             INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES IN HARBOR FUND     TRUSTEE IN HARBOR FUND FAMILY
-------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Howard P. Colhoun      Harbor Capital Appreciation Fund    Over $100,000              Over $100,000
                       Harbor Growth Fund                $10,001 - $50,000
                       Harbor Large Cap Value Fund         Over $100,000
                       Harbor Small Cap Growth Fund        Over $100,000
                       Harbor International Fund           Over $100,000
                       Harbor International Fund II        Over $100,000
John P. Gould          Harbor Capital Appreciation Fund  $50,001 - $100,000           Over $100,000
                       Harbor Growth Fund                   $1 - $10,001
                       Harbor Large Cap Value Fund       $10,001 - $50,000
Rodger F. Smith        Harbor Capital Appreciation Fund    Over $100,000              Over $100,000
                       Harbor Growth Fund                  Over $100,000
                       Harbor Large Cap Value Fund         Over $100,000
                       Harbor Small Cap Value Fund         Over $100,000
                       Harbor Mid Cap Growth Fund        $10,001 - $50,000
                       Harbor Small Cap Growth Fund      $50,001 - $100,000
                       Harbor International Fund           Over $100,000
                       Harbor International Fund II      $10,001 - $50,000
                       Harbor International Growth Fund    Over $100,000
-------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
David G. Van Hooser    Harbor Capital Appreciation Fund  $10,001 - $50,000            Over $100,000
                       Harbor Mid Cap Growth Fund        $10,001 - $50,000
                       Harbor Growth Fund                   $1 - $10,000
                       Harbor Small Cap Growth Fund      $10,001 - $50,000
                       Harbor Large Cap Value Fund       $10,001 - $50,000
                       Harbor Mid Cap Value Fund            $1 - $10,000
                       Harbor Small Cap Value Fund          $1 - $10,001
                       Harbor International Fund         $10,001 - $50,000
                       Harbor International Fund II         $1 - $10,000
                       Harbor International Growth Fund  $10,001 - $50,000
                       Harbor Global Equity Fund         $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------

  MATERIAL RELATIONSHIPS OF THE DISINTERESTED TRUSTEES. For purposes of the discussion below, the italicized terms have the following meanings:

  - the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

  - an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, the Robeco Groep, N.V. ("Robeco") is an entity that is in a control relationship with Harbor Capital Advisors, Inc. (the "Adviser").

  - a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which HCA Securities, Inc. ("HCA") or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Fund include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser's affiliates.

  As of December 31, 2001, none of the Disinterested Trustees, nor any of the members of their immediate family, beneficially own any securities issued by the Adviser, Robeco or any other entity in a control relationship to the Adviser or HCA. During the calendar years 2000 and 2001, none of the Disinterested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Adviser, Robeco, or any other entity in a control relationship to the Adviser or HCA. During the calendar years 2000 and 2001, none of the Disinterested Trustees, nor any member of their immediately family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund related party");

  - a Harbor Fund;

  - an officer of Harbor Fund;

  - a related fund;

  - an officer of any related fund;

  - the Adviser;

  - HCA;

  - an officer of the Adviser or HCA;

  - any affiliate of the Adviser or HCA; or

  - an officer of any such affiliate.

  During the calendar years 2000 and 2001, none of the Disinterested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeded $60,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payments for property and services,
(ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting service.

  During the calendar years 2000 and 2001, none of the Disinterested Trustees, nor any member of their immediate family members, serve as a member of a board of directors on which an officer of any of the following entities also serves as a director:

  - the Adviser;

  - HCA;

  - Robeco; or

  - Any other entity in a control relationship with the Adviser or HCA;

  During the calendar years 2000 and 2001, none of the Disinterested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

  - Harbor Fund

  - any related fund;

  - the Adviser

  - HCA;

  - any affiliated person of Harbor Fund;

  - Robeco; or

  - any other entity in a control relationship to Harbor Fund.

                   THE ADVISER, SUBADVISERS, DISTRIBUTOR AND
                          SHAREHOLDER SERVICING AGENT

  THE ADVISER. Harbor Capital Advisors, Inc., a Delaware corporation, is the investment adviser (the "Adviser") for each Fund. The Adviser is responsible for managing each Fund's assets or overseeing the management of each Fund by one or more subadvisers (each, a "Subadviser"). Harbor Fund, on behalf of each Fund, has entered into separate investment advisory agreements (each, an "Investment Advisory Agreement") each of which provides that the Adviser shall provide the Fund with investment research, advice and supervision and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all personnel of Harbor Fund except the fees and expenses of Trustees not affiliated with the Adviser or a Subadviser, office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses.

  FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS. The Investment Company Act requires that each Investment Advisory Agreement be approved by the Board of Trustees and also by a majority of the Disinterested Trustees voting separately and by shareholders of the Fund. In connection with the acquisition of substantially all of the assets and assumption of substantially all of the liabilities of the predecessor adviser by the Adviser (the "Transaction"), the Trustees approved new Investment Advisory Agreements between Harbor Fund, on behalf of each Fund (except those Funds that commenced operations after such special meeting), and the Adviser at a special meeting held on March 23, 2001. At that meeting, the Trustees, including all of the Disinterested Trustees voting separately, determined that the terms of each Investment Advisory Agreement were fair and reasonable and approved each Investment Advisory Agreement as being in the best interests of the respective Funds.


  In evaluating each Investment Advisory Agreement, the Trustees reviewed materials furnished by the predecessor adviser, the predecessor adviser's former parent company, and Robeco, including information regarding the Adviser and Robeco, and their respective affiliates, personnel, operations and financial condition. The Trustees also reviewed the terms of the acquisition and its possible effects on the Funds and their shareholders. The Trustees received Robeco's financial statements and considered whether Robeco would have access to sufficient capital to support the future growth of the Adviser. The Trustees also discussed with Robeco its plans to retain the predecessor adviser's management team and employees following the Transaction. The Trustees visited the headquarters of Robeco in The Netherlands and spent time with senior officers of Robeco to discuss their investment philosophy, to review first-hand their operations and to analyze their goals for the Adviser and Harbor Fund. The Trustees were impressed by Robeco's approach to investing and their ongoing commitment of resources to investment research and systems in recognition that the dedication of these resources is an important component of the investment process. After their meeting in The Netherlands, the Trustees then held separate meetings on February 25 and February 26, 2001 to further discuss the ramifications of the Transaction. During the entire evaluation process, the Trustees were advised by counsel.


  The Trustees concluded that the capacity of the Adviser to provide investment advisory and other services to the Funds would be enhanced by the resources of Robeco, although there could be no assurance as to any particular benefits that may result. In making their recommendation, the Trustees deemed it especially important that Robeco unconditionally approved the continued use of Subadvisers for the Funds. Furthermore, the Trustees viewed favorably that Robeco represented that the Adviser would continue to make recommendations to the Board of Trustees regarding the hiring, termination and replacement of the Subadviser based solely on merit. The Trustees also recognized Robeco's efforts to retain employees of the predecessor adviser by creating a pool for retention bonuses. Finally, the Trustees believed that the fees to be paid to the Adviser by the Funds under the new Investment Advisory Agreements were fair and reasonable and identical to the fees payable to the predecessor adviser under the prior investment advisory agreements.

  Each Investment Advisory Agreement and Subadvisory Contract remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually in the manner prescribed in the Investment Company Act and the rules and regulations thereunder, subject however, to such exemptions as may be granted by the Securities and Exchange Commission by any rule, regulation or order. The Investment Advisory Agreements and Subadvisory Contracts provide that the Adviser and Subadvisers shall not be liable to a Fund (or the Adviser, in the case of the Subadvisory Contracts) for any error of judgment by the Adviser or Subadviser or for any loss sustained by the Fund except in the case of the Adviser's or Subadviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Investment Advisory Agreement and Subadvisory Contract also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' or less written notice. The Adviser has authorized each of its directors, officers and employees who has been elected or appointed as a Trustee or officer of Harbor Fund to serve in the capacities in which he/she has been elected or appointed. No person other than the Adviser, the Subadvisers and their respective directors and employees regularly furnishes advice to the Funds with respect to the desirability of a Fund's investing in, purchasing or selling securities.

  For its services, each Fund pays the Adviser an advisory fee which is a stated percentage of the Fund's average annual net assets. The table below sets forth for each Fund the advisory fee rate, the fees paid to the adviser for the past three fiscal years and the effect of any expense limitation in effect for the past three fiscal years which reduced the advisory fee paid.

                                                                                          FEE PAID FOR YEAR ENDED
                                                                                                OCTOBER 31
                                                              ADVISORY FEE          -----------------------------------
                                                              % OF AVERAGE                   ($ IN THOUSANDS)
FUND                                                        ANNUAL NET ASSETS        2001          2000*         1999*
-----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY
Harbor Capital Appreciation Fund.........................         0.60%             $43,124       $53,081       $32,770

Harbor Mid Cap Growth Fund(a)............................         0.75                   67           N/A           N/A
  (Credit due to expense limitation).....................                               (18)

Harbor Growth Fund.......................................         0.75                1,333         1,926           796

Harbor Small Cap Growth Fund(a)..........................         0.75                   73           N/A           N/A
  (Credit due to expense limitation).....................                               (20)

Harbor Large Cap Value Fund..............................         0.60                  804           881         1,021

Harbor Mid Cap Value Fund(b).............................         0.75                  N/A           N/A           N/A

Harbor Small Cap Value Fund(c)...........................         0.75                  N/A           N/A           N/A

INTERNATIONAL EQUITY
Harbor International Fund................................         0.85               37,347        45,279        45,317
  (Credit due to expense limitation).....................                            (2,576)       (3,396)       (3,330)

Harbor International Fund II.............................         0.75                  783           955           875
  (Credit due to expense limitation).....................                              (101)         (129)         (114)

Harbor International Growth Fund.........................         0.75                5,850        11,241        10,025

Harbor Global Equity Fund(d).............................         0.75                   37(e)        N/A           N/A
  (Credit due to expense limitation).....................                               (10)(e)

FIXED INCOME
Harbor Bond Fund.........................................         0.70                6,252         4,441         3,973
  (Credit due to expense limitation).....................                            (1,960)       (1,334)       (1,187)

Harbor Short Duration Fund...............................         0.40                  421           725           830
  (Credit due to expense limitation).....................                              (210)         (361)         (414)

Harbor Money Market Fund.................................         0.30                  430           299           284
  (Credit due to expense limitation).....................                              (172)         (120)         (114)


-------------------------
(a) Commenced operations on November 1, 2000.
(b) Commenced operations on March 1, 2002.
(c) Commenced operations on December 14, 2001.
(d) Commenced operations on February 1, 2001.
(e) For the period February 1, 2001 through October 31, 2001.
 *  Fees paid by predecessor adviser.
--------------------------------------------------------------------------------

  THE SUBADVISERS. The Adviser has engaged the services of several subadvisers (each, a "Subadviser") to assist with the portfolio management of each Fund. The Subadvisers are:

HARBOR CAPITAL APPRECIATION FUND
     Jennison Associates LLC

HARBOR MID CAP GROWTH FUND
     Wall Street Associates

HARBOR GROWTH FUND
     Emerging Growth Advisors, Inc.

HARBOR SMALL CAP GROWTH FUND
     Westfield Capital Management Company, LLC

HARBOR LARGE CAP VALUE FUND
     Armstrong Shaw Associates, Inc.

HARBOR MID CAP VALUE FUND
     Dalton, Greiner, Hartman, Maher & Co.

HARBOR SMALL CAP VALUE FUND
     EARNEST Partners LLC

HARBOR INTERNATIONAL FUND

HARBOR INTERNATIONAL FUND II

     Northern Cross Investments Limited


HARBOR INTERNATIONAL GROWTH FUND

     Mastholm Asset Management LLC

HARBOR GLOBAL EQUITY FUND
     BPI Global Asset Management LLP

HARBOR BOND FUND
     Pacific Investment Management Company LLC
HARBOR SHORT DURATION FUND
HARBOR MONEY MARKET FUND
     Fischer Francis Trees & Watts, Inc.

Additional information about the Subadvisers is set forth in the Prospectus.

  The Adviser pays each Subadviser out of its own resources; the Funds have no obligation to pay the Subadvisers. Each Subadviser has entered into a subadvisory agreement (each, a "Subadvisory Contract") with the Adviser and Harbor Fund, on behalf of each Fund. Each Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund's portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund's assets are held uninvested. Each Subadviser is responsible to bear its own costs of providing services to the respective Fund. Each Subadviser's subadvisory fee rate is based on a stated percentage of the Fund's average annual net assets. The fees paid by the Adviser to the Subadviser for the past three years are set forth in the table below.

                                                               FEE PAID BY THE ADVISER TO SUBADVISER
                                                                     FOR YEAR ENDED OCTOBER 31
                                                              ---------------------------------------
                                                                         ($ IN THOUSANDS)
FUND                                                            2001          2000*         1999*
-----------------------------------------------------------------------------------------------------
DOMESTIC EQUITY
Harbor Capital Appreciation Fund............................    $15,615       $20,165       $11,574
Harbor Mid Cap Growth Fund(a)...............................         50           N/A           N/A
Harbor Growth Fund..........................................        904         1,370           594
Harbor Small Cap Growth Fund(a).............................         73           N/A           N/A
Harbor Large Cap Value Fund
  Armstrong Shaw............................................         47(e)        N/A           N/A
  DRZ.......................................................        288(f)        318           378
  Richards & Tierney........................................         83(f)        111           115
Harbor Mid Cap Value Fund(b)................................        N/A           N/A           N/A
Harbor Small Cap Value Fund(c)..............................        N/A           N/A           N/A
INTERNATIONAL EQUITY
Harbor International Fund...................................     23,678        28,331        28,648
Harbor International Fund II................................        517           635           587
Harbor International Growth Fund
  Mastholm..................................................        N/A           N/A           N/A
  Jennison..................................................      3,729         7,369         6,714
Harbor Global Equity Fund(d)................................         19           N/A           N/A
FIXED INCOME
Harbor Bond Fund............................................      2,351         1,669         1,510
Harbor Short Duration Fund..................................        157           250           319
Harbor Money Market Fund....................................        218           145           145

-------------------------
(a) Commenced operations on November 1, 2000.
(b) Commenced operations on March 1, 2002.
(c) Commenced operations on December 14, 2001.
(d) Commenced operations on February 1, 2001.
(e) For the period September 20, 2001 through October 31, 2001.
(f) For the period November 1, 2000 through September 19, 2001.
 *  Fees paid by predecessor adviser.
--------------------------------------------------------------------------------

  OTHER INFORMATION. The Adviser is an indirect, wholly-owned subsidiary of Robeco. Robeco is the holding company for 100% of the shares of Robeco International B.V. and Robeco Nederland B.V. ("Robeco Nederland") (collectively referred to as the "Robeco Group"). Cooperatieve Centrale
Raiffeisen-Boerenleenbank B.A. owns 100% of the shares of Robeco. Robeco is headquartered in Rotterdam, The Netherlands.

  Robeco is active in various areas of investment management. It currently provides investment management services to a large number of segregated accounts and a range of institutional funds as well as to a variety of retail mutual funds, most of which are listed on the major European stock exchanges. Robeco operates primarily outside of the United States, although it currently holds full ownership interests in two U.S. investment advisers. These U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts.

  DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT. HCA Securities, Inc. (the "Distributor") acts as the principal underwriter and distributor of each Fund's shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. David G. Van Hooser, James M. Williams and Constance L. Souders are Directors of the Distributor. Mr. Williams is President and Ms. Souders is Vice President and Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly owned subsidiary of the Adviser.

  Harbor Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Fund's behalf. Harbor Fund is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker's authorized designee, receives the order prior to the close of regular trading on the New York Stock Exchange. Shareholders' orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker's authorized designee.


  Harbor Transfer, Inc. (the "Shareholder Servicing Agent") acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Funds. Its mailing address is P.O. Box 10048, Toledo, Ohio 43699-0048. The Shareholder Servicing Agent is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser, James M. Williams and Constance L. Souders are Directors of the Shareholder Servicing Agent. Constance L. Souders is President and Karen B. Wasil is Secretary of the Shareholder Servicing Agent. The Shareholder Servicing Agreement has been approved by the Trustees of the Fund and provides for compensation in the following amounts per class of each Fund:



SHARE CLASS                            FEES
----------------------------------------------------------
Institutional            0.525% of the average daily net
  Class..............    assets of all Investor Class
                         shares.
Retirement Class.....    0.525% of the average daily net
                         assets of all Investor Class
                         shares.
Investor Class.......    0.2325% of the average daily net
                         assets of all Investor Class
                         shares.



  The Fund, directly or indirectly through arrangements with the Shareholder Servicing Agent, may pay fees to unaffiliated third parties that provide sub-transfer agent and sub-accounting services to Investor Class shareholders who beneficially own interests in the Fund, such as participants in retirement plans and shareholders who invest through other financial intermediaries. In these cases, the Fund will not pay fees to these unaffiliated third parties in amounts which would be greater than the costs which would be incurred if the Shareholder Servicing Agent were to perform those services on behalf of the shareholders itself.



DISTRIBUTION PLANS



  The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Retirement Class shares and Investor Class shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays HCA Securities compensation at the annual rate of up to 0.25% of the average daily net assets of Retirement Class shares and of Investor Class shares.



  All of the Plans compensate HCA Securities for the purpose of financing any activity which is primarily intended to result in the sale of Retirement and Investor Class shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for (other than existing shareholders) prospective shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.



  Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by HCA Securities on behalf of each Fund. The Plans do not obligate the Funds to reimburse HCA Securities for the actual expenses HCA Securities may incur in fulfilling its obligations under the Plans. Thus, even if HCA Securities' actual expenses exceed the fee payable to HCA Securities at any given time, the Funds will not be obligated to pay more than that fee. If HCA Securities' expenses are less than the fee it receives, HCA Securities will retain the full amount of the fee.



  HCA Securities may from time to time waive or reduce any portion of its 12b-1 fee for Retirement Class shares and Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, HCA Securities will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.



  Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. HCA Securities does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of HCA Securities.



  Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Retirement Class shares and Investor Class shares, respectively. Expense incurred by HCA Securities under the Plans may not be carried forward for reimbursement by the Retirement Class shares or Investor Class shares of a Fund beyond 12 months from the date such expenses were incurred.



  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").



  As required by Rule 12b-1, the Plans and related forms of shareholder service agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.



  The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.



  Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.



  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.



  CODE OF ETHICS. Harbor Fund, the Adviser, the Distributor and each Subadviser have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees ("Access Persons") who have access to information concerning portfolio securities transactions of Harbor Fund from using that information for their personal benefit or to the disadvantage of Harbor Fund. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by

Harbor Fund, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as open-end mutual fund shares and money market instruments). Each of the codes of ethics are on public file with and are available from the Securities and Exchange Commission.

  Because each Subadviser is an entity not otherwise affiliated with Harbor Fund or the Adviser, the Adviser has delegated responsibility for monitoring the personal trading activities of the Subadviser's personnel to each Subadviser. Each Subadviser provides Harbor Fund's Board of Trustees with a quarterly certification of the Subadviser's compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.

                             PORTFOLIO TRANSACTIONS

  The Subadvisers are responsible for making specific decisions to buy and sell securities for the respective Funds that they manage. They are also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers' charges.

  Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

  The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser and each Subadviser attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

  Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or a Subadviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser or the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser or the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's or Subadviser's overall responsibilities to the Funds or to its other clients. The term "brokerage and research services' includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

  Although commissions paid on every transaction will, in the judgment of the Adviser or the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser's or Subadviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

  Research provided by brokers is used for the benefit of all of the clients of the Adviser or a Subadviser and not solely or necessarily for the benefit of the Funds. The Adviser's and each Subadviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser or a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.

  In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Adviser or a Subadviser. Investment decisions for a

Fund and for the Adviser's or Subadviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

  The investment advisory fee that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's or Subadviser's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or a Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or a Subadviser in carrying out its obligations to the Funds.

  As of October 31, 2001, the following securities ($000s) of regular brokers or dealers, or their parents, with which the Funds regularly conduct business were held by:

- HARBOR CAPITAL APPRECIATION FUND -- the securities of Morgan, Stanley, Dean Witter & Co. were valued at $71,973; the securities of Citigroup Inc. were valued at $247,300; the securities of Goldman Sachs Group Inc. were valued at $78,332; and the securities of Merrill Lynch & Co. Inc. were valued at $47,552.

- HARBOR LARGE CAP VALUE FUND -- the securities of Citigroup were valued at $4,862.

- HARBOR INTERNATIONAL FUND -- the securities of ABN Amro Holdings NV, an affiliate of ABN Amro, were valued at $68,815; the securities of BNP Paribas, an affiliate of BNP Capital Markets, were valued at $52,681; the securities of Credit Suisse Group, an affiliate of CS First Boston, were valued at $24,171; the securities of Deutsche Bank AG were valued at $41,837; the securities of UBS AG, an affiliate of UBS Warburg, were valued at $65,112; and the securities of ING Groep NV, an affiliate of ING Baring, were valued at $79,676.

- HARBOR INTERNATIONAL FUND II -- the securities of ABN Amro Holdings NV, an affiliate of ABN Amro, were valued at $1,575; the securities of BNP Paribas, an affiliate of BNP Capital Markets, were valued at $4,578; the securities of Deutsche Bank AG were valued at $1,863; the securities of UBS AG, an affiliate of UBS Warburg, were valued at $1,876; and the securities of ING Groep NV, an affiliate of ING Barings, were valued at $2,427.

- HARBOR GLOBAL EQUITY FUND -- the securities of Bank of America Corp. were valued at $83; the securities of HSBC Holdings were valued at $74; the securities of UBS AG, an affiliate of UBS Warburg, were valued at $59; the securities of Citigroup Inc. were valued at $182; the securities of Goldman Sachs Group Inc. were valued at $31; the securities of Merrill Lynch & Co. Inc. were valued at $13; and the securities of Nomura Securities Co. Ltd. were valued at $39.

- HARBOR BOND FUND -- the securities of Credit Suisse First Boston, an affiliate of CS First Boston, were valued at $25,181; the securities of Solomon Smith Barney Holdings, were valued at $5,372; the securities of Morgan, Stanley, Dean Witter & Co. were valued at $10,069; the securities of Merrill Lynch & Co. Inc. were valued at $12,433 and the securities of Bear Stearns were valued at $14,695.

- HARBOR MONEY MARKET FUND -- the securities of ABN Amro North America were valued at $6,004; the securities of Barclays Bank plc were valued at $1,999; the securities of Chase Manhattan Bank were valued at $6,500; the securities of Morgan Stanley Group, Inc. were valued at $2,292; the securities of Toronto Dominion Bank were valued at $7,000; the securities of Societe Generale North America Inc. were valued at $5,972; the securities of State Street Corp. were valued at $7,000; and the securities of UBS Finance Inc. were valued at $6,000.

  The Funds did not engage in any transactions through affiliated brokers during the past three fiscal years.

  Harbor Money Market Fund paid no brokerage commissions during the past three fiscal years.

  For the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, each of the following Funds paid brokerage commissions as follows ($ in thousands):

                                                                 TOTAL BROKERAGE
                                                                COMMISSIONS PAID        TOTAL BROKERAGE COMMISSIONS PAID
                                                            -------------------------   TO BROKERS WHO PROVIDED RESEARCH
                          FUND                               2001      2000     1999         YEAR ENDED 10/31/2001
------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY
Harbor Capital Appreciation Fund........................    $12,515   $9,175   $5,450                $1,681
Harbor Mid Cap Growth Fund(a)...........................         19      N/A      N/A                    16
Harbor Growth Fund......................................         56       93       31                    29
Harbor Small Cap Growth Fund(a).........................         24      N/A      N/A                     2
Harbor Large Cap Value Fund.............................        424      393      485                    95
Harbor Mid Cap Value Fund(b)............................        N/A      N/A      N/A                   N/A
Harbor Small Cap Value Fund(c)..........................        N/A      N/A      N/A                   N/A
INTERNATIONAL EQUITY
Harbor International Fund...............................      2,272    1,989    1,797                 2,272
Harbor International Fund II............................        189      433      410                   189
Harbor International Growth Fund........................      2,969    6,843    3,636                 2,597
Harbor Global Equity Fund(d)............................         29      N/A      N/A                     7
FIXED INCOME
Harbor Bond Fund........................................        279      113       89                     5
Harbor Short Duration Fund..............................         24       42       26                   -0-

-------------------------
(a) Commenced operations on November 1, 2000.
(b) Commenced operations on March 1, 2002.
(c) Commenced operations on December 14, 2001.
(d) Commenced operations on February 1, 2001.
--------------------------------------------------------------------------------

                                NET ASSET VALUE

  The net asset value per share of each Fund is determined by the Funds' Custodian after the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern time) on each day when the New York Stock Exchange is open for trading. If the Exchange closes early, determination of net asset value will be accelerated to that time. The New York Stock Exchange is generally closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Portfolio securities of each Fund, except Harbor Money Market Fund, are valued as follows: (a) stocks which are traded on any U.S. stock exchange or the National Association of Securities Dealers NASDAQ System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day or, if no sale occurs, at the mean between the closing bid and closing asked price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and the asked prices; (c) securities listed or traded on foreign exchanges (including foreign exchanges whose operations are similar to the U.S. over-the-counter market) are valued at the last sale price on that exchange on the valuation day or, if no sale occurs, at the official bid price (both the last sale price and the official bid price are determined as of the close of the London Stock Exchange); (d) debt securities are valued at prices supplied by a pricing agent selected by the Adviser or Subadviser, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser or Subadviser to be representative of market values at the close of business of the New York Stock Exchange; (e) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (f) forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers; and (g) all other securities and other assets, including debt securities, for which prices are supplied by a pricing agent but are not deemed by the Adviser or Subadviser to be representative of market values, or for which prices are not available, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotation is available, are valued at fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. Money market instruments held by the Funds with a remaining maturity of 60 days or less will be valued by the amortized cost method.

  Portfolio securities of Harbor Money Market Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price Harbor Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of Harbor Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by Harbor Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Harbor Money Market Fund would be able to obtain a somewhat higher yield if he or she purchased shares of Harbor Money Market Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in Harbor Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

  Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the regular trading on the New York Stock Exchange will not be reflected in the Funds' calculation of net asset values unless the Fund's valuation committee deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

  The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Fund. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                       PERFORMANCE AND YIELD INFORMATION

  From time to time, quotations of Harbor Money Market Fund's "yield" and "effective yield" may be included in advertisements and communications to shareholders. These performance figures are calculated in the following manner:

          A. YIELD--the net annualized yield based on a specified 7-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of Harbor Money Market Fund for the seven-day period ended October 31, 2001 was 2.46%.

          B. EFFECTIVE YIELD--the net annualized yield for a specified 7-calendar day period assuming a reinvestment of dividends (compounding). Effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7] -
     1. The effective yield of Harbor Money Market Fund for the seven-day period ended October 31, 2001 was 2.49%.

  As described above, yield and effective yield are based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.



  The average annual total return of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price (i.e., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.



  The performance of the retirement class and investor class shares are based upon the performance of the respective fund's institutional class shares and adjusted to reflect higher fees and expenses. The total returns for each Fund, including after-tax total returns, for the one-year period, five-year period, ten-year period or life of fund to October 31, 2001, were as follows:



                                                                                         10-YEARS
                                                                                         OR SINCE
FUND                                                          1-YEAR      5-YEARS      INCEPTION(A)
---------------------------------------------------------------------------------------------------
                                          DOMESTIC EQUITY
HARBOR CAPITAL APPRECIATION FUND
Institutional Class
  Return Before Taxes.......................................  -35.23%      11.15%          14.42%
  Return After Taxes on Distributions.......................  -37.22        8.73           12.27
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................  -18.66        9.30           11.88
Retirement Class
  Return Before Taxes.......................................  -35.39       10.88           14.13
Investor Class
  Return Before Taxes.......................................  -35.51       10.68           13.93
HARBOR MID CAP GROWTH FUND
Institutional Class
  Return Before Taxes.......................................  -43.60         N/A          -43.60
  Return After Taxes on Distributions.......................  -43.60         N/A          -43.60
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................  -26.55         N/A          -26.55
Retirement Class
  Return Before Taxes.......................................  -43.74         N/A          -43.74
Investor Class
  Return Before Taxes.......................................  -43.84         N/A          -43.84
HARBOR GROWTH FUND
Institutional Class
  Return Before Taxes.......................................  -53.96        5.12            7.11
  Return After Taxes on Distributions.......................  -54.76        1.62            4.06
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................  -31.33        3.64            4.99
Retirement Class
  Return Before Taxes.......................................  -54.08        4.86            6.84
Investor Class
  Return Before Taxes.......................................  -54.16        4.67            6.65

                                                                                         10-YEARS
                                                                                         OR SINCE
FUND                                                          1-YEAR      5-YEARS      INCEPTION(A)
---------------------------------------------------------------------------------------------------
                                   DOMESTIC EQUITY -- CONTINUED
HARBOR SMALL CAP GROWTH FUND
Institutional Class
  Return Before Taxes.......................................   -2.80%        N/A           -2.80%
  Return After Taxes on Distributions.......................   -2.80         N/A           -2.80
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................   -1.71         N/A           -1.71
Retirement Class
  Return Before Taxes.......................................   -3.04         N/A           -3.04
Investor Class
  Return Before Taxes.......................................   -3.22         N/A           -3.22
HARBOR LARGE CAP VALUE FUND
Institutional Class
  Return Before Taxes.......................................   -3.20        9.84%          11.58
  Return After Taxes on Distributions.......................   -4.42        4.92            7.52
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................   -1.94        5.69            7.61
Retirement Class
  Return Before Taxes.......................................   -3.44        9.57           11.31
Investor Class
  Return Before Taxes.......................................   -3.62        9.37           11.11
HARBOR MID CAP VALUE FUND(B)
Institutional Class
  Return Before Taxes.......................................     N/A         N/A             N/A
  Return After Taxes on Distributions.......................     N/A         N/A             N/A
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     N/A         N/A             N/A
Retirement Class
  Return Before Taxes.......................................     N/A         N/A             N/A
Investor Class
  Return Before Taxes.......................................     N/A         N/A             N/A
HARBOR SMALL CAP VALUE FUND(C)
Institutional Class
  Return Before Taxes.......................................     N/A         N/A             N/A
  Return After Taxes on Distributions.......................     N/A         N/A             N/A
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     N/A         N/A             N/A
Retirement Class
  Return Before Taxes.......................................     N/A         N/A             N/A
Investor Class
  Return Before Taxes.......................................     N/A         N/A             N/A
                                       INTERNATIONAL EQUITY
HARBOR INTERNATIONAL FUND
Institutional Class
  Return Before Taxes.......................................  -16.40        5.59            9.97
  Return After Taxes on Distributions.......................  -18.50        3.88            8.75
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................   -7.71        4.47            8.26
Retirement Class
  Return Before Taxes.......................................  -16.60        5.33            9.70
Investor Class
  Return Before Taxes.......................................  -16.76        5.14            9.50
HARBOR INTERNATIONAL FUND II
Institutional Class
  Return Before Taxes.......................................  -25.22        2.96            3.60
  Return After Taxes on Distributions.......................  -26.69        1.81            2.54
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................  -14.56        2.19            2.73

                                                                                         10-YEARS
                                                                                         OR SINCE
FUND                                                          1-YEAR      5-YEARS      INCEPTION(A)
---------------------------------------------------------------------------------------------------
                                 INTERNATIONAL EQUITY -- CONTINUED
wHARBOR INTERNATIONAL GROWTH FUND
Institutional Class
  Return Before Taxes.......................................  -45.53%      -6.06%           1.67%
  Return After Taxes on Distributions.......................  -47.37       -7.38            0.71
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................  -25.96       -4.28            1.65
Retirement Class
  Return Before Taxes.......................................  -45.66       -6.30            1.42
Investor Class
  Return Before Taxes.......................................  -45.76       -6.47            1.23
HARBOR GLOBAL EQUITY FUND(D)
Institutional Class
  Return Before Taxes.......................................     N/A         N/A          -26.10
  Return After Taxes on Distributions.......................     N/A         N/A          -26.10
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     N/A         N/A          -15.89
Retirement Class
  Return Before Taxes.......................................     N/A         N/A          -26.24
Investor Class
  Return Before Taxes.......................................     N/A         N/A          -26.34
                                           FIXED INCOME
HARBOR BOND FUND
Institutional Class
  Return Before Taxes.......................................   15.35        8.39            8.60
  Return After Taxes on Distributions.......................   13.18        5.72            5.71
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................    9.37        5.43            5.54
Retirement Class
  Return Before Taxes.......................................   15.06        8.12            8.33
Investor Class
  Return Before Taxes.......................................   14.85        7.92            8.13
HARBOR SHORT DURATION FUND
Institutional Class
  Return Before Taxes.......................................    7.73        5.97            5.62
  Return After Taxes on Distributions.......................    5.50        3.48            2.85
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................    4.66        3.51            3.07
Retirement Class
  Return Before Taxes.......................................    7.47        5.71            5.36
HARBOR MONEY MARKET FUND
Institutional Class.........................................    4.83        5.19            4.65
Retirement Class............................................    4.57        4.93            4.39


-------------------------
(a) Inception dates for Harbor Growth Fund, 11/19/1986; Harbor Short Duration Fund, 01/01/1992; Harbor International Growth Fund, 11/01/1993; Harbor International Fund II, 06/01/1996; Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Fund, 11/01/2000; Harbor Small Cap Value Fund, 12/14/2001; Harbor Global Equity Fund, 02/01/2001; Harbor Mid Cap Value Fund, 03/01/2002; and all other Funds, 12/29/1987.
(b) Commenced operations on March 1, 2002.
(c) Commenced operations on December 14, 2001.
(d) Commenced operations on February 1, 2001.
--------------------------------------------------------------------------------

  The performance data quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For average annual total return calculations which reflect the payment of taxes, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions which are classified as exempt interest or which are non-taxable, such as returns of capital. When calculating taxes on redemptions, a complete redemption at the end of the 1-, 5- or 10-year periods is assumed and net redemption proceeds are determined by subtracting capital gains taxes resulting from the redemption and adding the benefits, if any, from capital losses resulting from the redemption. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations. In addition, the after-tax calculations disregard the effect of phase outs of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum tax. Actual after-tax performance will differ depending on a shareholder's individual circumstances.

  The yield of each Fund, except Harbor Money Market Fund, is computed by dividing its net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and maximum offering price (i.e., net asset value) per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the Fund's dividends and interest earned during the period, reduced by accrued expenses for the period. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid to a shareholder's account or the income reported in a Fund's financial statements.

  For the 30-day period ended October 31, 2001, the yield of Harbor Bond Fund was 5.86%. If there had been no reduction of fees, the yield of Harbor Bond Fund would have been 5.65% for the 30-day period ended October 31, 2001.

  For the 30-day period October 31, 2001, the yield of Harbor Short Duration Fund was 4.68%. If there had been no reduction of fees, the yield of Harbor Short Duration Fund would have been 4.48% for the 30-day period ended October 31, 2001.

PERFORMANCE COMPARISONS

  The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Morningstar, Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, Barron's Business Week, Changing Times, Donoghue's Money Fund Report, The Financial Times, Financial World, Forbes, Investor's Daily, Money, Morningstar Mutual Funds, Personal Investor, The Economist, The Wall Street Journal, Individual Investor, Louis Rukeyser's Wall Street, Financial World, and USA Today. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

  The Funds may also either include presentations of, or may compare their performance to, a recognized stock or bond index, including, but not limited to, the Morgan Stanley Capital International Europe, Australasia and Far East
(EAFE), EAFE Growth, MSCI World, Standard & Poor's 500, Russell 2000(R) Growth, Russell Midcap(R) Growth, Russell Midcap(R) Value, Russell 1000(R) Value, Russell 2000(R) Value, Lehman Brothers Aggregate and Salomon Treasury 1 YR CMI. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

                                TAX INFORMATION

  Each Fund is treated as a separate taxpayer for federal income tax purposes.

  Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders and has qualified as such for its taxable year ended October 31, 2001. Each Fund intends to qualify as a regulated investment company for each taxable year. As a regulated investment company, a Fund will not be subject to Federal income or excise taxes on its net investment income and net realized capital gains to the extent such income and gains are distributed to its shareholders in accordance with the timing and other requirements imposed by the Code. If a fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax. Each Fund will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

  Distributions from net investment income of Harbor Capital Appreciation Fund, Harbor Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund and Harbor Small Cap Value Fund may qualify in part for a 70% dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Amounts eligible for the deduction may still be subject to the federal alternative minimum tax and may result in or increase a corporate shareholder's liability for the federal alternative minimum tax.

  A Fund's dividends and distributions will be paid net of any taxes required to be withheld under the Code, including "backup" and "nonresident alien" withholding taxes. Certain dividends and distributions paid by a Fund in January of a given year will be taxable to shareholders as if received on December 31 of the prior year. Distributions of net investment income, certain net foreign currency gains, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions of the excess of net long-term capital gain over net short-term capital loss (taking into account any capital loss carryforwards used to offset net long-term or short-term capital gains) will be taxable as long-term capital gains (generally taxable for noncorporate shareholders at a maximum rate of 20%, or in rare cases 25%, depending upon the source), regardless of how long the shareholders have held their shares. For U.S. federal income tax purposes, all dividends are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund.

  If any Fund that is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest changes upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. Because any credit or deduction for this tax could not be passed through to such Fund's shareholders, the tax would in effect reduce the Fund's economic return from its PFIC investment. An election may generally be available to these Funds that would ameliorate these adverse tax consequences. However, such an election could also require these Funds to recognize income (which would have to be distributed to the Funds' shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

  The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distribution to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.

  Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs.

  A Fund's transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund's portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may therefore need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.

  Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as "backup withholding") 30% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares (other than the redemption or exchange of shares of the Harbor Money Market Fund) if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the Internal Revenue Service or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments. Amounts treated as ordinary dividends to non-U.S. persons (including foreign entities) may be subject to nonresident alien withholding tax at a rate of up to 30%, and certain other payments to such persons may be subject to backup withholding at a 30% rate.

  Provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax. As regulated investment companies, the Funds will also be exempt from the Ohio corporation franchise tax and the Ohio tax on dealers in intangibles, although certain reporting requirements, which have been waived in the past, may in the future have to be satisfied as a prerequisite for this Ohio tax exemption.

  Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for participants.

  At the time of an investor's purchase of a Fund's shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

  Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund's shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

  All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales in the event of other investments in such Fund within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.

  For taxable year 2001, certain shareholders that are individuals or pass-through entities (but not corporate shareholders) who purchased Fund shares (other than in Harbor Money Market Fund) prior to January 1, 2001 and who hold such Fund shares as capital assets may be eligible to make an irrevocable U.S. Federal income tax election on their 2001 Federal income tax returns that would reduce the applicable Federal capital gains rate that would be applied to such shares on the future redemption or other disposition of the shares from 20% to 18%, provided that the shareholder does not redeem or otherwise dispose of such shares for more than five years from the effective date of the election. However, if a shareholder makes this election, the shareholder will be treated as if such shares were sold by the shareholder on January 2, 2001 for a selling price equal to the closing market price of the shares on such date and will be required to recognize any capital gains (but not losses) on such shares in taxable year 2001 (without receiving any additional proceeds from a Fund) at the current applicable capital gains rate. Electing shareholders will receive a new basis in such shares equal to the closing market price of the shares on January 2, 2001.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

  Each of Harbor International Fund, Harbor International Fund II, Harbor International Growth Fund and Harbor Global Equity Fund may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. Certain Funds may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other Funds may also be subject to foreign taxes with respect to their foreign investments but generally will not be eligible to make this election. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses. Investment by any Fund in zero coupon, stripped or certain other securities with original issue discount or market discount could require the Fund to liquidate investments under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash to satisfy distribution requirements.

  At October 31, 2001, Harbor Capital Appreciation Fund had capital loss carryforwards (in thousands) of approximately $1,535,346, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor Mid Cap Growth Fund had capital loss carryforwards (in thousands) of approximately $2,096, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor Growth Fund had capital loss carryforwards (in thousands) of approximately $11,022, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor Small Cap Growth Fund had capital loss carryforwards (in thousands) of approximately $606, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor Large Cap Value Fund had capital loss carryforwards (in thousands) of approximately $12,600, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor International Fund II had capital loss carryforwards (in thousands) of approximately $2,577, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor International Growth Fund had capital loss carryforwards (in thousands) of approximately $371,462, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001, Harbor Global Equity Fund had capital loss carryforwards (in thousands) of approximately $956, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2009.

  At October 31, 2001 Harbor Short Duration Fund had capital loss carryforwards (in thousands) of approximately $20,813, which may be available to offset future realized capital gains, if any; $13,538, $1,182, $2,216, $2,223 and $1,654 will expire on October 31, 2002, October 31, 2004, October 31, 2005, October 31, 2007 and October 31, 2008, respectively.

  The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. The discussion does not address special tax rules which may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Funds may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

                        ORGANIZATION AND CAPITALIZATION

  GENERAL. Harbor Fund is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware business trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the "Declaration of Trust") and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

  Unless otherwise required by the Investment Company Act or the Agreement and Declaration of Trust (the "Declaration of Trust"), Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

  SHAREHOLDER AND TRUSTEE LIABILITY. Harbor is organized as a Delaware business trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of Harbor. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by Harbor or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that Harbor shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Harbor and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

  The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


  As of July 15, 2002, the Owens-Illinois 401(k) Trust owned beneficially and of record 31% of the outstanding shares of beneficial interest of Harbor Growth Fund; Charles Schwab & Co., Inc. owned beneficially and of record 29% of the outstanding shares of beneficial interest of Harbor Mid Cap Growth Fund; Harbor Capital Advisors, Inc. owned beneficially and of record 41% and 69% of the outstanding shares of beneficial interest of Harbor Mid Cap Value Fund and Harbor Global Equity Fund, respectively; and the Harbor Capital Group Trust for Defined Benefit Plans owned beneficially and of record 42% of the outstanding shares of beneficial interest of Harbor Short Duration Fund. Although all shareholders reserve the right to terminate their investments in any of the Funds at any time in the future, the Owens-Illinois 401(k) Trust and the Harbor Capital Group Trust for Defined Benefit Plans have no present intention of doing so.

  As of July 15, 2002, each of the following persons or entities beneficially owned 5% or more of the voting securities of the Institutional Class of each such Fund. Except as noted, the address of each such beneficial owner is One SeaGate, Toledo, Ohio 43666.



                                                    DOMESTIC EQUITY
------------------------------------------------------------------------------------------------------------------------
                                              HARBOR      HARBOR              HARBOR      HARBOR     HARBOR     HARBOR
                                             CAPITAL      MID CAP   HARBOR   SMALL CAP   LARGE CAP   MID CAP   SMALL CAP
                                           APPRECIATION   GROWTH    GROWTH    GROWTH       VALUE      VALUE      VALUE
             NAME OF OWNER                     FUND        FUND      FUND      FUND        FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------------
AGL Life Assurance Company
  FBO VA0001117
  610 W Germantown Pike Suite 460
  Plymouth Meeting, PA 19462............        --          --        --        --          --         --          5%
Bank of New York
  HCR Manor Care Inc
  Trst 401k Plan
  3 Manhattanville Rd Ste 103
  Purchase, NY 10517....................        --          --         5%       --          --         --         --
Bankers Trust Co. TTEE
  Kimble Glass, Inc. M/R/T PPL
  Trst Mailstop 3048
  Attn Ralph Morilla
  100 Plaza One
  Jersey City, NJ 07311-3999............        --           6%       --        --          --         --         --
Bankers Trust Co Trste
  For HCR Master Ret Trust
  DTD 8-1-91
  Attn Ralph Morilla
  100 Plaza One Mailstop 3048
  Jersey City, NJ 07311-3999............        --          --         6%       --           7%        --         --
BDG & Co
  Bingham Legg Advisors
  Attn: Operations
  45 Milk St 2nd Fl
  Boston, MA 02109......................        --          --        --         9%         --         --         --
Charles Schwab & Co., Inc.
  Special Custody Acct for Exclusive
  Benefit of Cust Reinvest Acct
  Attn Mutual Fund Dept
  101 Montgomery Street
  San Francisco, CA 94104-4122..........        20%         29%       10%       21%         --         --          7%
Harbor Capital Advisors, Inc............        --          14%       --        --          --         41%        24%
Thomas R. Moore
  1170 5th Ave
  New York, NY 10029....................        --          --        --        --          --          5%        --
National Financial Service Corp FBO
  Exclusively Our Customers
  Attn Mutual Funds
  P.O. Box 3908
  Church Street Station
  New York, NY 10008-3908...............         8%         --        --        --          --         --         --
National Investor Services Corp.
  For Special Custody
  Exclusive Ben of Shareholders
  55 Water Str 32nd FL
  New York, NY 10041-3299...............        --          --        --        --          --         --          7%

                                                    DOMESTIC EQUITY
------------------------------------------------------------------------------------------------------------------------
                                              HARBOR      HARBOR              HARBOR      HARBOR     HARBOR     HARBOR
                                             CAPITAL      MID CAP   HARBOR   SMALL CAP   LARGE CAP   MID CAP   SMALL CAP
                                           APPRECIATION   GROWTH    GROWTH    GROWTH       VALUE      VALUE      VALUE
             NAME OF OWNER                     FUND        FUND      FUND      FUND        FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------------
Northern Trust Co
  Community Memorial
  Trst 26 31812
  PO Box 92956
  Chicago, IL 60675.....................        --          --        --         7%         --         --         --
Northern Trust Co.
  Liberty Mutual Employees
  TRST Thrift Incentive Plan DV
  P.O. Box 92956
  Chicago, IL 60675.....................        --          --        --         7%         --         --         --
Owens-Illinois 401(k) Trust.............        --          12%       31%       --          43%        24%         6%
State Street Bank & Trust Co
  3M Voluntary Investment Plan Tr
  Trst Specialized Trust Services
  105 Rosemont Ave
  Westwood, MA 02090-2318...............         6%         --        --        --          --         --         --
------------------------------------------------------------------------------------------------------------------------

                                                INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------
                                                                                                  HARBOR       HARBOR
                                                                  HARBOR          HARBOR       INTERNATIONAL   GLOBAL
                                                               INTERNATIONAL   INTERNATIONAL      GROWTH       EQUITY
                       NAME OF OWNER                               FUND           FUND II          FUND         FUND
---------------------------------------------------------------------------------------------------------------------
Archbishop Iakovos Leadership
  One Hundred Endowment Fund, Inc.
  George P. Kokalis TTEE
  Constantine G Caras TTEE
  8 East 79th St.
  New York, NY 10021........................................        --               6%             --           --
Bankers Trust Co. TTEE
  Kimble Glass, Inc. M/R/T PPL
  Trst Mailstop 3048
  Attn Ralph Morilla
  100 Plaza One
  Jersey City, NJ 07311-3999................................        --              --              --           15%
Charles Schwab & Co., Inc.
  Special Custody Acct for Exclusive
  Benefit of Cust Reinvest Acct
  Attn Mutual Fund Dept
  101 Montgomery Street
  San Francisco, CA
  94104-4122................................................        23%             21%             16%          --
Greek Orthodox Archdiocese of
  America Pension Fund
  George D Chelpon & Costas Sitaris TTEEs DTD 1-1-94
  8 East 79th St
  New York, NY 10021........................................        --               5%             --           --
Harbor Capital Advisors, Inc................................        --              --              --           69%
Macalester College
  1600 Grand Ave
  St. Paul, MN 55105-1899...................................        --              --               6%          --
National Financial Service Corp
  FBO Exclusively Our Customers
  Attn Mutual Funds
  P.O. Box 3908
  Church Street Station
  New York, NY 10008-3908...................................         6%             --               9%          --
Saxon & Co.
  Sarah Scaife
  1212 400 70001 46
  P.O. Box 7780 1888
  Philadelphia, PA 19182....................................        --               8%             --           --

                                                FIXED INCOME
------------------------------------------------------------------------------------------------------------
                                                                                  HARBOR          HARBOR
                                                                  HARBOR           SHORT           MONEY
                                                                   BOND          DURATION         MARKET
                       NAME OF OWNER                               FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------
Bank of New York
  HCR Manor Care Inc
  Trst 401(k) Plan
  3 Manhattanville Rd Ste 103
  Purchase NY 10577.........................................        --              --              11%
Bankers Trust
  Harbor Capital Grp Tr Def Ben Plan
  Trst Mailstop 3048
  Attn Ralph Morilla
  100 Plaza One
  Jersey City, NJ 07311-3999................................        --              42%             --
Charles Schwab & Co., Inc.
  Special Custody Acct For Exclusive
  Benefit Of Cust Reinvest Acct
  Attn Mutual Fund Dept
  101 Montgomery Street
  San Francisco, CA
  94104-4122................................................        22%              8%             --
Joseph H. Lemieux...........................................        --              --               5%
National Financial Service Corp
  Exclusively Our Customers
  Attn Mutual Funds
  P.O. Box 3908
  Church Street Station
  New York, NY 10008-3908...................................        12%              5%             --
Owens-Illinois 401(k) Trust.................................        --              --              17%
------------------------------------------------------------------------------------------------------------

                                   CUSTODIAN

  State Street Bank and Trust Company has been retained to act as Custodian of the Funds' assets and, in that capacity, maintains certain financial and accounting records of the Funds. The Custodian's mailing address is P.O. Box 1713, Boston, MA 02105.

                 INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

  Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as Harbor Fund's independent auditors, providing audit services, including review and consultation in connection with various filings by Harbor Fund with the SEC and tax authorities for the fiscal years ended October 31, 2001 and October 31, 2000. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, had served as Harbor Fund's independent auditors for prior periods. The audited financial statements of Harbor Fund incorporated by reference in this Statement of Additional Information have been so incorporated in reliance upon the reports of the independent auditors and previous independent auditors, given on their authority as experts in auditing and accounting.


  The audited financial statements of Harbor Fund together with the notes to the financial statements, all of which are included in the semi-annual report to shareholders dated April 30, 2002 on pages 24-29, 42-47, and 60-65 are hereby incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC.

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

  MIG-1--Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

  MIG-2--Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

STANDARD & POOR'S CORPORATION

  AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

  AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

  A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  BB AND B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Municipal notes issued since July 29, 1984 are rated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

DUFF & PHELPS, INC.
(HARBOR MONEY MARKET FUND ONLY)

  AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  Duff & Phelps applies modifiers, AA+, AA, and AA- in the AA category for long-term fixed securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category; the modifier AA indicates a mid-range ranking; and the modifier AA- indicates that the issue ranks in the lower end of the AA category.

FITCH/IBCA
(HARBOR MONEY MARKET FUND ONLY)

  AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'. Fitch applies plus ("+") and minus ("-") modifiers in the AA category to indicate the relative position of a credit within the rating category. The modifier AA+ indicates that the security ranks at the higher end of the AA category 4 than a security rated AA or AA-.

THOMSON BANKWATCH, INC.
(HARBOR MONEY MARKET FUND ONLY)

  A: Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

  A/B: Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

  P-1: Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

STANDARD & POOR'S CORPORATION

  A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

DUFF & PHELPS, INC.
(HARBOR MONEY MARKET FUND ONLY)

  DUFF 1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are considered excellent and are supported by strong fundamental protection factors. Risk factors are minor.

  Duff & Phelps applies a plus and minus rating scale, Duff 1 plus, Duff 1 and Duff 1 minus in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating Duff 1 plus indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating Duff 1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating Duff 1 minus indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.

                               [HARBOR FUND LOGO]

                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com


06/2002/100                                                [RECYCLED PAPER LOGO]

                                                                  recycled paper

                                  HARBOR FUND

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS


    a. 1(1)      Agreement and Declaration of Trust, dated June 8, 1993.
       1(2)      Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share, dated
                   November 1, 1993.
       1(3)      Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated June
                   1, 1996.
       6(4)      Form of Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated
                   November 1, 2000.
       8(5)      Form of Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated
                   February 1, 2001.
       11(6)     Form of Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated
                   December 14, 2001.
       12(7)     Form of Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated
                   September 20, 2001.
       12(8)     Form of Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated March
                   1, 2002.
   1b.           By-laws, dated June 8, 1993.
    c.           Inapplicable.
    d. 10(1)     Form of Investment Advisory Agreement--Harbor Mid Cap Growth
                   Fund.
       10(2)     Form of Investment Advisory Agreement--Harbor Growth Fund.
       10(3)     Form of Investment Advisory Agreement--Harbor Small Cap
                   Growth Fund.
       10(4)     Form of Investment Advisory Agreement--Harbor International
                   Growth Fund.
       10(5)     Form of Investment Advisory Agreement--Harbor Global Equity
                   Fund.
       10(6)     Form of Investment Advisory Agreement--Harbor Capital
                   Appreciation Fund.
       10(7)     Form of Investment Advisory Agreement--Harbor International
                   Fund II.
       10(8)     Form of Investment Advisory Agreement--Harbor International
                   Fund.
       10(9)     Form of Investment Advisory Agreement--Harbor Value Fund.
       10(10)    Form of Investment Advisory Agreement--Harbor Bond Fund.
       10(11)    Form of Investment Advisory Agreement--Harbor Short Duration
                   Fund.
       10(12)    Form of Investment Advisory Agreement--Harbor Money Market
                   Fund.
       10(13)    Form of Subadvisory Agreement--Harbor Mid Cap Growth Fund.
       10(14)    Form of Subadvisory Agreement--Harbor Growth Fund.
       10(15)    Form of Subadvisory Agreement--Harbor Small Cap Growth Fund.
       10(16)    Form of Subadvisory Agreement--Harbor International Growth
                   Fund.
       10(17)    Form of Subadvisory Agreement--Harbor Global Equity Fund.
       10(18)    Form of Subadvisory Agreement--Harbor Capital Appreciation
                   Fund.
       10(19)    Form of Subadvisory Agreement--Harbor International Fund II.
       10(20)    Form of Subadvisory Agreement--Harbor International Fund.
       10(21)    Form of Subadvisory Agreement--Harbor Value Fund.
       10(22)    Form of Subadvisory Agreement--Harbor Value Fund.
       10(23)    Form of Subadvisory Agreement--Harbor Bond Fund.
       10(24)    Form of Subadvisory Agreement--Harbor Short Duration Fund.
       10(25)    Form of Subadvisory Agreement--Harbor Money Market Fund.
       11(26)    Form of Investment Advisory Agreement--Harbor Small Cap
                   Value Fund.
       11(27)    Form of Subadvisory Agreement--Harbor Small Cap Value Fund.
       11(28)    Form of Subadvisory Agreement--Harbor Large Cap Value Fund.
       12(29)    Form of Subadvisory Agreement--Harbor Mid Cap Value Fund.
       12(30)    Form of Investment Advisory Agreement--Harbor Mid Cap Value
                   Fund.
  13e.           Form of Distribution Agreement.
    f.           Inapplicable.
   3g.           Custodian Agreement.
       12(1)     Fee Schedule for Exhibit g.
  10h.           Form of Transfer Agent and Service Agreement.
       12(1)     Fee Schedule for Exhibit h.
   1i.           Opinion and Consent of Counsel as to legality of shares
                   being registered incorporated by reference to Rule 24f-2
                   Notice filed on Form 24f-2 on December 27, 1996 (File No.
                   811-04676).
    j.           Consent of Independent Accountants.
    k.           2002 Semi-Annual Report to Shareholders is incorporated by reference to Form N30D (File No. 811-04676) filed on June
                   19, 2002 (Accession No. 0000950124-02-002129).
   3l.           Investment Representation Letter relating to initial
                   capital.

    m. 13(1)     Retirement Class shares distribution plan.
       13(2)     Investor Class shares distribution plan.
  13n.           Multiple Class Plan pursuant to Rule 18f-3.
   8o.           Power of Attorney.
    p. 12(1)     Harbor Fund and HCA Securities, Inc. Code of Ethics.
       11(2)     Harbor Capital Advisors, Inc. Code of Ethics.
       6(3)      Emerging Growth Advisors, Inc. Code of Ethics.
       6(4)      Jennison Associates LLC Code of Ethics.
       6(5)      Summit International Investments, Inc. Code of Ethics.
       6(6)      Northern Cross Investments, Ltd. Code of Ethics.
       6(7)      DePrince, Race & Zollo Code of Ethics.
       6(8)      Richards & Tierney Code of Ethics.
       13(9)     Pacific Investment Management Co. Code of Ethics.
       6(10)     Fischer, Francis Trees & Watts Code of Ethics.
       7(11)     Wall Street Associates Code of Ethics
       7(12)     Westfield Capital Management Company, Inc. Code of Ethics
       8(13)     BPI Global Asset Management Code of Ethics
       11(14)    EARNEST Partners LLC Code of Ethics
       11(15)    Armstrong Shaw Associates Code of Ethics
       12(16)    Dalton, Greiner, Hartman, Maher & Co. Code of Ethics


-------------------------


 (1)  Filed with Post-Effective Amendment No. 22 on February 27,
      1997.
 (2)  Filed with Post-Effective Amendment No. 23 on December 30,
      1997.
 (3)  Filed with Post-Effective Amendment No. 24 on February 26,
      1998.
 (4)  Filed with Post-Effective Amendment No. 25 on December 30,
      1998.
 (5)  Filed with Post-Effective Amendment No. 27 on February 25,
      2000.
 (6)  Filed with Post-Effective Amendment No. 28 on August 14,
      2000.
 (7)  Filed with Post-Effective Amendment No. 29 on October 26,
      2000.
 (8)  Filed with Post-Effective Amendment No. 30 on November 16,
      2000.
 (9)  Filed with Post-Effective Amendment No. 31 on January 24,
      2001.
(10)  Filed with Post-Effective Amendment No. 32 on April 20,
      2001.
(11)  Filed with Post-Effective Amendment No. 33 on September 19,
      2001.
(12)  Filed with Post-Effective Amendment No. 34 on December 3,
      2001.
(13)  Filed with Post-Effective Amendment No. 36 on June 20, 2002.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


None


ITEM 25. INDEMNIFICATION

The Registrant maintains directors and officers insurance which, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

The business of Harbor Capital Advisors, Inc. is summarized under "The Adviser and Subadvisers" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.

Northern Cross Investments Limited is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Northern Cross Investments Limited is currently listed in the investment adviser registration on Form ADV for Northern Cross Investments Limited (File No. 801-42997) and is hereby incorporated by reference thereto.

Emerging Growth Advisors, Inc. is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Emerging Growth Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Emerging Growth Advisors, Inc. (File No. 801-42166) and is hereby incorporated by reference thereto.

Armstrong Shaw Associates, Inc. is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Armstrong Shaw Associates is currently listed in the investment adviser registration on Form ADV for Armstrong Shaw Associates (File No. 801-20597) and is hereby incorporated by reference thereto.

Pacific Investment Management Company is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company (File No. 801-7260) and is hereby incorporated by reference thereto.

Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.

Jennison Associates LLC is a subadviser to Registrant's investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.

Earnest Partners LLC is a subadviser to Registrant's investment adviser. The business or other connections of each director or officer of Earnest Partners LLC is currently listed in the investment adviser registration on Form ADV for Earnest Partners LLC (File No. 801-56189) and is hereby incorporated by reference thereto.


Wall Street Associates is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Wall Street Associates is currently listed in the investment adviser registration on Form ADV for Wall Street Associates (File No. 801-30019) and is hereby incorporated herein by reference thereto.


Westfield Capital Management Company, Inc. is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Westfield Capital Management is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management (File No. 801-34350) and is hereby incorporated herein by reference thereto.

BPI Global Asset Management LLP is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of BPI Global Asset Management LLP is currently listed in the investment adviser registration on Form ADV for BPI Global Asset Management LLP (File No. 801-53972) and is hereby incorporated herein by reference thereto.

Dalton, Greiner, Hartman, Maher & Co. is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Dalton, Greiner, Hartman, Maher & Co. is currently listed in the investment adviser registration Form ADV for Dalton, Greiner, Hartman, Maher & Co. (File No. 801-36175) and is hereby incorporated herein by reference thereto.

Mastholm Asset Management LLC is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Mastholm Asset Management LLC is currently listed in the investment adviser registration Form ADV for Mastholm Asset Management LLC (File No. 801-54834) and is hereby incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) None

(b)

                                                                             POSITIONS AND          POSITIONS AND
                                                                              OFFICES WITH           OFFICES WITH
                       NAME                        BUSINESS ADDRESS           UNDERWRITER             REGISTRANT
                       ----                        ----------------          -------------          -------------
  David G. Van Hooser...........................  One SeaGate           Director                    Chairman
                                                  Toledo, Ohio 43666                                and Trustee
  James M. Williams.............................  One SeaGate           Director and                President
                                                  Toledo, Ohio 43666    President
  Constance L. Souders..........................  One SeaGate           Director, Vice President    Vice President
                                                  Toledo, Ohio 43666    and Secretary               and Treasurer

(c) Inapplicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., HCA Securities, Inc., and Harbor Transfer, Inc. each of which is located at One SeaGate, Toledo, Ohio 43666. Records are also maintained by each Fund's respective subadviser located at: Wall Street Associates, 1200 Prospect Street, Suite 100, LaJolla, California 92037; Emerging Growth Advisors, Inc., 401 E. Pratt Street, Suite 211, Baltimore, Maryland 21202; Westfield Capital Management Company, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111; Mastholm Asset Management LLC, 10500 NE 8th Street, Suite 1725, Bellevue, Washington 98004; BPI Global Asset Management LLP, 1900 Summit Tower Blvd, Suite 450, Orlando, FL 32810; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Summit International Investments, Inc., 125 Summer Street, Boston, Massachusetts 02110; Northern Cross Investments Limited, Clarendon House, 2 Church Street, Hamilton, Bermuda HMDX; EARNEST Partners LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309; Armstrong Shaw Associates, Inc., 45 Grove Street, New Canaan, CT 06840; Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue, New York, New York 10166. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 29. MANAGEMENT SERVICES

Inapplicable.

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toledo, the State of Ohio, on the 23rd day of July, 2002.


                                        HARBOR FUND

                                        By: /s/  James M. Williams
                                         ---------------------------------------
                                            JAMES M. WILLIAMS
                                            PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


                       SIGNATURES                                          TITLE                        DATE
                       ----------                                          -----                        ----

   /s/            DAVID G. VAN HOOSER*                    Chairman and Trustee                      July 23, 2002
--------------------------------------------------------
                  DAVID G. VAN HOOSER

  /s/               JAMES M. WILLIAMS                     President (Principal Executive Officer)   July 23, 2002
--------------------------------------------------------
                   JAMES M. WILLIAMS

  /s/             CONSTANCE L. SOUDERS                    Vice President and Treasurer (Principal   July 23, 2002
--------------------------------------------------------  Financial and Accounting Officer)
                  CONSTANCE L. SOUDERS

  /s/                JOHN P. GOULD*                       Trustee                                   July 23, 2002
--------------------------------------------------------
                     JOHN P. GOULD

   /s/             HOWARD P. COLHOUN*                     Trustee                                   July 23, 2002
--------------------------------------------------------
                   HOWARD P. COLHOUN

  /s/               RODGER F. SMITH*                      Trustee                                   July 23, 2002
--------------------------------------------------------
                    RODGER F. SMITH


-------------------------
* Executed by James M. Williams pursuant to a power of attorney filed with Post-Effective Amendment No. 30.

                                  HARBOR FUND

                  INDEX TO EXHIBITS IN REGISTRATION STATEMENT


NO.                                     EXHIBIT
---                                     -------
99.j          Consent of Independent Accountants